UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
October 31, 2019
Not FDIC Insured • No bank guarantee • May lose value
STRATEGIC BETA ETFs
Columbia Sustainable Global Equity Income ETF
Columbia Sustainable International Equity Income ETF
Columbia Sustainable U.S. Equity Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2019

Columbia Sustainable Global Equity Income ETF
Fund at a Glance 3
Manager Discussion of Fund Performance 6
Columbia Sustainable International Equity Income ETF
Fund at a Glance 8
Manager Discussion of Fund Performance 11
Columbia Sustainable U.S. Equity Income ETF
Fund at a Glance 13
Manager Discussion of Fund Performance 15
Understanding Your Fund’s Expenses 17
Frequency Distribution of Premiums and Discounts 18
Portfolio of Investments 19
Statement of Assets and Liabilities 30
Statement of Operations 31
Statement of Changes in Net Assets 32
Financial Highlights 34
Notes to Financial Statements 37
Report of Independent Registered Public Accounting Firm 45
Federal Income Tax Information 46
Trustees and Officers 47
Approval of Investment Management Services Agreement 52
Additional Information 55

FUND AT A GLANCE
Columbia Sustainable Global Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable Global Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable Global Equity Income 200 Index (Net).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable Global Equity Income 200 Index (Net) is designed to reflect the performance of the top 200 U.S. and foreign large and mid-cap companies (located in developed markets)
within the MSCI World Index.
The MSCI World Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® Sustainable Global Equity Income 200
Index (Net) and the MSCI World Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2019)
Inception 1 Year Life
Market Price 06/13/16 8.12 10.28
Net Asset Value 06/13/16 8.08 10.01
{
Beta Advantage®
}
Sustainable
Global Equity Income 200 Index
(Net) 7.68 9.92
MSCI World Value Index (Net) 8.51 8.79

FUND AT A GLANCE
(continued)
Columbia Sustainable Global Equity Income ETF
4 Strategic Beta ETFs | Annual Report 2019
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2019)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Top ten holdings (%) (at October 31, 2019)
Nordstrom, Inc. (United States) 1 .1
Harley-Davidson, Inc. (United States) 1 .0
Valero Energy Corp. (United States) 1 .0
Lam Research Corp. (United States) 1 .0
AbbVie, Inc. (United States) 1 .0
Steel Dynamics, Inc. (United States) 1 .0
Cardinal Health, Inc. (United States) 1 .0
Zions Bancorp NA (United States) 0 .9
Celanese Corp. (United States) 0 .9
Comerica, Inc. (United States) 0 .9
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Country breakdown (%) (at October 31, 2019 )
Australia 3 .0
Austria 0 .6
Canada 1 .5
Denmark 0 .3
Finland 0 .5
France 2 .4
Germany 3 .2
Hong Kong 1 .0
Italy 0 .6
Japan 14 .9
Netherlands 2 .0
Norway 0 .2
Singapore 0 .4
Spain 2 .8
Sweden 1 .0
Switzerland 0 .2
United Kingdom 1 .3
United States
(a)
64 .1
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.

FUND AT A GLANCE
(continued)
Columbia Sustainable Global Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 5
Equity sector breakdown (%) (at October 31, 2019)
Financials 17 .5
Industrials 17 .1
Materials 9 .4
Information Technology 9 .3
Consumer Staples 9 .1
Consumer Discretionary 9 .0
Health Care 8 .2
Energy 7 .7
Utilities 6 .9
Communication Services 4 .7
Real Estate 1 .1
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable Global Equity Income ETF
6 Strategic Beta ETFs | Annual Report 2019
For the 12-month period that ended October 31, 2019, the Fund returned 8.08% based on net asset value (NAV) and
8.12% based on market price. The Beta Advantage
®
Sustainable Global Equity Income 200 Index (Net) (the Index), against which the performance of the Fund is measured, returned 7.68% during the same period. For comparison, the MSCI
World Value Index (Net) returned 8.51% for the same period.
The Fund had an NAV of $27.83 on October 31, 2018 and ended the annual period on October 31, 2019 with an NAV of
$26.97. The Fund’s market price on October 31, 2019 was $26.94 per share.
Global equities advanced despite trade wars, slowing economies and geopolitical tensions
As the annual period started in November 2018, global equities overall experienced a brief reprieve following a challenging month prior. Dovish comments from U.S. Federal Reserve (Fed) Chair Powell, an accommodative stance by
Chinese policymakers toward the private corporate sector and seemingly encouraging progress toward China-U.S. trade talks buoyed the markets. However, the relief rally proved short-lived, as global equities then plunged in December 2018 on renewed investor fears sparked by the arrest of a Chinese technology executive, a partial U.S. federal government shutdown and the U.S. President’s criticism of Fed Chair Powell. Global equities also fell on trade war escalations between the U.S. and China and on political uncertainty in Europe, particularly surrounding the Italian fiscal budget and ongoing Brexit negotiations.
Global equity markets then came roaring back in the first quarter of 2019. Much of the impetus for the strong equity recovery was attributed to an abrupt change in monetary policy direction by the Fed, where the bias shifted from a tightening mode to a significantly more dovish stance. Other contributing factors to the sharp market turnaround included a sizable fiscal and monetary stimulus program in China, seeming progress on trade talks between the U.S. and China and some indicators the most disruptive Brexit outcome (where the U.K. leaves the European Union without a trade agreement in place) could be avoided.
The second quarter of 2019 reflected a milder continuation of the volatility seen during the prior two quarters. In U.S.
dollar terms, developed equity markets outside the U.S., gained modestly, with the majority coming from stock returns measured in local currency and the balance coming from weakness in the U.S. dollar. The U.S. equity market delivered healthy gains in the second quarter of 2019, although similarly amidst some intra-quarter volatility. Global equity market gains came despite a continued slowdown in global economic growth, a trend especially reflected in manufacturing data, the sector of the economy most directly impacted by ongoing trade wars.
International equity markets fell in the third quarter of 2019, while U.S. equity markets eked out modest gains. Stop/
start trade negotiations with China, sustained protests in Hong Kong and an escalation of the rhetoric surrounding Brexit all served to keep investors skittish and lacking sustained conviction. Disturbances in the U.S. repo market, normally a place of small concern to equity investors, became front-page news, as spikes in the cost of very short-term borrowing indicated stresses in the banking system, and forced the Fed to respond by expanding its balance sheet to provide liquidity to the money markets. Further, economic data weakened in both the Eurozone and Japan, most notably in the manufacturing-oriented portions of their economies, though data in the U.S. was fairly resilient. Offsetting these risks, central bank policy became more supportive, with the Fed cutting its interest rates twice during the quarter — its first interest rate cuts since 2008, and the European Central Bank both cutting its interest rates and restarting its program of quantitative easing.
In October 2019, international and U.S. equity markets alike advanced on generally upbeat third calendar quarter corporate earnings and easing geopolitical tensions, with a tentative U.K.-European Union Brexit agreement and seeming progress in U.S.-China trade negotiations. The Fed cut its interest rates for the third time in 2019. However, Fed Chair
Powell signaled another rate change was unlikely as long as conditions remained steady. European equity markets moved higher on the back of positive corporate earnings and unchanged policy by the European Central Bank. Tensions regarding a no-deal Brexit receded, as the European Union extended the Brexit deadline from the end of October 2019 to the end of January 2020. Japanese equities experienced positive returns, as Japan’s economy continued to recover, and the U.S. and Japan signed a limited trade deal on agriculture and digital trade.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable Global Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 7
Within the MSCI World Value Index, utilities, real estate and information technology were the best performing sectors.
Energy was by far weakest and the only sector in the MSCI World Value Index to post a negative absolute return during the annual period. Materials, health care and financials each generated a positive absolute return but also lagged the
MSCI World Value Index during the annual period. From a country perspective, Macau, Italy, New Zealand and Portugal were the strongest performing constituents of the MSCI World Value Index, while Russia, China, Luxembourg and Israel were weakest.
Index lagged MSCI World Value Index during annual period
Index constituents in the consumer discretionary, communication services and financials sectors detracted most from the Index’s results relative to the MSCI World Value Index during the annual period. Partially offsetting these detractors were Index constituents in the materials, information technology and energy sectors, which contributed most positively to the Index’s results relative to the MSCI World Value Index.
From a country perspective, Index constituents in the U.S., Germany and Japan detracted the most from the Index’s results relative to the MSCI World Value Index during the annual period. Conversely, Index constituents in the
Netherlands, Sweden and the U.K. contributed most positively to the Index’s results relative to the MSCI World Value
Index.
Relative to the MSCI World Value Index, overweight positions in department store retailer Macy’s, integrated telecommunications company CenturyLink and casual apparel retailer The GAP (0.74%, 0% and 0.69% of Fund net assets as of 10/31/19, respectively), each based in the U.S., detracted most. Each generated a double-digit negative absolute return during the annual period. Relative to the MSCI World Value Index, an overweight position in semiconductor company Lam Research and underweight positions in semiconductor company Applied Materials and integrated energy company Exxon Mobil (1.03%, 0.77% and 0.51% of Fund net assets as of 10/31/19, respectively), each based in the
U.S., contributed most positively. Lam Research posted a robust double-digit positive absolute return during the annual period, while Applied Materials and Exxon Mobil each underperformed the Index during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. ETFs may trade at a discount to NAV, are subject to tracking/correlation risk and shareholders bear additional ETF expenses. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Sustainable International Equity Income ETF
8 Strategic Beta ETFs | Annual Report 2019
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable International Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable International Equity Income 100 Index (Net).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable International Equity Income 100 Index (Net) is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI World ex USA Value Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets that have value characteristics. The Index consists of the following 23 developed market country indices: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United
Kingdom.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® Sustainable International Equity Income
100 Index (Net) and the MSCI World ex USA Value Index (Net) which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2019)
Inception 1 Year Life
Market Price 06/13/16 8.74 8.70
Net Asset Value 06/13/16 6.05 7.29
{
Beta Advantage
}
® Sustainable
International Equity Income 100
Index (Net) 6.49 7.85
MSCI World ex USA Value Index
(Net) 5.95 7.15

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 9
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2019)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Top ten holdings (%) (at October 31, 2019)
Mitsubishi Chemical Holdings Corp. (Japan) 1 .5
HOCHTIEF AG (Germany) 1 .5
ORIX Corp. (Japan) 1 .5
Covestro AG (Germany) 1 .5
Showa Denko KK (Japan) 1 .5
Astellas Pharma, Inc. (Japan) 1 .5
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 1 .5
Toyota Tsusho Corp. (Japan) 1 .4
Idemitsu Kosan Co. Ltd. (Japan) 1 .4
ITOCHU Corp. (Japan) 1 .4
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Country breakdown (%) (at October 31, 2019 )
Australia 8 .4
Austria 1 .6
Canada 4 .3
Denmark 0 .8
Finland 1 .4
France 6 .7
Germany 8 .9
Hong Kong 2 .8
Italy 1 .7
Japan 41 .3
Netherlands 5 .6
Norway 0 .6
Singapore 1 .1
Spain 7 .7
Sweden 2 .7
Switzerland 0 .5
United Kingdom 3 .7
United States
(a)
0 .2
Total 100 .0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.

FUND AT A GLANCE
(continued)
Columbia Sustainable International Equity Income ETF
10 Strategic Beta ETFs | Annual Report 2019
Equity sector breakdown (%) (at October 31, 2019)
Industrials 20 .9
Financials 16 .8
Materials 15 .2
Communication Services 8 .9
Consumer Staples 8 .0
Health Care 7 .3
Utilities 7 .1
Energy 5 .9
Consumer Discretionary 5 .2
Real Estate 3 .1
Information Technology 1 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable International Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 11
For the 12-month period that ended October 31, 2019, the Fund returned 6.05% based on net asset value (NAV) and
8.74% based on market price. The Beta Advantage
®
Sustainable International Equity Income 100 Index (Net) (the Index),
against which the performance of the Fund is measured, returned 6.49% during the same period. For comparison, the
MSCI World ex USA Value Index (Net) returned 5.95% for the same period.
The Fund had an NAV of $26.68 on October 31, 2018 and ended the annual period on October 31, 2019 with an NAV of
$25.78. The Fund’s market price on October 31, 2019 was $25.72 per share.
International equities gained despite trade wars and slowing global economic growth
As the annual period started in November 2018, international equities overall experienced a brief reprieve following a challenging month prior. Dovish comments from U.S. Federal Reserve (Fed) Chair Powell, an accommodative stance by Chinese policymakers toward the private corporate sector and seemingly encouraging progress toward China-U.S.
trade talks buoyed the markets. However, the relief rally proved short-lived, as international equities then plunged in
December 2018 on renewed investor fears sparked by the arrest of a Chinese technology executive, a partial U.S. federal government shutdown and the U.S. President’s criticism of Fed Chair Powell. International equities also fell on trade war escalations between the U.S. and China and on political uncertainty in Europe, particularly surrounding the Italian fiscal budget and ongoing Brexit negotiations.
International equity markets then came roaring back in the first quarter of 2019. Much of the impetus for the strong equity recovery was attributed to an abrupt change in monetary policy direction by the Fed, where the bias shifted from a tightening mode to a significantly more dovish stance. Other contributing factors to the sharp market turnaround included a sizable fiscal and monetary stimulus program in China, seeming progress on trade talks between the U.S. and China and some indicators the most disruptive Brexit outcome (where the U.K. leaves the European Union without a trade agreement in place) could be avoided.
The second quarter of 2019 reflected a milder continuation of the volatility seen during the prior two quarters. In U.S.
dollar terms, developed equity markets outside the U.S. gained modestly, with the majority coming from stock returns measured in local currency and the balance coming from weakness in the U.S. dollar. International equity market gains came despite a continued slowdown in global economic growth, a trend especially reflected in manufacturing data, the sector of the economy most directly impacted by ongoing trade wars.
International equity markets fell in the third quarter of 2019. Stop/start trade negotiations with China, sustained protests in Hong Kong and an escalation of the rhetoric surrounding Brexit all served to keep investors skittish and lacking sustained conviction. Disturbances in the U.S. repo market, normally a place of small concern to equity investors, became front-page news, as spikes in the cost of very short-term borrowing indicated stresses in the banking system, and forced the Fed to respond by expanding its balance sheet to provide liquidity to the money markets. Further, economic data weakened in both the eurozone and Japan, most notably in the manufacturing-oriented portions of their economies. Offsetting these risks, central bank policy became more supportive, with the Fed cutting its interest rates twice during the quarter — its first interest rate cuts since 2008, and the European Central Bank both cutting its interest rates and restarting its program of quantitative easing.
In October 2019, international equity markets advanced on generally upbeat third calendar quarter corporate earnings and easing geopolitical tensions, with a tentative U.K.-European Union Brexit agreement and seeming progress in U.S.-
China trade negotiations. The Fed cut its interest rates for the third time in 2019. However, Fed Chair Powell signaled another rate change was unlikely as long as conditions remained steady. European equity markets moved higher on the back of positive corporate earnings and unchanged policy by the European Central Bank. Tensions regarding a no-deal
Brexit receded, as the European Union extended the Brexit deadline from the end of October 2019 to the end of January
2020. Japanese equities experienced positive returns, as Japan’s economy continued to recover, and the U.S. and Japan signed a limited trade deal on agriculture and digital trade.
Within the MSCI World ex USA Value Index, utilities, real estate and industrials were the best performing sectors during the annual period. Consumer staples, energy and information technology were weakest, each posting a negative absolute

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable International Equity Income ETF
12 Strategic Beta ETFs | Annual Report 2019
return. From a country perspective, Macau, Italy, Greece, New Zealand and Portugal were the strongest performing constituents of the MSCI World ex USA Value Index, while Russia, China, Luxembourg, Israel and Norway were weakest.
Index outpaced MSCI World ex USA Value Index during the annual period
Index constituents in the materials, consumer staples and energy sectors contributed most positively to the Index’s results relative to the MSCI World ex USA Value Index during the annual period. Partially offsetting these positive contributors were the industrials, real estate and utilities sectors, which detracted.
From a country perspective, Index constituents in the Netherlands, Sweden and Israel contributed most positively to the
Index’s results relative to the MSCI World ex USA Value Index during the annual period. Conversely, Index constituents in
Germany, Japan and Australia detracted the most from the Index’s results relative to the MSCI World ex USA Value Index.
Relative to the MSCI World ex USA Value Index, overweight positions in Japanese housing materials producer LIXIL Group,
Denmark-based brewing company Carlsberg and Italian utilities company Enel SPA (0.90%, 0.76% and 0.89% of Fund net assets as of 10/31/19, respectively) contributed most positively. Each posted a robust double-digit positive absolute return during the annual period. Relative to the MSCI World ex USA Value Index, overweight positions in U.K. postal and delivery services provider Royal Mail, German media company Prosiebensat.1 Media and Japanese camera and technology hardware manufacturer Nikon (0%, 0% and 1.23% of Fund net assets as of 10/31/19, respectively) detracted most. Each generated a double-digit negative absolute return during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. ETFs may trade at a discount to NAV, are subject to tracking/correlation risk and shareholders bear additional ETF expenses. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different financial and accounting standards. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

FUND AT A GLANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 13
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Michael Barclay, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
Columbia Sustainable U.S. Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross).
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (Gross) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts)
using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The MSCI USA Value Index (Gross) captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2019)
Inception 1 Year Life
Market Price 06/13/16 9.04 11.86
Net Asset Value 06/13/16 9.19 11.77
{
Beta Advantage
}
® Sustainable U.S.
Equity Income 100 Index (Gross) 9.44 12.16
MSCI USA Value Index (Gross) 11.07 10.68

FUND AT A GLANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
14 Strategic Beta ETFs | Annual Report 2019
Performance of a hypothetical $10,000 investment (June 13, 2016 — October 31, 2019)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Top ten holdings (%) (at October 31, 2019)
Nordstrom, Inc. 1 .7
Harley-Davidson, Inc. 1 .6
Valero Energy Corp. 1 .6
Lam Research Corp. 1 .6
AbbVie, Inc. 1 .6
Steel Dynamics, Inc. 1 .5
Cardinal Health, Inc. 1 .5
Zions Bancorp NA 1 .4
Celanese Corp. 1 .4
Comerica, Inc. 1 .4
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at October 31, 2019 )
Common Stocks 99.7
Money Market Fund 0.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2019)
Financials 17 .9
Industrials 14 .9
Information Technology 13 .6
Consumer Discretionary 11 .1
Consumer Staples 9 .7
Health Care 8 .8
Energy 8 .7
Utilities 6 .8
Materials 6 .1
Communication Services 2 .4
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Sustainable U.S. Equity Income ETF
Strategic Beta ETFs | Annual Report 2019 15
For the 12-month period that ended October 31, 2019, the Fund returned 9.19% based on net asset value (NAV) and
9.04% based on market price. The Beta Advantage
®
Sustainable U.S. Equity Income 100 Index (Gross) (the Index), against which the performance of the Fund is measured, returned 9.44% during the same period. For comparison, the MSCI USA
Value Index (Gross) returned 11.07% for the same period.
The Fund had an NAV of $28.25 on October 31, 2018 and ended the annual period on October 31, 2019 with an NAV of
$28.60. The Fund’s market price on October 31, 2019 was $28.62 per share.
U.S. equities posted gains despite trade wars, geopolitical pressures and slowing economy
The U.S. equity markets got off to a solid start in November 2018, when the annual period began. The U.S. economy advanced at a rate higher than its long-term average, reaching 3.2% in the third quarter, with fourth quarter data pointing to a solid year end. The labor markets added a monthly average of 170,000 new jobs during the fourth quarter, a figure more than ample to absorb new workers. Wages expanded by approximately 3.0% in 2018, well above the estimated rate of inflation. U.S. manufacturing also remained solid, but activity softened in December 2018, and new orders were particularly disappointing. Despite these mostly positive factors, the financial markets were overwhelmed by global concerns, and a sharp sell-off in stocks and other risky assets in December 2018 left very few sectors untouched.
Cooling global economic growth, protracted tariff disputes and lackluster Chinese economic data all contributed to investor pessimism as 2018 came to a close. In December, the Federal Reserve (Fed) raised the target range on its key short-term interest rate, the federal funds rate, to between 2.25%–2.50%, citing continued strong job growth and inflation in line with its 2.0% target.
After falling sharply late in 2018, stocks rebounded to post hearty total returns in the first quarter of 2019. A number of factors that had previously weighed on sentiment began to dissipate, fueling a revival in investors’ appetite for risk. First, domestic economic growth — while slowing from its rapid pace of mid-2018 — appeared on track to stay in positive territory. The markets also grew more optimistic regarding the odds of a resolution to the U.S.-China trade dispute. Although the two countries failed to come to an agreement, signs of progress allayed previous concerns the issue would devolve into a larger trade war. A series of statements by U.S. Fed officials further fueled the rally by fostering expectations the central bank was unlikely to raise interest rates in 2019. The change in direction removed the pessimism caused by Fed Chair Powell’s October assertion that several more rate hikes could be on the way before the tightening cycle was complete.
U.S. equities delivered healthy gains in the second quarter of 2019, albeit with elevated volatility. After producing strong returns in April, stocks turned lower in May due to mounting evidence of slower economic growth and concerns about the U.S.-China trade dispute. The stock market staged a sizable recovery in June, however, allowing most major domestic indices to close the quarter firmly in the black. The ongoing shift in Fed policy was the primary reason for the impressive
June rally. Whereas late last year investors were anticipating the Fed would raise rates several times in 2019, indications then showed the central bank would possibly cut rates at least once before year end. The increasingly accommodative nature of Fed policy outweighed worries about economic growth and trade, helping stocks build on their sizable first-
quarter gains. The markets also became more confident that corporate earnings growth, while slowing considerably from its 2018 pace, would likely not slip into negative territory.
After delivering strong returns in the first half of 2019, the major U.S. equity indices settled into a range in the third quarter. Stocks were supported by the increasingly accommodative monetary policy of the Fed, highlighted by quarter-
point interest rate cuts in both July and September — its first interest rate cuts since 2008. In addition, investors appeared confident that corporate earnings would remain in positive territory. However, these tailwinds were largely offset by the combination of slowing global economic growth, ongoing trade disputes between the U.S. and China, and the U.S.
House of Representatives’ initiation of a formal impeachment investigation against President Trump in late September
2019. The elevated uncertainty resulted in both choppy market conditions and outperformance for stocks seen as having defensive qualities.
In October 2019, U.S. equities rose modestly, welcoming signs of an easing in geopolitical tensions, as U.S. and Chinese authorities appeared to move closer to a partial trade agreement, and the U.K. edged back from a no-deal Brexit.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Sustainable U.S. Equity Income ETF
16 Strategic Beta ETFs | Annual Report 2019
However, U.S. economic data continued to soften, especially in the manufacturing sector. Overall slowing economic momentum led the Fed to cut interest rates for the third time in four months.
Within the broad U.S. equity market, large-cap stocks led mid-cap and small-cap stocks, and growth stocks outperformed value stocks across the capitalization spectrum. Within the MSCI USA Value Index, utilities, real estate and information technology were the best performing sectors. Energy was by far weakest and the only sector in the MSCI USA Value Index to post a negative absolute return during the annual period. Materials, health care and consumer staples each generated a positive absolute return but also lagged the MSCI USA Value Index during the annual period.
Index lagged MSCI USA Value Index during annual period
Index constituents in the consumer discretionary, financials and communication services sectors detracted most from the Index’s results relative to the MSCI USA Value Index during the annual period. Partially offsetting these detractors were Index constituents in the materials, information technology and industrials sectors, which contributed positively to the Index’s results relative to the MSCI USA Value Index.
Relative to the MSCI USA Value Index, overweight positions in department store retailer Macy’s, integrated telecommunications company CenturyLink and casual apparel retailer The GAP (1.16%, 0.00% and 1.09% of Fund net assets as of 10/31/19, respectively) detracted most. Each generated a double-digit negative absolute return during the annual period. Relative to the MSCI USA Value Index, an overweight position in semiconductor company Lam Research and underweight positions in semiconductor company Applied Materials and integrated energy company Exxon Mobil
(1.61%, 1.20% and 0.80% of Fund net assets as of 10/31/19, respectively) contributed most positively. Lam Research posted a robust double-digit positive absolute return during the annual period, while Applied Materials and Exxon Mobil each underperformed the Index during the annual period.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. ETFs may trade at a discount to NAV, are subject to tracking/correlation risk and shareholders bear additional ETF expenses. Investments in mid-cap companies involve risks and volatility greater than investments in larger, more established companies. ESG factors may cause the fund to forgo certain investment opportunities and/or exposures to certain industries, sectors or regions. Additional information regarding the risks of this investment is available in the prospectus. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2019 17
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2019.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2019 — October 31, 2019
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Sustainable Global Equity Income
ETF 1,000.00 1,000.00 1,020.50 1,023.19 2.04 2.04 0.40
Columbia Sustainable International Equity
Income ETF 1,000.00 1,000.00 1,016.50 1,022.94 2.29 2.29 0.45
Columbia Sustainable U.S. Equity Income
ETF 1,000.00 1,000.00 1,023.20 1,023.44 1.78 1.79 0.35

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
18 Strategic Beta ETFs | Annual Report 2019
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will ﬂuctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.
The information shown for each Fund is for the period from inception date of such Fund through October 31, 2019.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Sustainable Global Equity Income ETF
June 13, 2016 – October 31, 2019
0 – 49.9 639 163
50 -99.9 43 9
100 – 199.9 0 0
>200 0 0
Total 682 172
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Sustainable International Equity Income ETF
June 13, 2016 – October 31, 2019
0 – 49.9 386 219
50 -99.9 137 66
100 -199.9 23 19
> 200 1 3
Total 547 307
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Sustainable U.S. Equity Income ETF
June 13, 2016 – October 31, 2019
0 – 49.9 749 102
50 – 99.9 2 0
100 – 199.9 0 0
>200 0 1
Total 751 103

PORTFOLIO OF INVESTMENTS
Columbia Sustainable Global Equity Income ETF
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 19
Common Stocks 99.4%
Issuer Shares Value ($)
Australia  3.0%
AGL Energy Ltd. 5,868 79,966
BHP Group Ltd. 2,501 61,944
BHP Group PLC 2,678 56,651
BlueScope Steel Ltd. 3,466 31,831
CIMIC Group Ltd. 3,264 74,231
Rio Tinto Ltd. 633 39,633
South32 Ltd. 36,343 63,848
Woodside Petroleum Ltd. 3,584 79,508
Total 487,612
Austria  0.6%
Erste Group Bank AG
(a)
1,653 58,405
OMV AG 574 33,505
Total 91,910
Canada  1.5%
Atco Ltd. Class I 799 28,146
Imperial Oil Ltd. 1,339 33,415
Magna International, Inc. 1,019 54,906
Open Text Corp. 1,161 47,011
Quebecor, Inc. Class B 1,404 32,709
West Fraser Timber Co. Ltd. 1,094 50,690
Total 246,877
Denmark  0.3%
Carlsberg A/S Class B 316 44,477
Finland  0.5%
UPM-Kymmene OYJ 2,512 81,665
France  2.4%
BNP Paribas SA 1,130 59,013
Eiffage SA 624 67,055
Eutelsat Communications SA 3,077 58,358
Imerys SA 1,529 59,056
Publicis Groupe SA 1,090 46,879
Valeo SA 1,536 57,133
Vinci SA 368 41,302
Total 388,796
Germany  3.2%
Covestro AG
(b)
1,808 86,836
Deutsche Telekom AG 2,638 46,407
E.ON SE 7,177 72,360
Fraport AG Frankfurt Airport Services
Worldwide 467 39,044
Fresenius Medical Care AG & Co. KGaA 788 57,038
HeidelbergCement AG 566 42,068
Henkel AG & Co. KGaA 366 35,259
HOCHTIEF AG 705 87,934
KION Group AG 766 50,916
Total 517,862
Hong Kong  1.0%
HKT Trust & HKT Ltd. 22,505 35,031
Kerry Properties Ltd. 19,771 64,073
Swire Properties Ltd. 8,160 25,715
Wheelock & Co. Ltd. 6,089 37,718
Total 162,537
Italy  0.6%
Enel SpA 6,665 51,604
Telecom Italia Spa-RSP 86,762 50,218
Total 101,822
Common Stocks (continued)
Issuer Shares Value ($)
Japan  14.8%
Aeon Mall Co. Ltd. 3,101 49,797
Alfresa Holdings Corp. 2,385 53,655
Astellas Pharma, Inc. 4,966 85,374
Dai-ichi Life Holdings, Inc. 4,740 78,288
Fuji Electric Co. Ltd. 2,146 68,883
FUJIFILM Holdings Corp. 1,064 47,046
Hitachi Construction Machinery Co. Ltd. 2,362 61,702
Honda Motor Co. Ltd. 1,942 52,850
Idemitsu Kosan Co. Ltd. 2,829 83,872
ITOCHU Corp. 3,911 82,160
JXTG Holdings, Inc. 10,247 48,285
Kajima Corp. 5,624 77,827
KDDI Corp. 2,241 62,169
Kirin Holdings Co. Ltd. 2,851 60,789
Kyowa Kirin Co. Ltd. 3,329 61,465
Kyushu Electric Power Co., Inc. 5,528 55,329
Lawson, Inc. 1,289 71,303
LIXIL Group Corp. 2,787 52,231
Mitsubishi Chemical Holdings Corp. 11,508 88,419
Mitsubishi Corp. 2,735 69,928
Mitsubishi UFJ Financial Group, Inc. 14,997 79,046
Mitsubishi UFJ Lease & Finance Co. Ltd. 13,710 84,843
Mitsui & Co. Ltd. 3,749 64,763
Mitsui Chemicals, Inc. 3,187 76,738
Nikon Corp. 5,552 71,387
Nippon Telegraph & Telephone Corp. 1,350 67,135
NTT DOCOMO, Inc. 2,205 60,681
ORIX Corp. 5,499 86,805
Resona Holdings, Inc. 18,661 82,011
Shionogi & Co. Ltd. 1,106 66,684
Showa Denko KK 3,022 85,959
Sompo Holdings, Inc. 835 33,012
Sumitomo Dainippon Pharma Co. Ltd. 1,964 34,555
Sumitomo Mitsui Financial Group, Inc. 1,983 71,172
T&D Holdings, Inc. 3,373 38,065
Toyota Tsusho Corp. 2,418 84,324
Total 2,398,552
Netherlands  2.0%
Heineken Holding NV 452 43,065
Koninklijke Ahold Delhaize NV 3,236 80,599
Koninklijke Philips NV 852 37,327
NN Group NV 1,938 73,880
Randstad NV 1,045 57,873
Wolters Kluwer NV 406 29,904
Total 322,648
Norway  0.2%
DNB ASA 2,087 37,984
Singapore  0.4%
DBS Group Holdings Ltd. 1,506 28,771
Jardine Cycle & Carriage Ltd. 1,356 32,601
Total 61,372
Spain  2.8%
ACS Actividades de Construccion y
Servicios SA 2,021 82,050
Banco Bilbao Vizcaya Argentaria SA 8,906 46,928
CaixaBank SA 26,476 75,765
Enagas SA 2,762 68,377
Red Electrica Corp. SA 2,846 57,311
Repsol SA 3,772 61,861

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable Global Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2019
Common Stocks (continued)
Issuer Shares Value ($)
Telefonica SA 7,367 56,505
Total 448,797
Sweden  1.0%
Boliden AB 2,102 56,650
Electrolux AB Series B 1,351 35,548
Sandvik AB 3,718 65,740
Total 157,938
Switzerland  0.2%
Sonova Holding AG 115 26,339
United Kingdom  1.3%
3i Group PLC 2,725 39,775
CNH Industrial NV 4,640 50,462
Imperial Brands PLC 2,047 44,828
Wm Morrison Supermarkets PLC 31,447 80,917
Total 215,982
United States  63.6%
AbbVie, Inc. 2,037 162,043
AES Corp. (The) 7,739 131,950
Allegion PLC 704 81,692
Allstate Corp. (The) 664 70,663
Ally Financial, Inc. 2,559 78,382
American Electric Power Co., Inc. 707 66,734
American Express Co. 393 46,091
Ameriprise Financial, Inc.
(c)
498 75,143
AmerisourceBergen Corp. 678 57,888
Amgen, Inc. 569 121,339
Apple, Inc. 372 92,539
Applied Materials, Inc. 2,285 123,984
Avery Dennison Corp. 539 68,916
Baker Hughes Co. 3,897 83,396
Bank of New York Mellon Corp. (The) 1,646 76,950
Best Buy Co., Inc. 1,846 132,598
BorgWarner, Inc. 2,687 111,994
Bunge Ltd. 1,794 96,876
Campbell Soup Co. 2,667 123,509
Cardinal Health, Inc. 3,166 156,559
Celanese Corp. 1,203 145,743
Church & Dwight Co., Inc. 904 63,226
Citizens Financial Group, Inc. 3,965 139,409
Comerica, Inc. 2,196 143,662
Conagra Brands, Inc. 1,957 52,937
ConocoPhillips 1,604 88,541
Cummins, Inc. 604 104,178
CVS Health Corp. 1,657 110,008
Delta Air Lines, Inc. 1,920 105,754
DTE Energy Co. 765 97,400
DXC Technology Co. 1,692 46,818
Edison International 1,819 114,415
Exxon Mobil Corp. 1,228 82,976
Fortune Brands Home & Security, Inc. 1,492 89,595
Franklin Resources, Inc. 3,196 88,050
Gap, Inc. (The) 6,895 112,113
General Mills, Inc. 1,864 94,803
Gilead Sciences, Inc. 2,174 138,506
Goldman Sachs Group, Inc. (The) 273 58,253
Hanesbrands, Inc. 5,801 88,233
Harley-Davidson, Inc. 4,302 167,391
Hewlett Packard Enterprise Co. 8,058 132,232
Honeywell International, Inc. 336 58,037
Hormel Foods Corp. 1,229 50,254
Common Stocks (continued)
Issuer Shares Value ($)
HP, Inc. 7,388 128,330
Huntington Ingalls Industries, Inc. 323 72,888
Ingersoll-Rand PLC 429 54,436
Ingredion, Inc. 1,805 142,595
International Business Machines Corp. 697 93,210
JM Smucker Co. (The) 1,089 115,085
Juniper Networks, Inc. 5,710 141,722
KeyCorp 7,356 132,187
Kroger Co. (The) 3,799 93,607
Lam Research Corp. 612 165,876
Lincoln National Corp. 1,688 95,338
Lowe's Cos., Inc. 754 84,154
Macy's, Inc. 7,882 119,491
ManpowerGroup, Inc. 1,280 116,378
Masco Corp. 1,387 64,149
Molson Coors Brewing Co. Class B 2,027 106,863
Morgan Stanley 3,067 141,235
Newmont Goldcorp Corp. 1,902 75,566
NextEra Energy, Inc. 217 51,720
Nielsen Holdings PLC 5,374 108,340
Nordstrom, Inc. 4,951 177,741
Northrop Grumman Corp. 162 57,102
Nucor Corp. 2,181 117,447
Occidental Petroleum Corp. 2,282 92,421
Omnicom Group, Inc. 1,843 142,261
ONEOK, Inc. 1,751 122,272
Oracle Corp. 1,322 72,036
Owens Corning 911 55,826
Parker-Hannifin Corp. 595 109,177
PepsiCo, Inc. 425 58,297
Perrigo Co. PLC 1,727 91,566
Phillips 66 1,144 133,642
PNC Financial Services Group, Inc. (The) 714 104,744
PPG Industries, Inc. 524 65,563
PPL Corp. 3,944 132,085
Principal Financial Group, Inc. 1,493 79,696
Prudential Financial, Inc. 1,241 113,105
Quest Diagnostics, Inc. 649 65,711
Regions Financial Corp. 7,736 124,550
Robert Half International, Inc. 2,165 123,990
Rockwell Automation, Inc. 547 94,078
Schlumberger Ltd. 3,877 126,739
Seagate Technology PLC 2,041 118,439
Sempra Energy 684 98,845
Skyworks Solutions, Inc. 1,192 108,543
Snap-on, Inc. 878 142,824
Southwest Airlines Co. 1,771 99,406
Starbucks Corp. 650 54,964
State Street Corp. 1,960 129,497
Steel Dynamics, Inc. 5,225 158,631
Target Corp. 876 93,653
Texas Instruments, Inc. 526 62,063
Valero Energy Corp. 1,721 166,903
Walt Disney Co. (The) 829 107,704
Western Union Co. (The) 4,447 111,442
Zions Bancorp NA 3,083 149,433
Total 10,297,346
Total Common Stocks
(Cost $15,441,774) 16,090,516

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable Global Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 21
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section
4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the net value of these securities amounted to $86,836 which represents 0.54% of net assets.
(c) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended October 31, 2019 are as follows:
(d) The rate shown is the seven-day current annualized yield at October 31, 2019.
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.618%
(d)
45,224 45,224
Total Money Market Funds
(Cost $45,224) 45,224
Total Investments in Securities
(Cost $15,486,998) 16,135,740
Other Assets & Liabilities, Net 48,909
Net Assets 16,184,649
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 343 474 (319) 498 (1,646) 8,036 1,602 75,143
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable Global Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2019
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 487,612 – – 487,612
Austria 91,910 – – 91,910
Canada 246,877 – – 246,877
Denmark 44,477 – – 44,477
Finland 81,665 – – 81,665
France 388,796 – – 388,796
Germany 517,862 – – 517,862
Hong Kong 162,537 – – 162,537
Italy 101,822 – – 101,822
Japan 2,398,552 – – 2,398,552
Netherlands 322,648 – – 322,648
Norway 37,984 – – 37,984
Singapore 61,372 – – 61,372
Spain 448,797 – – 448,797
Sweden 157,938 – – 157,938
Switzerland 26,339 – – 26,339
United Kingdom 215,982 – – 215,982
United States 10,297,346 – – 10,297,346
Total Common Stocks 16,090,516 – – 16,090,516
Money Market Funds 45,224 – – 45,224
Total Investments in Securities 16,135,740 – – 16,135,740
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable International Equity Income ETF
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 23
Common Stocks 98.9%
Issuer Shares Value ($)
Australia  8.3%
AGL Energy Ltd. 5,169 70,440
BHP Group Ltd. 2,203 54,563
BHP Group PLC 2,359 49,903
BlueScope Steel Ltd. 3,053 28,038
CIMIC Group Ltd. 2,874 65,361
Rio Tinto Ltd. 557 34,875
South32 Ltd. 32,012 56,239
Woodside Petroleum Ltd. 3,157 70,036
Total 429,455
Austria  1.6%
Erste Group Bank AG
(a)
1,456 51,445
OMV AG 505 29,477
Total 80,922
Canada  4.2%
Atco Ltd. Class I 704 24,799
Imperial Oil Ltd. 1,179 29,422
Magna International, Inc. 898 48,386
Open Text Corp. 1,023 41,423
Quebecor, Inc. Class B 1,237 28,818
West Fraser Timber Co. Ltd. 964 44,667
Total 217,515
Denmark  0.8%
Carlsberg A/S Class B 278 39,128
Finland  1.4%
UPM-Kymmene OYJ 2,213 71,945
France  6.6%
BNP Paribas SA 995 51,962
Eiffage SA 550 59,103
Eutelsat Communications SA 2,710 51,398
Imerys SA 1,347 52,026
Publicis Groupe SA 960 41,288
Valeo SA 1,352 50,289
Vinci SA 324 36,364
Total 342,430
Germany  8.8%
Covestro AG
(b)
1,592 76,462
Deutsche Telekom AG 2,324 40,883
E.ON SE 6,322 63,739
Fraport AG Frankfurt Airport Services
Worldwide 411 34,362
Fresenius Medical Care AG & Co. KGaA 694 50,234
HeidelbergCement AG 499 37,088
Henkel AG & Co. KGaA 322 31,020
HOCHTIEF AG 621 77,457
KION Group AG 675 44,868
Total 456,113
Hong Kong  2.8%
HKT Trust & HKT Ltd. 19,823 30,856
Kerry Properties Ltd. 17,415 56,438
Swire Properties Ltd. 7,187 22,649
Wheelock & Co. Ltd. 5,364 33,227
Total 143,170
Italy  1.7%
Enel SpA 5,870 45,449
Telecom Italia Spa-RSP 76,424 44,234
Total 89,683
Common Stocks (continued)
Issuer Shares Value ($)
Japan  41.0%
Aeon Mall Co. Ltd. 2,731 43,856
Alfresa Holdings Corp. 2,101 47,265
Astellas Pharma, Inc. 4,374 75,196
Dai-ichi Life Holdings, Inc. 4,175 68,956
Fuji Electric Co. Ltd. 1,891 60,698
FUJIFILM Holdings Corp. 937 41,431
Hitachi Construction Machinery Co. Ltd. 2,080 54,335
Honda Motor Co. Ltd. 1,711 46,564
Idemitsu Kosan Co. Ltd. 2,492 73,881
ITOCHU Corp. 3,445 72,370
JXTG Holdings, Inc. 9,026 42,531
Kajima Corp. 4,954 68,555
KDDI Corp. 1,974 54,762
Kirin Holdings Co. Ltd. 2,511 53,539
Kyowa Kirin Co. Ltd. 2,933 54,153
Kyushu Electric Power Co., Inc. 4,869 48,733
Lawson, Inc. 1,135 62,784
LIXIL Group Corp. 2,454 45,990
Mitsubishi Chemical Holdings Corp. 10,136 77,878
Mitsubishi Corp. 2,409 61,593
Mitsubishi UFJ Financial Group, Inc. 13,209 69,622
Mitsubishi UFJ Lease & Finance Co. Ltd. 12,076 74,731
Mitsui & Co. Ltd. 3,302 57,042
Mitsui Chemicals, Inc. 2,807 67,588
Nikon Corp. 4,890 62,875
Nippon Telegraph & Telephone Corp. 1,189 59,128
NTT DOCOMO, Inc. 1,943 53,470
ORIX Corp. 4,844 76,465
Resona Holdings, Inc. 16,438 72,242
Shionogi & Co. Ltd. 974 58,726
Showa Denko KK 2,661 75,691
Sompo Holdings, Inc. 735 29,059
Sumitomo Dainippon Pharma Co. Ltd. 1,730 30,438
Sumitomo Mitsui Financial Group, Inc. 1,747 62,702
T&D Holdings, Inc. 2,971 33,529
Toyota Tsusho Corp. 2,130 74,281
Total 2,112,659
Netherlands  5.5%
Heineken Holding NV 399 38,015
Koninklijke Ahold Delhaize NV 2,850 70,985
Koninklijke Philips NV 751 32,903
NN Group NV 1,707 65,074
Randstad NV 920 50,950
Wolters Kluwer NV 357 26,295
Total 284,222
Norway  0.6%
DNB ASA 1,838 33,452
Singapore  1.0%
DBS Group Holdings Ltd. 1,327 25,352
Jardine Cycle & Carriage Ltd. 1,194 28,706
Total 54,058
Spain  7.7%
ACS Actividades de Construccion y
Servicios SA 1,780 72,265
Banco Bilbao Vizcaya Argentaria SA 7,844 41,332
CaixaBank SA 23,321 66,736
Enagas SA 2,433 60,232
Red Electrica Corp. SA 2,507 50,485
Repsol SA 3,322 54,481

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
24 Strategic Beta ETFs | Annual Report 2019
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Telefonica SA 6,489 49,771
Total 395,302
Sweden  2.7%
Boliden AB 1,852 49,912
Electrolux AB Series B 1,190 31,312
Sandvik AB 3,275 57,907
Total 139,131
Switzerland  0.5%
Sonova Holding AG 102 23,362
United Kingdom  3.7%
3i Group PLC 2,401 35,046
CNH Industrial NV 4,087 44,448
Imperial Brands PLC 1,803 39,485
Common Stocks (continued)
Issuer Shares Value ($)
Wm Morrison Supermarkets PLC 27,700 71,275
Total 190,254
Total Common Stocks
(Cost $5,152,206) 5,102,801
Money Market Funds 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.618%
(c)
9,272 9,272
Total Money Market Funds
(Cost $9,272) 9,272
Total Investments in Securities
(Cost $5,161,478) 5,112,073
Other Assets & Liabilities, Net 44,720
Net Assets 5,156,793
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section
4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the net value of these securities amounted to $76,462 which represents 1.48% of net assets.
(c) The rate shown is the seven-day current annualized yield at October 31, 2019.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable International Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 25
Fair Value Measurements (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 429,455 – – 429,455
Austria 80,922 – – 80,922
Canada 217,515 – – 217,515
Denmark 39,128 – – 39,128
Finland 71,945 – – 71,945
France 342,430 – – 342,430
Germany 456,113 – – 456,113
Hong Kong 143,170 – – 143,170
Italy 89,683 – – 89,683
Japan 2,112,659 – – 2,112,659
Netherlands 284,222 – – 284,222
Norway 33,452 – – 33,452
Singapore 54,058 – – 54,058
Spain 395,302 – – 395,302
Sweden 139,131 – – 139,131
Switzerland 23,362 – – 23,362
United Kingdom 190,254 – – 190,254
Total Common Stocks 5,102,801 – – 5,102,801
Money Market Funds 9,272 – – 9,272
Total Investments in Securities 5,112,073 – – 5,112,073
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
26 Strategic Beta ETFs | Annual Report 2019
Common Stocks 99.6%
Issuer Shares Value ($)
Communication Services  2.4%
Entertainment 1.0%
Walt Disney Co. (The) 344 44,693
Media 1.4%
Omnicom Group, Inc. 765 59,050
Total Communication Services 103,743
Consumer Discretionary  11.1%
Auto Components 1.1%
BorgWarner, Inc. 1,115 46,473
Automobiles 1.6%
Harley-Davidson, Inc. 1,786 69,493
Hotels, Restaurants & Leisure 0.5%
Starbucks Corp. 270 22,831
Multiline Retail 3.8%
Macy's, Inc. 3,271 49,588
Nordstrom, Inc. 2,055 73,775
Target Corp. 364 38,915
Total 162,278
Specialty Retail 3.2%
Best Buy Co., Inc. 766 55,022
Gap, Inc. (The) 2,862 46,536
Lowe's Cos., Inc. 313 34,934
Total 136,492
Textiles, Apparel & Luxury Goods 0.9%
Hanesbrands, Inc. 2,407 36,611
Total Consumer Discretionary 474,178
Consumer Staples  9.7%
Beverages 1.6%
Molson Coors Brewing Co. Class B 841 44,337
PepsiCo, Inc. 176 24,142
Total 68,479
Food & Staples Retailing 0.9%
Kroger Co. (The) 1,577 38,857
Food Products 6.6%
Bunge Ltd. 745 40,230
Campbell Soup Co. 1,107 51,265
Conagra Brands, Inc. 812 21,965
General Mills, Inc. 773 39,315
Hormel Foods Corp. 510 20,854
Ingredion, Inc. 749 59,171
JM Smucker Co. (The) 452 47,767
Total 280,567
Household Products 0.6%
Church & Dwight Co., Inc. 375 26,228
Total Consumer Staples 414,131
Energy  8.7%
Energy Equipment & Services 2.0%
Baker Hughes Co. 1,617 34,604
Schlumberger Ltd. 1,609 52,598
Total 87,202
Oil, Gas & Consumable Fuels 6.7%
ConocoPhillips 666 36,763
Exxon Mobil Corp. 510 34,461
Occidental Petroleum Corp. 947 38,353
ONEOK, Inc. 727 50,766
Common Stocks (continued)
Issuer Shares Value ($)
Phillips 66 475 55,490
Valero Energy Corp. 714 69,244
Total 285,077
Total Energy 372,279
Financials  17.8%
Banks 7.7%
Citizens Financial Group, Inc. 1,645 57,838
Comerica, Inc. 911 59,598
KeyCorp 3,053 54,863
PNC Financial Services Group, Inc. (The) 296 43,423
Regions Financial Corp. 3,211 51,697
Zions Bancorp NA 1,279 61,993
Total 329,412
Capital Markets 5.5%
Ameriprise Financial, Inc.
(a)
207 31,234
Bank of New York Mellon Corp. (The) 683 31,930
Franklin Resources, Inc. 1,326 36,531
Goldman Sachs Group, Inc. (The) 113 24,112
Morgan Stanley 1,273 58,622
State Street Corp. 813 53,715
Total 236,144
Consumer Finance 1.2%
Ally Financial, Inc. 1,062 32,529
American Express Co. 163 19,117
Total 51,646
Insurance 3.4%
Allstate Corp. (The) 276 29,372
Lincoln National Corp. 700 39,536
Principal Financial Group, Inc. 620 33,095
Prudential Financial, Inc. 515 46,937
Total 148,940
Total Financials 766,142
Health Care  8.7%
Biotechnology 4.1%
AbbVie, Inc. 845 67,220
Amgen, Inc. 236 50,327
Gilead Sciences, Inc. 902 57,466
Total 175,013
Health Care Providers & Services 3.7%
AmerisourceBergen Corp. 282 24,077
Cardinal Health, Inc. 1,314 64,977
CVS Health Corp. 688 45,677
Quest Diagnostics, Inc. 269 27,236
Total 161,967
Pharmaceuticals 0.9%
Perrigo Co. PLC 717 38,016
Total Health Care 374,996
Industrials  14.9%
Aerospace & Defense 1.2%
Huntington Ingalls Industries, Inc. 134 30,239
Northrop Grumman Corp. 67 23,616
Total 53,855
Airlines 2.0%
Delta Air Lines, Inc. 797 43,899
Southwest Airlines Co. 735 41,255
Total 85,154

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 27
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the year ended October 31, 2019 are as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Building Products 2.8%
Allegion PLC 292 33,883
Fortune Brands Home & Security, Inc. 619 37,171
Masco Corp. 576 26,640
Owens Corning 378 23,164
Total 120,858
Electrical Equipment 0.9%
Rockwell Automation, Inc. 227 39,042
Industrial Conglomerates 0.6%
Honeywell International, Inc. 140 24,182
Machinery 4.0%
Cummins, Inc. 251 43,293
Ingersoll-Rand PLC 178 22,586
Parker-Hannifin Corp. 247 45,322
Snap-on, Inc. 364 59,212
Total 170,413
Professional Services 3.4%
ManpowerGroup, Inc. 531 48,278
Nielsen Holdings PLC 2,230 44,957
Robert Half International, Inc. 899 51,486
Total 144,721
Total Industrials 638,225
Information Technology  13.5%
Communications Equipment 1.4%
Juniper Networks, Inc. 2,370 58,824
IT Services 2.4%
DXC Technology Co. 702 19,424
International Business Machines Corp. 289 38,648
Western Union Co. (The) 1,845 46,236
Total 104,308
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials, Inc. 948 51,438
Lam Research Corp. 254 68,844
Skyworks Solutions, Inc. 495 45,075
Texas Instruments, Inc. 218 25,722
Total 191,079
Software 0.7%
Oracle Corp. 549 29,915
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc. 155 38,558
Hewlett Packard Enterprise Co. 3,344 54,875
HP, Inc. 3,066 53,257
Common Stocks (continued)
Issuer Shares Value ($)
Seagate Technology PLC 847 49,151
Total 195,841
Total Information Technology 579,967
Materials  6.1%
Chemicals 2.0%
Celanese Corp. 499 60,454
PPG Industries, Inc. 217 27,151
Total 87,605
Containers & Packaging 0.7%
Avery Dennison Corp. 224 28,640
Metals & Mining 3.4%
Newmont Goldcorp Corp. 789 31,347
Nucor Corp. 905 48,734
Steel Dynamics, Inc. 2,168 65,821
Total 145,902
Total Materials 262,147
Utilities  6.7%
Electric Utilities 3.5%
American Electric Power Co., Inc. 294 27,751
Edison International 755 47,489
NextEra Energy, Inc. 90 21,451
PPL Corp. 1,637 54,823
Total 151,514
Independent Power and Renewable Electricity Producers
1.3%
AES Corp. (The) 3,212 54,765
Multi-Utilities 1.9%
DTE Energy Co. 318 40,487
Sempra Energy 284 41,041
Total 81,528
Total Utilities 287,807
Total Common Stocks
(Cost $4,023,497) 4,273,615
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.618%
(b)
(Cost $12,680) 12,680 12,680
Total Money Market Funds
(Cost $12,680) 12,680
Total Investments in Securities
(Cost $4,036,177) 4,286,295
Other Assets & Liabilities, Net 5,018
Net Assets 4,291,313
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 340 5 (138) 207 (2,104) 7,290 970 31,234

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
28 Strategic Beta ETFs | Annual Report 2019
(b) The rate shown is the seven-day current annualized yield at October 31, 2019.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 103,743 – – 103,743
Consumer Discretionary 474,178 – – 474,178
Consumer Staples 414,131 – – 414,131
Energy 372,279 – – 372,279
Financials 766,142 – – 766,142
Health Care 374,996 – – 374,996

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 29
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Industrials 638,225 – – 638,225
Information Technology 579,967 – – 579,967
Materials 262,147 – – 262,147
Utilities 287,807 – – 287,807
Total Common Stocks 4,273,615 – – 4,273,615
Money Market Funds 12,680 – – 12,680
Total Investments in Securities 4,286,295 – – 4,286,295
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
30 Strategic Beta ETFs | Annual Report 2019
Columbia Sustainable
Global Equity Income
ETF
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $15,424,505, $5,161,478 and $4,010,676, respectively) $16,060,597 $5,112,073 $4,255,061
Affiliated issuers (cost $62,493, $– and $25,501, respectively) 75,143 – 31,234
Cash – 2,577 –
Receivable for:
Dividends 47,522 28,798 6,266
Reclaims receivable 6,744 15,251 –
Total assets 16,190,006 5,158,699 4,292,561
Liabilities
Payable for:
Investment management fees 5,357 1,906 1,248
Total liabilities 5,357 1,906 1,248
Net assets applicable to outstanding capital stock $16,184,649 $5,156,793 $4,291,313
Represented by:
Paid-in capital $15,892,119 $5,921,059 $4,055,850
Total distributable earnings (loss) 292,530 (764,266) 235,463
Total - representing net assets applicable to outstanding capital stock $16,184,649 $5,156,793 $4,291,313
Shares outstanding 600,040 200,040 150,045
Net asset value per share $26.97 $25.78 $28.60

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 31
Columbia Sustainable
Global Equity Income
ETF
Columbia Sustainable
International Equity
Income ETF
Columbia Sustainable
U.S. Equity Income
ETF
Investment Income:
Dividends - unaffiliated issuers $511,895 $252,795 $134,019
Dividends - affiliated issuers 1,602 – 970
Foreign taxes withheld (24,695) (24,758) –
Total income 488,802 228,037 134,989
Expenses:
Investment management fees 52,530 26,461 14,338
Overdraft expense 28 17 17
Total expenses 52,558 26,478 14,355
Net investment income 436,244 201,559 120,634
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (440,973) (738,517) (4,824)
Investments - affiliated issuers (1,646) – (2,104)
In-kind transactions 278,857 (407,883) –
In-kind transactions affiliated 3,278 – –
Foreign currency translations (4,192) (5,366) –
Net realized loss (164,676) (1,151,766) (6,928)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 551,567 1,276,027 215,425
Investments - affiliated issuers 8,036 – 7,290
Foreign currency translations 76 219 –
Net change in unrealized appreciation 559,679 1,276,246 222,715
Net realized and unrealized gain 395,003 124,480 215,787
Net increase in net assets resulting from operations $831,247 $326,039 $336,421

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
32 Strategic Beta ETFs | Annual Report 2019
Columbia Sustainable Global Equity
Income ETF
Columbia Sustainable International
Equity Income ETF
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income $436,244 $203,447 $201,559 $477,856
Net realized gain (loss) (164,676) 467,169 (1,151,766) 634,861
Net change in unrealized appreciation (depreciation) 559,679 (710,164) 1,276,246 (2,196,634)
Net increase (decrease) in net assets resulting from operations 831,247 (39,548) 326,039 (1,083,917)
Distributions to shareholders
Net investment income and net realized gains (870,875) (613,721) (486,549) (786,764)
Shareholder transactions
Proceeds from shares sold 11,842,244 – 1,292,563 6,008,228
Cost of shares redeemed (2,576,487) – (9,318,045) (3,033,379)
Net increase (decrease) in net assets resulting from shareholder transactions 9,265,757 – (8,025,482) 2,974,849
Increase (decrease) in net assets 9,226,129 (653,269) (8,185,992) 1,104,168
Net Assets:
Net assets beginning of year 6,958,520 7,611,789 13,342,785 12,238,617
Net assets at end of year $16,184,649 $6,958,520 $5,156,793 $13,342,785
Capital stock activity
Shares outstanding, beginning of year 250,040 250,040 500,040 400,040
Subscriptions 450,000 – 50,000 200,000
Redemptions (100,000) – (350,000) (100,000)
Shares outstanding, end of year 600,040 250,040 200,040 500,040

STATEMENT OF CHANGES IN NET ASSETS
(continued)
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 33
Columbia Sustainable U.S. Equity
Income ETF
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income $120,634 $114,578
Net realized gain (loss) (6,928) 148,996
Net change in unrealized appreciation (depreciation) 222,715 (55,269)
Net increase in net assets resulting from operations 336,421 208,305
Distributions to shareholders
Net investment income and net realized gains (284,203) (519,058)
Shareholder transactions
Proceeds from shares sold – 1,518,393
Net increase in net assets resulting from shareholder transactions – 1,518,393
Increase in net assets 52,218 1,207,640
Net Assets:
Net assets beginning of year 4,239,095 3,031,455
Net assets at end of year $4,291,313 $4,239,095
Capital stock activity
Shares outstanding, beginning of year 150,045 100,045
Subscriptions – 50,000
Shares outstanding, end of year 150,045 150,045

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
34 Strategic Beta ETFs | Annual Report 2019
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Sustainable Global Equity Income ETF
Year Ended October 31 ,
2016
(a)
2019 2018 2017
Per share data
Net asset value, beginning of year $27.83 $30.44 $25.64 $24.61
Income (loss) from investment operations:
Net investment income 0.86 0.81 0.73 0.21
Net realized and unrealized gain (loss) 0.94 (0.97) 5.07 1.01
Total from investment operations 1.80 (0.16) 5.80 1.22
Less distributions to shareholders:
Net investment income (0.72) (0.89) (0.66) (0.19)
Net realized gains (1.94) (1.56) (0.34) –
Total distribution to shareholders (2.66) (2.45) (1.00) (0.19)
Net asset value, end of year $26.97 $27.83 $30.44 $25.64
Total Return at NAV 8.08% (0.94)% 23.00% 4.95%
Total Return at Market 8.12% (1.29)% 22.93% 6.23%
Ratios to average net assets:
Total gross expenses
(b)
0.40%
(c)
0.40% 0.40% 0.40%
(d)
Total net expenses
(b)(e)
0.40%
(c)
0.40% 0.40% 0.40%
(d)
Net investment income 3.32% 2.71% 2.55% 2.17%
(d)
Supplemental data
Net assets, end of year (in thousands) $16,185 $6,959 $7,612 $5,129
Portfolio turnover 67% 67% 66% 18%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 35
Columbia Sustainable International Equity Income ETF
Year Ended October 31 ,
2016
(a)
2019 2018 2017
Per share data
Net asset value, beginning of year $26.68 $30.59 $25.34 $24.51
Income (loss) from investment operations:
Net investment income 0.87 0.92 0.76 0.24
Net realized and unrealized gain (loss) 0.50 (3.32) 5.47 0.81
Total from investment operations 1.37 (2.40) 6.23 1.05
Less distributions to shareholders:
Net investment income (1.01) (0.94) (0.65) (0.22)
Net realized gains (1.26) (0.57) (0.33) –
Total distribution to shareholders (2.27) (1.51) (0.98) (0.22)
Net asset value, end of year $25.78 $26.68 $30.59 $25.34
Total Return at NAV 6.05% (8.25)% 25.13% 4.27%
Total Return at Market 8.74% (9.30)% 25.58% 7.13%
Ratios to average net assets:
Total gross expenses
(b)
0.45%
(c)
0.45% 0.45% 0.45%
(d)
Total net expenses
(b)(e)
0.45%
(c)
0.45% 0.45% 0.45%
(d)
Net investment income 3.43% 3.11% 2.71% 2.50%
(d)
Supplemental data
Net assets, end of year (in thousands) $5,157 $13,343 $12,239 $5,070
Portfolio turnover 76% 82% 87% 22%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
36 Strategic Beta ETFs | Annual Report 2019
Columbia Sustainable U.S. Equity Income ETF
Year Ended October 31 ,
2016
(a)
2019 2018 2017
Per share data
Net asset value, beginning of year $28.25 $30.30 $25.86 $24.68
Income (loss) from investment operations:
Net investment income 0.80 0.77 0.73 0.19
Net realized and unrealized gain 1.44 0.64 4.72 1.16
Total from investment operations 2.24 1.41 5.45 1.35
Less distributions to shareholders:
Net investment income (0.78) (0.75) (0.67) (0.17)
Net realized gains (1.11) (2.71) (0.34) –
Total distribution to shareholders (1.89) (3.46) (1.01) (0.17)
Net asset value, end of year $28.60 $28.25 $30.30 $25.86
Total Return at NAV 9.19% 4.35% 21.36% 5.47%
Total Return at Market 9.04% 4.51% 21.40% 5.69%
Ratios to average net assets:
Total gross expenses
(b)
0.35%
(c)
0.35% 0.35% 0.35%
(d)
Total net expenses
(b)(e)
0.35%
(c)
0.35% 0.35% 0.35%
(d)
Net investment income 2.94% 2.55% 2.53% 1.96%
(d)
Supplemental data
Net assets, end of year (in thousands) $4,291 $4,239 $3,031 $5,172
Portfolio turnover 56% 61% 55% 15%
(a) The Fund commenced operations on June 13, 2016. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2019 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 37
Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity
Income ETF and Columbia Sustainable U.S. Equity Income ETF. Each Fund currently operates as a diversified fund.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities (including common stocks, preferred stocks, and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange are valued at the mean between the closing bid and asked prices.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
38 Strategic Beta ETFs | Annual Report 2019
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 39
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08
Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value
Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
40 Strategic Beta ETFs | Annual Report 2019
all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, and there are no current plans to impose these fees.
Fund
Effective investment
management
fee rate (%)
Columbia Sustainable Global Equity Income ETF 0.40
Columbia Sustainable International Equity Income ETF 0.45
Columbia Sustainable U.S. Equity Income ETF 0.35

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 41
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, passive foreign investment company (PFIC) holdings, reversal of capital gains (losses) on a redemption-in-kind, distribution reclassifications and capital loss carryforwards. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2019, the components of distributable earnings on a tax basis were as follows:
At October 31, 2019, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date.
As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire
Funds
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Sustainable Global Equity Income ETF 2,139 (226,280) 224,141
Columbia Sustainable International Equity Income ETF 6,926 460,121 (467,047)
Columbia Sustainable U.S. Equity Income ETF (58) 58 -
Year Ended October 31, 2019 Year Ended October 31, 2018
Fund
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Columbia Sustainable Global Equity Income ETF 640,847 230,028 870,875 574,215 39,506 613,721
Columbia Sustainable International Equity Income
ETF 370,010 116,539 486,549 753,806 32,958 786,764
Columbia Sustainable U.S. Equity Income ETF 284,203 - 284,203 434,324 84,734 519,058
Fund
Undistributed ordinary
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable Global Equity Income ETF 70,146 - (347,572) 569,956
Columbia Sustainable International Equity Income ETF 34,997 - (685,150) (114,113)
Columbia Sustainable U.S. Equity Income ETF 10,254 14,261 - 210,948
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Sustainable Global Equity Income ETF 15,565,784 1,368,258 (798,302) 569,956
Columbia Sustainable International Equity Income ETF 5,226,186 232,164 (346,277) (114,113)
Columbia Sustainable U.S. Equity Income ETF 4,075,347 502,588 (291,640) 210,948

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
42 Strategic Beta ETFs | Annual Report 2019
unused. In addition, for the year ended October 31, 2019, capital loss carryforwards utilized and expired unused, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2019, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2019, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2019, the in-kind redemptions were as follows:
Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($) Expired ($)
Columbia Sustainable Global Equity Income ETF 211,134 136,438 347,572 - -
Columbia Sustainable International Equity Income ETF 270,519 414,631 685,150 - -
Columbia Sustainable U.S. Equity Income ETF - - - - -
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Sustainable Global Equity Income ETF 8,759,153 9,159,666
Columbia Sustainable International Equity Income ETF 4,742,137 4,925,318
Columbia Sustainable U.S. Equity Income ETF 2,265,119 2,423,182
Funds Contributions ($)
Columbia Sustainable Global Equity Income ETF 11,750,452
Columbia Sustainable International Equity Income ETF 1,229,913
Columbia Sustainable U.S. Equity Income ETF -
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Sustainable Global Equity Income ETF 2,279,786 2,561,921 282,135
Columbia Sustainable International Equity Income ETF 9,694,860 9,286,977 (407,883)
Columbia Sustainable U.S. Equity Income ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 43
facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the year ended October 31, 2019.
Significant risks
Foreign securities and emerging market countries risk
Each Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF
concentrates their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified
Geographic concentration risk
Columbia Sustainable Global Equity Income ETF and Columbia Sustainable International Equity Income ETF may be
particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Industrials concentration risk
Columbia Sustainable International Equity Income ETF may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors.
Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
44 Strategic Beta ETFs | Annual Report 2019
matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2019 45
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Sustainable Global Equity Income ETF,
Columbia Sustainable International Equity Income ETF and Columbia Sustainable U.S. Equity Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Sustainable Global Equity Income ETF, Columbia Sustainable International Equity Income ETF and Columbia
Sustainable U.S. Equity Income ETF (three of the funds constituting Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2019, the related statements of operations for the year ended October 31, 2019, the statements of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2019 and for the period June 13, 2016 (commencement of operations) through October 31, 2016 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2019 and each of the financial highlights for each of the three years in the period ended October 31, 2019 and for the period June 13, 2016 (commencement of operations) through October 31, 2016 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2019
We have served as auditors of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
46 Strategic Beta ETFs | Annual Report 2019
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2019 . Shareholders will be notiﬁed in early 2020 of the amounts for use in preparing 2019 income tax returns.
For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentages of ordinary income distributions qualifying for the corporate dividends received deduction (DRD), and the individual qualified dividend income rate (QDI) are presented below.
The Funds report the following for ordinary income distributions:
Foreign Tax Credit
The following Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided.
The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Funds DRD QDI
Columbia Sustainable Global Equity Income ETF 52.88% 100.00%
Columbia Sustainable International Equity Income ETF 0.00% 78.08%
Columbia Sustainable U.S. Equity Income ETF 66.72% 66.59%
Funds
Columbia Sustainable Global Equity
Income ETF $640,847
Columbia Sustainable International
Equity Income ETF 370,010
Columbia Sustainable U.S. Equity
Income ETF 284,203
Columbia Sustainable International Equity Income ETF
Foreign Taxes Paid $24,758
Foreign Taxes Paid Per Share .12
Foreign Source Income 308,634
Foreign Source Income Per Share 1.54
Funds
Columbia Sustainable Global Equity
Income ETF $0
Columbia Sustainable International
Equity Income ETF 0
Columbia Sustainable U.S. Equity
Income ETF 14,974

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2019 47
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
121 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
121 Trustee, BlueCross
BlueShield of Minnesota
since 2009
(Chair of the Business
Development Committee
2014-2017; Chair of the
Governance Committee
since 2017); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
48 Strategic Beta ETFs | Annual Report 2019
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Edward J. Boudreau, Jr.
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1944
Chair of the Board
since January
2018; Trustee
since
April 2016 for CET
I and September
2016 for CET II
Managing Director, E.J. Boudreau &
Associates
(consulting) since 2000; FINRA Industry
Arbitrator, 2002 – present; Chairman and
Chief Executive Officer, John Hancock
Investments (asset management), Chairman
and Interested Trustee for open-end and
closed-end funds offered by John Hancock,
1989-2000; John Hancock Mutual Life
Insurance Company, including Senior
Vice President and Treasurer and Senior
Vice President Information Technology,
1968-1988
121 Former Trustee, Boston
Museum of Science
(Chair of Finance
Committee), 1985-2013;
former Trustee, BofA
Funds Series Trust (11
funds), 2005-2011
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
121 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, Laurel Road
Bank (Audit Committee)
since 2017
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
121 Trustee, MA Taxpayers
Foundation since 1997;
Board of Directors, The
MA Business Roundtable
since 2003; Board of
Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
119 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
121 Director, Enterprise Asset
Management, Inc. (private
real estate and asset
management company)
since September 1998;
Managing Director
and Partner, Interlaken
Capital, Inc., 1989-1997;
Managing Director,
Morgan Stanley, 1982-
1989; Vice President,
Investment Banking,
1980-1982, Associate,
Investment Banking,
1976-1980, Dean Witter
Reynolds, Inc.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 49
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
121 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
Renaissance Reinsurance
Ltd. since May 2008;
former Trustee, BofA
Funds Series Trust (11
funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
121 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Board Chair,
Hollingsworth Funds since
2016; Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
119 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
50 Strategic Beta ETFs | Annual Report 2019
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chairman of the Board and President,
Columbia Management Investment Advisers,
LLC since May 2010 and February 2012,
respectively; Chief Executive Officer, Global
Asset Management, Ameriprise Financial,
Inc. since September 2012
previously Chief Executive Officer, U.S. Asset
Management & President, Annuities, May
2010 - September 2012); Director and Chief
Executive Officer, Columbia Management
Investment Distributors, Inc. since May
2010 and
February 2012, respectively; Chairman
of the Board and Chief Executive Officer,
RiverSource Distributors, Inc. since 2006;
Director, Threadneedle Asset Management
Holdings, SARL since 2014; President and
Chief Executive Officer, Ameriprise Certificate
Company, 2006 - August 2012.
192
Chairman of the Board,
Columbia Management
Investment Advisers, LLC
since May 2010; Director,
Columbia Management
Investment Distributors,
Inc. since
May 2010; former
Director, Ameriprise
Certificate Company,
August 2006 - January
2013

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 51
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer
(Principal Financial
Officer)(2009) and
Senior Vice President
(2019)
Vice President — Accounting and Tax, Columbia Management Investment
Advisers, LLC, since May 2010; senior officer of Columbia Funds and affiliated funds since 2002 (previously, Treasurer and Chief Accounting Officer,
January 2009-January 2019 and December 2015-January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
52 Strategic Beta ETFs | Annual Report 2019
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia EM Core ex-China ETF, Columbia
Emerging Markets Consumer ETF and Columbia India Consumer ETF (each, an ETF and collectively, the ETFs). Under an investment management services agreement (collectively, the IMS Agreement), Columbia Threadneedle provides investment advice and other services to each ETF and other funds in the Columbia Fund family (collectively, the Funds).
On an annual basis, the Board of Trustees (the Board) of each ETF, including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc.
(Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the
Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an
Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee.
In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services
Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review
Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the
IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board's consideration of investment management services agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS
Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative oversight services provided to the ETFs by
Columbia Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted
the various enhancements anticipated for 2019. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETFs and Columbia Threadneedle’s compliance program. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2019 53
The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETFs under the IMS Agreement. It was also observed that the services being performed under the IMS Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide a high quality and level of services to the ETFs
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception), the performance of each ETF (particularly relative to the index of which the ETF seeks to replicate performance) and its net assets. The Board observed the passive nature of the ETFs and reviewed index tracking error data for each of the ETFs. The Board observed that each ETF’s performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle from its relationship with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by each ETF. In this regard, they observed that many of the competitors of the ETFs have adopted similar unified/all-inclusive fee structures.
The Trustees also considered the proposed significant reduction in the contractual investment management services fee for Columbia EM Core ex-China ETF. More generally, the Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board observed that each of the ETFs’ unified fee rates was approximately equal to or lower than the median expenses paid by funds in each ETF’s comparative peer universe. Based on its review, the Board concluded that each ETF’s investment management services fee was fair and reasonable in light of the extent and quality of services that each ETF receives.
The Board also considered the profitability of Columbia Threadneedle in connection with providing investment management services to each ETF. In this regard, the Independent Trustees referred to their detailed analysis of the
Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing the
Funds, including the ETFs. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted the report from the Board's independent fee consultant, JDL
Consultants, LLC, and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the Funds, including the ETFs, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted
that the fees paid by the ETFs should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
54 Strategic Beta ETFs | Annual Report 2019
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the ETFs as their net asset levels grow and took note of the extent to which each ETF’s shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/
outflows.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement..

ADDITIONAL INFORMATION
Strategic Beta ETFs | Annual Report 2019 55
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds ﬁle a complete schedule of portfolio holdings with the SEC for the ﬁrst and third quarters of each ﬁscal year on
Form N-Q or Form N-PORT (available for ﬁlings after March 31, 2020). The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as ﬁled on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN270_10_J01_(12/19)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Annual Report
October 31, 2019
Not FDIC Insured • No bank guarantee • May lose value
STRATEGIC BETA ETFs
Columbia Diversified Fixed Income Allocation ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2019

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Frequency Distribution of Premiums and Discounts 8
Portfolio of Investments 9
Statement of Assets and Liabilities 17
Statement of Operations 18
Statement of Changes in Net Assets 19
Financial Highlights 20
Notes to Financial Statements 21
Report of Independent Registered Public Accounting Firm 29
Federal Income Tax Information 30
Trustees and Officers 31
Approval of Investment Management Services Agreement 36
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Funds’ Form N-Q and Form
N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Annual Report 2019 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
The Fund seeks investment results that, before fees and expenses closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond
Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six sectors, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2019)
Inception 1 Year Life
Market Price 10/12/17 14.78 5.46
Net Asset Value 10/12/17 14.21 5.31
{
Beta Advantage®
}
Multi-Sector Bond
Index 14.10 5.36

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Annual Report 2019
Performance of a hypothetical $10,000 investment (October 12, 2017 — October 31, 2019)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Quality breakdown (%) (at October 31, 2019)
AAA rating 23.1
BBB rating 23.2
BB rating 21.1
B rating 8.5
Not rated 24.1
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Portfolio breakdown (%) (at October 31, 2019 )
Corporate Bonds 47.7
Foreign Government Obligations 18.8
U.S. Treasury Obligations 18.4
U.S. Government & Agency Obligations 13.5
Money Market Fund 1.6
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

MANAGER DISCUSSION OF FUND PERFORMANCE
Strategic Beta ETFs | Annual Report 2019 5
For the 12-month period that ended October 31, 2019, the Fund returned 14.21% based on net asset value (NAV) and
14.78% based on market price. The Beta Advantage
®
Multi-Sector Bond Index (the Index), against which the performance of the Fund is measured, returned 14.10% during the same period. For comparison, the Bloomberg Barclays U.S.
Aggregate Bond Index returned 11.51% for the same period.
The Fund had an NAV of $18.86 on October 31, 2018 and ended the annual period on October 31, 2019 with an NAV of
$20.78. The Fund’s market price on October 31, 2019 was $20.84 per share.
Fixed-income markets buoyed by slowing economic growth and rising global trade tensions
As the annual period started in the last two months of 2018, fixed-income markets were volatile, with the yield on the 10-
year U.S. Treasury reaching a seven-year high in November before a quickly shifting environment sent yields meaningfully lower by the end of the calendar year amidst a broad risk-off tone. (Remember, there is an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.) Reports of solid
U.S. economic growth had reduced demand for government debt in November, but sentiment changed amid tumbling stock prices as well as increasing worries about slowing global economic growth and the impact of the U.S.-China trade dispute. Uncertainty about the path of Federal Reserve (Fed) monetary policy also contributed to interest rate volatility.
Near the end of November, Fed Chair Powell indicated interest rates were “just below” the neutral level, leading some to believe the central bank would soon stop raising rates. However, slowing global economic growth and a burgeoning of idiosyncratic risks, such as Brexit and trade tensions, did little to deter the Fed from raising its targeted federal funds rate at its December 2018 meeting. In these months, the highest quality segments of the fixed-income market produced the strongest returns, while corporate bonds recorded losses.
Risk sentiment rebounded in the first quarter of 2019. With Fed Chair Powell signaling patience with respect to future interest rate increases, markets took the view the Fed was likely to remain on hold in 2019. However, the final weeks of the quarter saw strength in credit-sensitive segments ease on renewed uncertainty about the outlook for global economic growth. Still, for the quarter overall, investment-grade corporate bonds led performance within the Bloomberg Barclays
U.S. Aggregate Bond Index, outpaced by high-yield corporate bonds, which rebounded from the prior quarter’s steep losses. U.S. Treasuries delivered positive, albeit more modest, returns.
U.S. fixed-income markets delivered broad-based positive returns in the second quarter of 2019. Entering the quarter, the Fed indicated that further interest rate increases were on hold given continued below-target inflation and weak global economic growth. Credit sentiment wavered in May, as the U.S. President announced plans to impose a 25% tariff on
$200 billion in imports from China. In the wake of this escalation in trade wars, expectations increasingly shifted toward interest rate cuts before the end of 2019. The change in the outlook for Fed policy fueled a strong rally in bonds in the final weeks of the quarter. U.S. Treasury yields plummeted dramatically. Corporate bonds led performance within the investment-grade market. Securitized assets posted positive returns but lagged corporate bonds and U.S. Treasuries.
High-yield corporate bonds trailed their investment-grade counterparts, as weakening oil prices negatively affected prospects for energy-related issuers.
In the third quarter of 2019, fixed-income markets delivered broad-based positive returns on declining interest rates.
Much of the market’s focus was on Fed policy against a backdrop of persistent trade tensions and slowing global manufacturing. The Fed cut interest rates in July and September, its first interest rate cuts since 2008. Accommodative central bank policies and negative rates across many other developed countries helped to fuel volatility in the U.S.
Treasury market. The 10-year U.S. Treasury yield touched a high of 2.14% in mid-July. Then, August 2019 saw the escalating U.S.-China trade dispute trigger a flight to quality that sent U.S. Treasury yields to their lowest levels since the
2016 presidential election. Additionally, fears of recession were stoked, as the U.S. yield curve inverted between its two-
and 10-year maturity segments for the first time in this economic cycle. Sentiment briefly recovered going into September, but as the month progressed geopolitical headlines around oil, Brexit and impeachment generated renewed volatility in credit-sensitive assets. For the quarter, U.S. Treasuries delivered strong returns as yields moved lower across the spectrum of maturities. Corporate bonds led performance within the investment-grade market, benefiting from declining
U.S. Treasury yields and the Fed’s increasingly accommodative stance. Less interest rate-sensitive securitized assets posted positive returns but lagged corporate bonds and U.S. Treasuries. High-yield corporate bonds again trailed their investment-grade counterparts.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
6 Strategic Beta ETFs | Annual Report 2019
In October 2019, U.S. Treasury yields continued to decline, with monetary policy tilting more accommodative with the
Fed’s third interest rate cut in four months and the U.S. dollar softening. During the month, the yield on the 10-year U.S.
Treasury retreated slightly, while yields on the shorter end of the spectrum of maturities dipped, edging the yield curve out of its inversion and into a “normal” position, as measured by the two- to 10-year spread, or yield differential. Corporate bonds and securitized assets posted positive returns for the month.
Index outpaced Bloomberg Barclays U.S. Aggregate Bond Index during annual period
Of the six sectors in which the Fund invests, Index constituents in U.S. Treasuries, emerging markets sovereign and quasi-sovereign debt and U.S. high-yield corporate debt contributed positively to the Index’s results relative to the
Bloomberg Barclays U.S. Aggregate Bond Index during the annual period. Index constituents in global non-U.S. dollar-
denominated sovereign debt and U.S. agency mortgage-backed securities detracted from the Index’s results relative to the Bloomberg Barclays U.S. Aggregate Bond Index during the annual period. Index constituents in U.S. investment-grade corporate debt had a rather neutral effect on the Index’s relative results during the annual period.
The Fund had a weighted average duration of 5.78 years, a weighted average maturity of 8.68 years, a weighted average yield to maturity of 3.26% and a weighted average coupon of 4.73% as of October 31, 2019. The 30-day SEC yield of the
Fund at the end of the annual period was 2.83%.
Fixed income securities Involve interest rate, credit, inflation, illiquidity and reinvestment risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling” approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. In addition to the multi-sector bond strategies employed, the Fund may invest in other securities, including private placements. The Fund may have portfolio turnover, which may cause an adverse cost impact. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions as well as tracking error to the Index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Foreign currency risks involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, from economic or political instability in other nations or increased volatility and lower trading volume. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2019 7
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2019.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2019 — October 31, 2019
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 1,064.30 1,023.79 1.46 1.43 0.28

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2019
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will ﬂuctuate in accordance with changes in its
NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the
Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.
The information shown for the Fund is for the period from inception date of such Fund through October 31, 2019.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Diversified Fixed Income Allocation ETF
October 12, 2017 – October 31, 2019
0 – 49.9 355 153
50 -99.9 3 5
100 – 199.9 1 0
>200 0 0
Total 359 158

PORTFOLIO OF INVESTMENTS
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 9
Corporate Bonds   53.0%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
L3Harris Technologies, Inc.
3.850%, 12/15/26
(a)
150,000 161,000
Northrop Grumman Corp.
3.250%, 01/15/28 484,000 506,916
TransDigm , Inc.
6.250%, 03/15/26
(a)
1,403,000 1,502,926
Total 2,170,842
Apartment REIT 0.1%
American Homes 4 Rent LP
4.900%, 02/15/29 100,000 113,542
Automotive 1.1%
Allison Transmission, Inc.
5.000%, 10/01/24
(a)
515,000 527,806
Fiat Chrysler Automobiles NV
5.250%, 04/15/23 380,000 406,011
Ford Motor Co.
4.346%, 12/08/26 205,000 206,389
General Motors Financial Co., Inc.
4.350%, 01/17/27 100,000 103,213
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23 440,000 446,151
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.250%, 05/15/26
(a)
365,000 386,256
Total 2,075,826
Banking 1.6%
Bank of Montreal
3.803%, 12/15/32
(b)
372,000 387,706
Barclays PLC
4.836%, 05/09/28 700,000 746,980
4.972%, (3-month USD LIBOR +
1.902%), 05/16/29
(c)
250,000 281,785
5.200%, 05/12/26 150,000 163,182
Capital One Financial Corp.
3.750%, 07/28/26 200,000 210,438
Deutsche Bank AG/New York NY
4.875%, 12/01/32
(b)
200,000 182,986
Intesa Sanpaolo SpA
5.710%, 01/15/26
(a)
575,000 615,143
Royal Bank of Scotland Group PLC
4.892%, (3-month USD LIBOR +
1.754%), 05/18/29
(c)
200,000 224,628
Santander Holdings USA, Inc.
4.400%, 07/13/27 150,000 161,051
Westpac Banking Corp.
Series GMTN, 4.322%, 11/23/31
(b)
100,000 106,444
Total 3,080,343
Brokerage/Asset Managers/Exchanges 0.3%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27 605,000 647,818
Building Materials 0.3%
Standard Industries, Inc.
6.000%, 10/15/25
(a)
612,000 643,601
Cable and Satellite 3.2%
Altice Financing SA
6.625%, 02/15/23
(a)
200,000 205,367
7.500%, 05/15/26
(a)
550,000 585,420
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(a)
565,000 595,271
5.750%, 02/15/26
(a)
1,760,000 1,861,513
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.200%, 03/15/28 283,000 300,094
CSC Holdings LLC
5.500%, 05/15/26
(a)
200,000 211,222
6.500%, 02/01/29
(a)
400,000 447,488
Intelsat Jackson Holdings SA
8.000%, 02/15/24
(a)
505,000 519,546
Sirius XM Radio, Inc.
5.000%, 08/01/27
(a)
599,000 628,909
UPCB Finance IV Ltd.
5.375%, 01/15/25
(a)
200,000 206,220
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
400,000 425,002
Ziggo BV
5.500%, 01/15/27
(a)
200,000 210,622
Total 6,196,674
Chemicals 0.5%
Chemours Co. (The)
6.625%, 05/15/23 158,000 157,289
DuPont de Nemours, Inc.
4.725%, 11/15/28 255,000 290,981
SASOL Financing USA LLC
6.500%, 09/27/28 200,000 223,697
Sherwin-Williams Co. (The)
2.950%, 08/15/29 290,000 293,478
Total 965,445
Construction Machinery 0.7%
H&E Equipment Services, Inc.
5.625%, 09/01/25 150,000 157,652
United Rentals North America, Inc.
4.875%, 01/15/28 1,114,000 1,150,038
Total 1,307,690
Consumer Cyclical Services 0.9%
Expedia Group, Inc.
3.800%, 02/15/28 1,085,000 1,138,632
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26
(a)
220,000 225,707
Staples, Inc.
7.500%, 04/15/26
(a)
290,000 301,913
Total 1,666,252
Consumer Products 0.3%
Mattel, Inc.
6.750%, 12/31/25
(a)
147,000 153,884
Spectrum Brands, Inc.
5.750%, 07/15/25 335,000 349,850
Total 503,734
Diversified Manufacturing 0.5%
Carlisle Cos., Inc.
3.750%, 12/01/27 260,000 274,555
Johnson Controls International PLC
3.900%, 02/14/26 73,000 78,066
Roper Technologies, Inc.
3.800%, 12/15/26 137,000 147,319

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Strategic Beta ETFs | Annual Report 2019
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
United Technologies Corp.
3.950%, 08/16/25 166,000 181,813
4.125%, 11/16/28 150,000 170,184
Wabtec Corp.
4.950%, 09/15/28 100,000 110,267
Total 962,204
Electric 1.5%
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 190,000 215,297
Calpine Corp.
5.250%, 06/01/26
(a)
305,000 317,045
Dominion Energy, Inc.
4.250%, 06/01/28 100,000 111,791
DTE Energy Co.
3.800%, 03/15/27 100,000 107,047
Duke Energy Corp.
3.150%, 08/15/27 136,000 141,825
Edison International
5.750%, 06/15/27 195,000 211,711
FirstEnergy Corp.
Series B, 3.900%, 07/15/27 100,000 107,612
NextEra Energy Capital Holdings, Inc.
3.550%, 05/01/27 100,000 106,449
NRG Energy, Inc.
6.625%, 01/15/27 1,032,000 1,122,108
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
358,000 370,682
Xcel Energy, Inc.
4.000%, 06/15/28 100,000 110,332
Total 2,921,899
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28 110,000 124,262
Waste Management, Inc.
3.450%, 06/15/29 100,000 108,045
Total 232,307
Finance Companies 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.650%, 07/21/27 150,000 153,866
Navient Corp.
6.500%, 06/15/22 416,000 447,200
Quicken Loans, Inc.
5.750%, 05/01/25
(a)
1,173,000 1,209,632
Springleaf Finance Corp.
7.125%, 03/15/26 960,000 1,095,389
Total 2,906,087
Food and Beverage 2.7%
Anheuser-Busch InBev Worldwide, Inc.
4.750%, 01/23/29 1,154,000 1,340,646
Aramark Services, Inc.
5.000%, 02/01/28
(a)
505,000 527,655
B&G Foods, Inc.
5.250%, 04/01/25 150,000 153,132
General Mills, Inc.
4.200%, 04/17/28 375,000 420,350
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance, Inc.
5.500%, 01/15/30
(a)
150,000 161,496
6.500%, 04/15/29
(a)
295,000 328,409
Keurig Dr Pepper, Inc.
4.597%, 05/25/28 137,000 155,534
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kraft Heinz Foods Co.
4.625%, 01/30/29 150,000 163,848
Lamb Weston Holdings, Inc.
4.625%, 11/01/24
(a)
157,000 165,551
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
100,000 105,991
Pilgrim's Pride Corp.
5.750%, 03/15/25
(a)
546,000 566,555
Post Holdings, Inc.
5.750%, 03/01/27
(a)
903,000 960,571
Tyson Foods, Inc.
4.350%, 03/01/29 100,000 113,879
Total 5,163,617
Foreign Agencies 8.8%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24 700,000 765,785
CNAC HK Finbridge Co., Ltd.
4.125%, 07/19/27 600,000 632,159
5.125%, 03/14/28 200,000 223,996
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 530,000 537,008
Ecopetrol SA
4.125%, 01/16/25 966,000 1,015,267
5.375%, 06/26/26 1,814,000 2,035,372
Gazprom OAO Via Gaz Capital SA
Series REGS, 8.625%, 04/28/34 1,196,000 1,714,526
Huarong Finance 2017 Co., Ltd.
Series EMTN, 4.250%, 11/07/27 300,000 314,624
Huarong Finance II Co., Ltd.
Series EMTN, 5.500%, 01/16/25 200,000 221,249
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 400,000 440,809
Israel Electric Corp. Ltd.
Series 6, 5.000%, 11/12/24
(a)
480,000 529,510
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30 530,000 610,977
Oil and Gas Holding Co. BSCC (The)
Series REGS, 7.500%, 10/25/27 400,000 446,698
Perusahaan Listrik Negara PT
Series REGS, 4.125%, 05/15/27 440,000 461,016
Series REGS, 5.450%, 05/21/28 200,000 229,459
Petrobras Global Finance BV
5.093%, 01/15/30
(a)
615,000 651,687
5.999%, 01/27/28 1,420,000 1,596,951
7.375%, 01/17/27 932,000 1,129,012
Petroleos Mexicanos
6.500%, 03/13/27 1,230,000 1,304,179
6.840%, 01/23/30
(a)
570,000 608,197
6.875%, 08/04/26 922,000 1,009,145
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 425,000 495,656
Total 16,973,282
Gaming 1.6%
Eldorado Resorts, Inc.
6.000%, 04/01/25 160,000 168,645
International Game Technology PLC
6.250%, 02/15/22
(a)
370,000 391,426
6.500%, 02/15/25
(a)
300,000 334,223

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-
Issuer, Inc.
5.625%, 05/01/24 344,000 380,146
MGM Resorts International
5.750%, 06/15/25 150,000 166,302
6.000%, 03/15/23 634,000 700,229
Scientific Games International, Inc.
5.000%, 10/15/25
(a)
187,000 192,460
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27
(a)
320,000 333,826
5.500%, 03/01/25
(a)
463,000 493,204
Total 3,160,461
Health Care 3.0%
Avantor , Inc.
6.000%, 10/01/24
(a)
252,000 269,339
Becton Dickinson and Co.
3.700%, 06/06/27 257,000 276,201
Cardinal Health, Inc.
3.410%, 06/15/27 150,000 152,687
Cigna Corp.
4.375%, 10/15/28 166,000 183,044
CVS Health Corp.
4.300%, 03/25/28 1,323,000 1,434,907
DaVita, Inc.
5.125%, 07/15/24 270,000 276,220
HCA, Inc.
5.375%, 02/01/25 341,000 374,734
5.875%, 02/15/26 685,000 770,457
Hologic , Inc.
4.375%, 10/15/25
(a)
275,000 282,024
IQVIA, Inc.
5.000%, 10/15/26
(a)
200,000 211,592
Laboratory Corp. of America Holdings
3.600%, 09/01/27 150,000 159,411
MEDNAX, Inc.
6.250%, 01/15/27
(a)
200,000 198,022
Tenet Healthcare Corp.
4.625%, 07/15/24 1,098,000 1,132,293
Total 5,720,931
Healthcare Insurance 0.7%
Anthem, Inc.
4.101%, 03/01/28 210,000 228,162
Centene Corp.
4.750%, 01/15/25 400,000 414,205
5.375%, 06/01/26
(a)
455,000 481,140
WellCare Health Plans, Inc.
5.250%, 04/01/25 180,000 188,588
Total 1,312,095
Healthcare REIT 0.3%
MPT Operating Partnership LP / MPT Finance Corp.
4.625%, 08/01/29 200,000 208,372
5.000%, 10/15/27 158,000 167,082
Ventas Realty LP
4.400%, 01/15/29 137,000 152,962
Total 528,416
Home Construction 0.1%
Lennar Corp.
4.750%, 11/29/27 216,000 233,399
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Independent Energy 1.2%
Antero Resources Corp.
5.125%, 12/01/22 258,000 193,601
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.000%, 04/01/22
(a)
300,000 285,903
Canadian Natural Resources Ltd.
3.850%, 06/01/27 146,000 154,467
Cimarex Energy Co.
4.375%, 03/15/29 150,000 156,483
Concho Resources, Inc.
4.300%, 08/15/28 175,000 188,811
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(a)
300,000 293,611
Diamondback Energy, Inc.
4.750%, 11/01/24 465,000 479,874
Matador Resources Co.
5.875%, 09/15/26 250,000 240,035
Southwestern Energy Co.
6.200%, 01/23/25 150,000 131,274
Whiting Petroleum Corp.
6.625%, 01/15/26 441,000 272,956
Total 2,397,015
Integrated Energy 0.6%
Cenovus Energy, Inc.
4.250%, 04/15/27 1,115,000 1,170,782
Leisure 0.1%
Six Flags Entertainment Corp.
4.875%, 07/31/24
(a)
200,000 206,477
Life Insurance 0.3%
American International Group, Inc.
4.200%, 04/01/28 150,000 165,178
AXA Equitable Holdings, Inc.
4.350%, 04/20/28 100,000 107,458
Brighthouse Financial, Inc.
3.700%, 06/22/27 137,000 134,532
Lincoln National Corp.
3.050%, 01/15/30 100,000 100,357
Prudential Financial, Inc.
5.700%, (3-month USD LIBOR +
2.665%), 09/15/48
(c)
130,000 147,373
Total 654,898
Lodging 0.9%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26 724,000 764,409
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25 180,000 185,123
Hyatt Hotels Corp.
4.375%, 09/15/28 666,000 725,473
Total 1,675,005
Media and Entertainment 2.1%
Activision Blizzard, Inc.
3.400%, 06/15/27 100,000 104,430
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27
(a)
300,000 312,724
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375%, 08/15/26
(a)
691,000 722,510
6.625%, 08/15/27
(a)
450,000 463,991
Discovery Communications LLC
3.950%, 03/20/28 150,000 158,100

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Strategic Beta ETFs | Annual Report 2019
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Moody's Corp.
4.250%, 02/01/29 100,000 113,691
Netflix, Inc.
5.875%, 11/15/28 960,000 1,057,936
Univision Communications, Inc.
5.125%, 02/15/25
(a)
1,118,000 1,093,181
Total 4,026,563
Metals and Mining 0.8%
ArcelorMittal
4.250%, 07/16/29 200,000 203,347
Arconic , Inc.
5.125%, 10/01/24 150,000 160,879
Freeport-McMoRan, Inc.
4.550%, 11/14/24 370,000 384,647
Novelis Corp.
5.875%, 09/30/26
(a)
806,000 847,480
Total 1,596,353
Midstream 1.7%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 527,000 568,461
Cheniere Energy Partners LP
4.500%, 10/01/29
(a)
200,000 203,873
5.250%, 10/01/25 455,000 471,904
DCP Midstream Operating LP
5.375%, 07/15/25 425,000 446,461
Energy Transfer Operating LP
5.250%, 04/15/29 80,000 89,916
Enterprise Products Operating LLC
4.150%, 10/16/28 150,000 166,060
MPLX LP
4.125%, 03/01/27 211,000 221,703
ONEOK, Inc.
4.350%, 03/15/29 160,000 170,800
Sabine Pass Liquefaction LLC
5.000%, 03/15/27 240,000 263,710
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23 200,000 205,261
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.875%, 04/15/26 295,000 308,277
Williams Co., Inc. (The)
3.750%, 06/15/27 200,000 208,359
Total 3,324,785
Natural Gas 0.2%
NiSource, Inc.
3.490%, 05/15/27 100,000 105,201
Sempra Energy
3.400%, 02/01/28 237,000 242,960
Total 348,161
Office REIT 0.5%
Boston Properties LP
4.500%, 12/01/28 909,000 1,035,566
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/22 187,000 191,965
6.250%, 05/15/26 425,000 450,677
Total 642,642
Other Industry 0.2%
AECOM
5.125%, 03/15/27 200,000 211,142
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Howard Hughes Corp. (The)
5.375%, 03/15/25
(a)
158,000 164,382
Total 375,524
Other REIT 0.5%
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
365,000 381,091
Digital Realty Trust LP
3.600%, 07/01/29 235,000 246,833
ESH Hospitality, Inc.
5.250%, 05/01/25
(a)
260,000 268,248
Total 896,172
Packaging 0.8%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.625%, 05/15/23
(a)
200,000 204,558
Ball Corp.
5.250%, 07/01/25 236,000 262,571
Berry Global, Inc.
4.875%, 07/15/26
(a)
335,000 352,149
Mauser Packaging Solutions Holding Co.
5.500%, 04/15/24
(a)
335,000 344,726
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Lu
5.125%, 07/15/23
(a)
200,000 205,123
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 209,473
Total 1,578,600
Paper 0.1%
Fibria Overseas Finance Ltd.
5.500%, 01/17/27 100,000 109,012
WRKCo , Inc.
4.900%, 03/15/29 60,000 68,868
Total 177,880
Pharmaceuticals 1.1%
AbbVie, Inc.
4.250%, 11/14/28 100,000 108,757
Bausch Health Cos., Inc.
7.000%, 03/15/24
(a)
904,000 947,373
Celgene Corp.
3.900%, 02/20/28 380,000 416,271
Mylan, Inc.
4.550%, 04/15/28 185,000 198,108
Par Pharmaceutical, Inc.
7.500%, 04/01/27
(a)
200,000 191,194
Takeda Pharmaceutical Co. Ltd.
5.000%, 11/26/28
(a)
200,000 234,705
Total 2,096,408
Property & Casualty 0.2%
Acrisure LLC / Acrisure Finance, Inc.
8.125%, 02/15/24
(a)
160,000 169,787
CNA Financial Corp.
3.900%, 05/01/29 100,000 108,409
Willis North America, Inc.
4.500%, 09/15/28 150,000 167,131
Total 445,327
Railroads 0.3%
CSX Corp.
3.250%, 06/01/27 260,000 274,316

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Union Pacific Corp.
3.700%, 03/01/29 330,000 360,888
Total 635,204
Refining 0.2%
Marathon Petroleum Corp.
3.800%, 04/01/28 200,000 210,803
Valero Energy Corp.
4.350%, 06/01/28 100,000 108,962
Total 319,765
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24
(a)
536,000 550,102
5.000%, 10/15/25
(a)
300,000 309,652
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26
(a)
551,000 583,432
McDonald's Corp.
Series MTN, 2.625%, 09/01/29 100,000 100,427
Starbucks Corp.
4.000%, 11/15/28 200,000 223,802
Total 1,767,415
Retail REIT 0.2%
Kimco Realty Corp.
3.800%, 04/01/27 100,000 106,679
National Retail Properties, Inc.
4.300%, 10/15/28 150,000 167,210
VEREIT Operating Partnership LP
3.950%, 08/15/27 100,000 106,055
Total 379,944
Retailers 0.8%
Dollar General Corp.
3.875%, 04/15/27 287,000 309,112
Dollar Tree, Inc.
4.000%, 05/15/25 100,000 107,327
Hanesbrands, Inc.
4.875%, 05/15/26
(a)
396,000 418,376
Lowe's Cos., Inc.
3.650%, 04/05/29 160,000 172,007
O'Reilly Automotive, Inc.
4.350%, 06/01/28 100,000 112,128
PetSmart, Inc.
5.875%, 06/01/25
(a)
378,000 372,912
Total 1,491,862
Supermarkets 0.1%
Kroger Co. (The)
3.700%, 08/01/27 125,000 132,770
Technology 3.4%
Amphenol Corp.
2.800%, 02/15/30 100,000 98,729
Arrow Electronics, Inc.
3.250%, 09/08/24 146,000 148,730
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 760,000 767,649
CommScope , Inc.
5.500%, 03/01/24
(a)
300,000 304,405
6.000%, 03/01/26
(a)
295,000 303,086
Dell International LLC / EMC Corp.
4.900%, 10/01/26
(a)
225,000 244,074
5.875%, 06/15/21
(a)
523,000 531,468
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Equinix , Inc.
5.375%, 05/15/27 407,000 441,642
Fidelity National Information Services, Inc.
Series 10Y, 4.250%, 05/15/28 100,000 111,897
Fiserv, Inc.
3.500%, 07/01/29 200,000 211,453
Iron Mountain, Inc.
5.250%, 03/15/28
(a)
331,000 347,997
Keysight Technologies, Inc.
3.000%, 10/30/29 50,000 50,044
Lam Research Corp.
4.000%, 03/15/29 160,000 176,771
NXP BV / NXP Funding LLC
5.550%, 12/01/28
(a)
70,000 81,101
Open Text Corp.
5.875%, 06/01/26
(a)
230,000 245,734
Qorvo , Inc.
5.500%, 07/15/26 200,000 213,769
Refinitiv US Holdings, Inc.
6.250%, 05/15/26
(a)
150,000 163,033
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
1,139,000 1,215,533
Symantec Corp.
5.000%, 04/15/25
(a)
108,000 110,613
VMware, Inc.
3.900%, 08/21/27 100,000 103,464
Western Digital Corp.
4.750%, 02/15/26 595,000 607,651
Xerox Corp.
4.125%, 03/15/23 200,000 203,974
Total 6,682,817
Tobacco 0.5%
Altria Group, Inc.
4.800%, 02/14/29 465,000 509,853
BAT Capital Corp.
3.557%, 08/15/27 405,000 408,422
Total 918,275
Transportation Services 0.6%
FedEx Corp.
3.400%, 02/15/28 150,000 154,454
Hertz Corp. (The)
7.625%, 06/01/22
(a)
315,000 327,834
XPO Logistics, Inc.
6.750%, 08/15/24
(a)
616,000 669,160
Total 1,151,448
Wireless 2.0%
Altice France SA/France
8.125%, 02/01/27
(a)
450,000 499,002
Crown Castle International Corp.
3.650%, 09/01/27 195,000 206,796
SBA Communications Corp.
4.875%, 09/01/24 350,000 363,522
Sprint Corp.
7.625%, 02/15/25 515,000 566,631
7.875%, 09/15/23 737,000 813,563
T-Mobile USA, Inc.
6.500%, 01/15/26 1,165,000 1,248,641
Vodafone Group PLC
7.000%, 04/04/79
(b)
100,000 115,584
Total 3,813,739

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Annual Report 2019
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Wirelines 1.5%
Altice France SA
7.375%, 05/01/26
(a)
370,000 396,177
American Tower Corp.
3.550%, 07/15/27 272,000 286,835
AT&T, Inc.
4.300%, 02/15/30 195,000 214,760
CenturyLink, Inc.
Series Y, 7.500%, 04/01/24 375,000 425,600
Level 3 Financing, Inc.
5.375%, 08/15/22 532,000 534,108
Verizon Communications, Inc.
4.016%, 12/03/29 220,000 246,279
4.329%, 09/21/28 575,000 653,989
Vodafone Group PLC
4.375%, 05/30/28 195,000 216,545
Total 2,974,293
Total Corporate Bonds
(Cost $98,954,886) 102,402,155
Foreign Government Obligations
( d )( e )
  20.9%
Principal
Amount ($) Value ($)
Australia Government Bond
Series 136, 4.750%, 04/21/27 AUD 3,666,000 3,205,991
Brazilian Government International Bond
4.250%, 01/07/25 700,000 742,051
4.625%, 01/13/28 400,000 428,007
Canadian Government Bond
1.000%, 06/01/27 CAD 4,341,000 3,204,787
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27 200,000 209,936
Series EMTN, 3.700%, 06/14/26 200,000 207,196
Colombia Government International Bond
3.875%, 04/25/27 750,000 796,487
4.500%, 03/15/29 200,000 222,992
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27 745,000 818,984
Export-Import Bank of India
3.875%, 02/01/28 350,000 371,550
Guatemala Government Bond
Series REGS, 4.875%, 02/13/28 230,000 245,182
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26 1,160,000 1,284,011
Italy Buoni Poliennali Del Tesoro
6.000%, 05/01/31 EUR 1,875,000 3,196,027
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25 695,000 788,091
Mexico Government International Bond
4.150%, 03/28/27 1,030,000 1,103,270
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 4,312,000 3,182,630
Norway Government Bond
Series 479, 1.750%, 02/17/27
(a)
NOK 27,820,000 3,121,641
Oman Government International Bond
5.625%, 01/17/28 940,000 930,808
Panama Government International Bond
3.875%, 03/17/28 550,000 598,677
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.150%, 03/29/27 900,000 963,479
Series REGS, 4.325%, 05/28/25 250,000 268,364
Foreign Government Obligations
(d)(e)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Peruvian Government International Bond
8.750%, 11/21/33 2,046,000 3,378,654
7.350%, 07/21/25 200,000 253,312
Philippine Government International Bond
9.500%, 02/02/30 1,253,000 2,018,301
3.000%, 02/01/28 200,000 208,942
Republic of South Africa Government
International Bond
5.875%, 09/16/25 600,000 655,681
4.300%, 10/12/28 200,000 193,023
Russian Foreign Bond - Eurobond
Series REGS, 4.750%, 05/27/26 1,200,000 1,322,489
7.500%, 03/31/30 435,500 497,519
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 550,000 595,991
United Kingdom Gilt
4.750%, 12/07/30 GBP 1,754,000 3,271,516
Uruguay Government International Bond
4.375%, 01/23/31 920,000 1,024,807
4.375%, 10/27/27 968,000 1,067,920
Total Foreign Government Obligations
(Cost $39,231,626) 40,378,316
U.S. Treasury Obligations   20.4%
Principal
Amount ($) Value ($)
U.S. Treasury Bill 10.4%
1.643%, 01/02/20 4,600,000 4,587,961
1.797%, 12/12/19 2,500,000 2,495,788
1.888%, 11/29/19 2,300,000 2,297,386
1.942%, 11/07/19 1,571,000 1,570,630
1.946%, 11/21/19 1,200,000 1,199,000
1.951%, 12/05/19 2,500,000 2,496,503
2.061%, 12/19/19 5,500,000 5,489,450
Total 20,136,718
U.S. Treasury Bond 6.5%
2.875%, 05/15/49 2,576,000 2,969,645
3.000%, 05/15/42 923,000 1,066,353
3.375%, 05/15/44 2,057,000 2,534,610
3.375%, 11/15/48 2,558,000 3,223,480
3.750%, 11/15/43 2,049,300 2,664,730
Total 12,458,818
U.S. Treasury Note 3.5%
2.375%, 05/15/27 1,836,000 1,935,832
2.625%, 02/15/29 2,751,000 2,974,949
5.250%, 11/15/28 1,489,000 1,935,467
Total 6,846,248
Total U.S. Treasury Obligations
(Cost $38,150,859) 39,441,784
U.S. Government & Agency Obligations   14.9%
Principal
Amount ($) Value ($)
Federal National Mortgage Association 13.8%
3.000%, 11/15/46
(f)
2,120,000 2,154,204
3.500%, 11/15/45
(f)
8,405,000 8,629,571
3.500%, 04/01/49 356,798 367,025
4.000%, 11/15/45
(f)
7,695,000 7,985,366
4.000%, 09/01/47 1,009,890 1,059,150
4.000%, 03/01/48 1,923,737 2,019,337

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 15
Notes to Portfolio of Investments
U.S. Government & Agency Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000%, 05/01/49 317,689 329,485
4.500%, 11/15/45
(f)
3,905,000 4,107,267
Total 26,651,405
Federal Home Loan Mortgage Corporation 1.1%
3.500%, 08/01/47 2,170,889 2,251,545
Total U.S. Government & Agency Obligations
(Cost $28,787,177) 28,902,950
Money Market Funds 1.8%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
1.730%
(g)
3,433,692 3,433,692
Total Money Market Funds
(Cost $3,433,692) 3,433,692
Total Investments in Securities
(Cost $208,558,240) 214,558,897
Other Assets & Liabilities, Net (21,332,214)
Net Assets 193,226,683
(a) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the net value of these securities amounted to $39,002,944 which represents 20.19% of net assets.
(b) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(c) Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(d) Principal amounts are shown in United States Dollars unless otherwise noted.
(e) Principal and interest may not be guaranteed by the government.
(f) Represents a security purchased on a when-issued basis.
(g) The rate shown is the seven-day current annualized yield at October 31, 2019.
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
NOK Norwegian Krone
NZD New Zealand Dollar
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Annual Report 2019
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 102,402,155 – 102,402,155
Foreign Government Obligations – 40,378,316 – 40,378,316
U.S. Treasury Obligations 39,441,784 – – 39,441,784
U.S. Government & Agency Obligations – 28,902,950 – 28,902,950
Money Market Funds 3,433,692 – – 3,433,692
Total Investments in Securities 42,875,476 171,683,421 – 214,558,897
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 17
Assets
Investments in securities, at value
Unaffiliated issuers (cost $208,558,240 ) $214,558,897
Foreign currency (cost $943) 471
Receivable for:
Interest 1,984,801
Investment sold 191,098
Reclaims receivable 9,336
Dividends 1,430
Total assets 216,746,033
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 22,864,131
Investments purchased 612,489
Investment management fees 42,730
Total liabilities 23,519,350
Net assets applicable to outstanding capital stock $193,226,683
Represented by:
Paid-in capital $188,111,920
Total distributable earnings (loss) 5,114,763
Total - representing net assets applicable to outstanding capital stock $193,226,683
Shares outstanding 9,300,050
Net asset value per share $20.78

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Annual Report 2019
Investment Income:
Interest $4,499,387
Dividends - unaffiliated issuers 27,549
Foreign taxes withheld (1,950)
Total income 4,524,986
Expenses:
Investment management fees 325,180
Net investment income 4,199,806
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 308,934
In-kind transactions 392,668
Foreign currency translations 5,756
Net realized gain 707,358
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 9,264,262
Foreign currency translations 2,046
Net change in unrealized appreciation 9,266,308
Net realized and unrealized gain 9,973,666
Net increase in net assets resulting from operations $14,173,472

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 19
Year Ended
October 31, 2019
Year Ended
October 31, 2018
Operations
Net investment income $4,199,806 $2,880,732
Net realized gain (loss) 707,358 (1,805,246)
Net change in unrealized appreciation (depreciation) 9,266,308 (3,130,727)
Net increase (decrease) in net assets resulting from operations 14,173,472 (2,055,241)
Distributions to shareholders
Net investment income and net realized gains (3,975,229) (2,667,212)
Shareholder transactions
Proceeds from shares sold 135,187,935 95,062,720
Cost of shares redeemed (37,043,384) (35,372,937)
Net increase in net assets resulting from shareholder transactions 98,144,551 59,689,783
Increase in net assets 108,342,794 54,967,330
Net Assets:
Net assets beginning of year 84,883,889 29,916,559
Net assets at end of year $193,226,683 $84,883,889
Capital stock activity
Shares outstanding, beginning of year 4,500,050 1,500,050
Subscriptions 6,700,000 4,850,000
Redemptions (1,900,000) (1,850,000)
Shares outstanding, end of year 9,300,050 4,500,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2019
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31 ,
2019 2018 2017
(a)
Per share data
Net asset value, beginning of year $18.86 $19.94 $20.00
Income (loss) from investment operations:
Net investment income 0.72 0.67 0.03
Net realized and unrealized gain (loss) 1.91 (1.13) (0.09)
Total from investment operations 2.63 (0.46) (0 .06)
Less distributions to shareholders:
Net investment income (0.71) (0.62) –
Total distribution to shareholders (0.71) (0.62) –
Net asset value, end of year $20.78 $18.86 $19.94
Total Return at NAV 14.21% (2.32)% (0.30)%
Total Return at Market 14.78% (2.68)% (0.15)%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28%
(c)
0.28%
(d)
Total net expenses
(b)(e)
0.28% 0.24%
(c)
–%
(d)
Net investment income 3.62% 3.49% 3.10%
(d)
Supplemental data
Net assets, end of year (in thousands) $193,227 $84,884 $29,917
Portfolio turnover 171% 140% –%
(a) The Fund commenced operations on October 12, 2017. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% for the year ended October 31, 2018 attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Annualized
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 21
Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Funds’ principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
22 Strategic Beta ETFs | Annual Report 2019
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 23
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
24 Strategic Beta ETFs | Annual Report 2019
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08
Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value
Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 25
invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees, however, there are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, these differences are primarily due to differing treatments for deferral/reversal of wash sale losses, foreign currency transactions, capital loss carryforwards, principal and/or interest of fixed income securities and reversal of capital gains (losses) on a redemption-in-kind. To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made:
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2019, the components of distributable earnings on a tax basis were as follows:
At October 31, 2019, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
Capital ($)
(234,532) (42,054) 276,586
Year Ended October 31, 2019 Year Ended October 31, 2018
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
3,975,229 - 3,975,229 2,667,212 - 2,667,212
Undistributed
ordinary
income ($)
Undistributed
long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
253,582 - (1,062,561) 5,923,742

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
26 Strategic Beta ETFs | Annual Report 2019
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date.
As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused. In addition, for the year ended October 31, 2019, capital loss carryforwards utilized and expired unused, if any, were as follows:
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $250,252,156 and $200,615,950, respectively, for the year ended October 31, 2019, of which
$11,760,146 and $6,904,453, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2019, the cost basis of securities contributed was $65,105,874.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2019, the in-kind redemption proceeds from sales were $17,329,246 and the net realized gain was
$392,668.
Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
208,635,155 6,465,071 (541,329) 5,923,742
No expiration short-
term ($)
No expiration long-term
($) Total ($) Utilized ($) Expired ($)
625,379 437,182 1,062,561 636,747 -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 27
The Fund had no borrowings during the year ended October 31, 2019.
Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
28 Strategic Beta ETFs | Annual Report 2019
subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2019 29
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Diversified Fixed Income Allocation ETF
Opinions on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Diversified Fixed Income Allocation ETF (one of the funds constituting Columbia ETF Trust I, hereafter referred to as the
"Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2019 and for the period October 12,
2017 (commencement of operations) through October 31, 2017 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of
October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the two years in the period ended
October 31, 2019 and for the period October 12, 2017 (commencement of operations) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2019
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
30 Strategic Beta ETFs | Annual Report 2019
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2019 . Shareholders will be notiﬁed in early 2020 of the amounts for use in preparing 2019 income tax returns.
The Fund reports the following for ordinary income distributions:
Fund
Columbia Diversified Fixed Income Allocation ETF $3,975,229

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2019 31
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
121 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
121 Trustee, BlueCross
BlueShield of Minnesota
since 2009
(Chair of the Business
Development Committee
2014-2017; Chair of the
Governance Committee
since 2017); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
32 Strategic Beta ETFs | Annual Report 2019
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Edward J. Boudreau, Jr.
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1944
Chair of the Board
since January
2018; Trustee
since
April 2016 for CET
I and September
2016 for CET II
Managing Director, E.J. Boudreau &
Associates
(consulting) since 2000; FINRA Industry
Arbitrator, 2002 – present; Chairman and
Chief Executive Officer, John Hancock
Investments (asset management), Chairman
and Interested Trustee for open-end and
closed-end funds offered by John Hancock,
1989-2000; John Hancock Mutual Life
Insurance Company, including Senior
Vice President and Treasurer and Senior
Vice President Information Technology,
1968-1988
121 Former Trustee, Boston
Museum of Science
(Chair of Finance
Committee), 1985-2013;
former Trustee, BofA
Funds Series Trust (11
funds), 2005-2011
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
121 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, Laurel Road
Bank (Audit Committee)
since 2017
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
121 Trustee, MA Taxpayers
Foundation since 1997;
Board of Directors, The
MA Business Roundtable
since 2003; Board of
Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
119 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
121 Director, Enterprise Asset
Management, Inc. (private
real estate and asset
management company)
since September 1998;
Managing Director
and Partner, Interlaken
Capital, Inc., 1989-1997;
Managing Director,
Morgan Stanley, 1982-
1989; Vice President,
Investment Banking,
1980-1982, Associate,
Investment Banking,
1976-1980, Dean Witter
Reynolds, Inc.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 33
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
121 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
Renaissance Reinsurance
Ltd. since May 2008;
former Trustee, BofA
Funds Series Trust (11
funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
121 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Board Chair,
Hollingsworth Funds since
2016; Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
119 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
34 Strategic Beta ETFs | Annual Report 2019
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chairman of the Board and President,
Columbia Management Investment Advisers,
LLC since May 2010 and February 2012,
respectively; Chief Executive Officer, Global
Asset Management, Ameriprise Financial,
Inc. since September 2012
previously Chief Executive Officer, U.S. Asset
Management & President, Annuities, May
2010 - September 2012); Director and Chief
Executive Officer, Columbia Management
Investment Distributors, Inc. since May
2010 and
February 2012, respectively; Chairman
of the Board and Chief Executive Officer,
RiverSource Distributors, Inc. since 2006;
Director, Threadneedle Asset Management
Holdings, SARL since 2014; President and
Chief Executive Officer, Ameriprise Certificate
Company, 2006 - August 2012.
192
Chairman of the Board,
Columbia Management
Investment Advisers, LLC
since May 2010; Director,
Columbia Management
Investment Distributors,
Inc. since
May 2010; former
Director, Ameriprise
Certificate Company,
August 2006 - January
2013

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 35
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer
(Principal Financial
Officer)(2009) and
Senior Vice President
(2019)
Vice President — Accounting and Tax, Columbia Management Investment
Advisers, LLC, since May 2010; senior officer of Columbia Funds and affiliated funds since 2002 (previously, Treasurer and Chief Accounting Officer,
January 2009-January 2019 and December 2015-January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
36 Strategic Beta ETFs | Annual Report 2019
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Diversified Fixed Income Allocation
ETF (the ETF). Under an investment management services agreement (the IMS Agreement), Columbia Threadneedle provides investment advice and other services to the ETF and other funds in the Columbia Fund family (collectively, the
Funds).
On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of the IMS Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2018 and January, March, April and June 2019, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions,
Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board
(who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts
Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review
Committee, the Audit Committee and the Compliance Committee in determining whether to continue the IMS Agreement.
The Board, at its June 17-19, 2019 in-person Board meeting (the June Meeting), considered the renewal of the IMS
Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the
Independent Trustees various factors relevant to the Board's consideration of investment management services agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS
Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2019 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to the ETF, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning
Columbia Threadneedle's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board's evaluation of the overall package of services provided by Columbia Threadneedle, the
Board also considered the nature, quality and range of administrative oversight services provided to the ETF by Columbia
Threadneedle, as well as the achievements in 2018 in the performance of administrative services, and noted the various enhancements anticipated for 2019. In evaluating the quality of services provided under the IMS Agreement, the Board also took into account the organization and strength of the ETF and Columbia Threadneedle’s compliance program. The
Board also considered Columbia Threadneedle’s oversight of the administrative and transfer agency services provided by
The Bank of New York Mellon. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its ability to carry out its responsibilities under the IMS Agreement, observing the financial strength of Ameriprise Financial, with its relatively strong cash position and solid balance sheet.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2019 37
The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the
ETF under the IMS Agreement. It was also observed that the services being performed under the IMS Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle is in a position to continue to provide a high quality and level of services to the ETF.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the ETF. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception), the performance of the ETF (particularly relative to the index of which the ETF seeks to replicate performance)
and its net assets. The Board also reviewed index tracking error data for the ETF. The Board observed that the ETF’s performance was substantially consistent with the performance of its index.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle from its relationship with the ETFs
The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. In considering the proposed level of fees under the IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure utilized by the ETF. In this regard, they observed that many of the competitors of the ETF have adopted similar unified/all-inclusive fee structures.
More generally, the Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy"
currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board observed that, as expected, the ETF’s unified fee rates was lower than the expense ratios of the open-end, actively managed Columbia Funds invested in similar asset classes. Based on its review, the Board concluded that the ETF’s investment management services fee was fair and reasonable in light of the extent and quality of services that the ETF receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing investment management services to the ETF. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise
Financial from managing the Funds, including the ETF. The Board considered that in 2018 the Board had concluded that 2017 profitability was reasonable and that the 2019 information shows that the profitability generated by Columbia
Threadneedle in 2018 only slightly increased from 2017 levels. The Board also noted JDL’s report and its conclusion that 2018 Columbia Threadneedle profitability relative to industry competitors was reasonable. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing the
Funds, including the ETF, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the ETF should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the ETF as its net asset level grows and took note of the extent to which the ETF’s shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for a unified fee level that does not include pre-established breakpoints, and management’s

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
38 Strategic Beta ETFs | Annual Report 2019
observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/
outflows.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN290_10_J01_(12/19)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Annual Report
October 31, 2019
Not FDIC Insured • No bank guarantee • May lose value
STRATEGIC BETA ETFs
Columbia Multi-Sector Municipal Income ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2019

Fund at a Glance 3
Manager Discussion of Fund Performance 5
Understanding Your Fund’s Expenses 7
Frequency Distribution of Premiums and Discounts 8
Portfolio of Investments 9
Statement of Assets and Liabilities 15
Statement of Operations 16
Statement of Changes in Net Assets 17
Financial Highlights 18
Notes to Financial Statements 19
Report of Independent Registered Public Accounting Firm 25
Federal Income Tax Information 26
Trustees and Officers 27
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2020, on Form N-Q. The Funds’ Form N-Q and Form
N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
Strategic Beta ETFs | Annual Report 2019 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2018
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector
Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
The price used to calculate Market Price return is based on the midpoint of the 4:00 PM Eastern (U.S.)
bid/ask spread on the New York Stock Exchange (NYSE) and does not represent returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five sectors of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible universe. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed sectors with their respective weightings are as follows: Municipal Core Revenue Sector
(45%); Municipal Health Care Sector (20%); Municipal High-Quality Revenue Sector (15%); The Municipal
Core General Obligation Sector (10%); and the Municipal High Yield Sector (10%). Each sector of the Index is constructed with rules specific to the sector to provide a better balance of quality, yield and liquidity.
The rules for each sector can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended October 31, 2019)
Inception 1 Year Life
Market Price 10/10/18 10.24 10.09
Net Asset Value 10/10/18 10.42 9.91
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 10.28 9.73

FUND AT A GLANCE
(continued)
4 Strategic Beta ETFs | Annual Report 2019
Performance of a hypothetical $10,000 investment (October 10, 2018 — October 31, 2019)
The chart above shows the change in value of a hypothetical $10,000 investment made on the Fund’s inception, and does not reflect the deduction of taxes or brokerage commissions that a shareholder may pay on Fund distributions or on the redemption of Fund shares.
Quality breakdown (%) (at October 31, 2019)
AAA rating 7.1
AA rating 34.3
A rating 37.7
BBB rating 11.3
BB rating 9.6
Total 100.0
Percentages indicated are based upon total fixed income investments (excluding
Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. For information on the rating methodology of each agency, please go to: www.moodys.com, www.fitchratings.com or www.standardandpoors.
com/home/en/us.
Top ten states/territories (%) (at October 31, 2019)
Texas 12 .4
New Jersey 12 .2
New York 8 .6
Illinois 7 .7
Pennsylvania 6 .0
Florida 5 .9
Kentucky 4 .9
Washington 3 .9
Michigan 3 .7
Colorado 3 .4
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

MANAGER DISCUSSION OF FUND PERFORMANCE
Columbia Multi-Sector Municipal Income ETF
Strategic Beta ETFs | Annual Report 2019 5
For the 12-month period that ended October 31, 2019, the Fund returned 10.42% based on net asset value (NAV) and
10.24% based on market price. The Beta Advantage
®
Multi-Sector Municipal Bond Index (the Index), against which the performance of the Fund is measured, returned 10.28% during the same period. For comparison, the Bloomberg Barclays
Municipal Bond Index returned 9.42% for the same period.
The Fund had an NAV of $20.02 on October 31, 2018 and ended the annual period on October 31, 2019 with an NAV of
$21.56. The Fund’s market price on October 31, 2019 was $21.60 per share.
Municipal bond markets buoyed by slowing economic growth and rising global trade tensions
As the annual period started in the last two months of 2018, municipal bond yields fell alongside U.S. Treasuries amid a broad risk-off tone driven by slowing global economic growth and a burgeoning of idiosyncratic risks, such as Brexit uncertainty and trade wars. (There is generally an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa.) Intermediate maturities and higher quality bonds outperformed.
Conversely, high-yield tobacco bonds faced pressure, after the U.S. Food and Drug Administration proposed measures to implement a ban on menthol cigarettes. Market technicals, or supply/demand factors, were mixed, with supply relatively constrained due to a combination of volatility and the typical slowdown in issuance as the year-end holidays approached.
Mutual funds experienced outflows for much of the fourth quarter of 2018 but enjoyed a modest reversal toward the end of the year given positive performance.
Municipal bond yields pushed lower during the first quarter of 2019, as investors began pricing in a higher probability of a global economic slowdown. The U.S. Federal Reserve (Fed) left the targeted federal funds rate unchanged and removed forward guidance for any hikes in 2019. Without the specter of rising interest rates, municipal bonds generated their best performance during the quarter since the first quarter of 2014. Longer maturities outperformed as did high-yield municipals. Market technicals were positive, as mutual funds saw significant inflows, posting the best start to a year since the data series began in 1992. With supply only modestly ahead of 2018’s pace of issuance, inflows pushed yields lower and spreads, or yield differentials to U.S. Treasuries, tighter across most of the municipal bond market.
Heightened market volatility in the second quarter of 2019 saw U.S. Treasury yields plummet dramatically, led lower by concerns over slowing economic growth and rising global trade tensions. Although municipal bonds lagged U.S.
Treasuries in the second quarter, returns were high enough for the municipal bond market to notch its best first half since
2014. Longer maturities outperformed, and high-yield municipals outperformed investment-grade municipals.
Volatility continued to roil the fixed-income markets during the third quarter, as the themes that drove yields lower in the second quarter remained in place. With global economic data materially weakening and trade tensions between the
U.S. and China weighing on sentiment, the Fed reversed course by providing two interest rate cuts during the quarter
— its first interest rate cuts since 2008. Municipal bonds were not immune to this volatility. While municipal market performance remained positive for the quarter, September 2019 was the first month of negative total returns in 2019 to date. Longer maturities and high-yield municipals still performed best. Issuers were able to take advantage of lower rates, and supply was higher by 7% from the third quarter of 2018. However, with rather persistent fund inflows since the beginning of 2019, a marginal increase in municipal supply did not materially cheapen valuations. Taxable municipal issuance also saw an uptick, with issuers using taxable debt to refund outstanding tax-exempt paper.
In October 2019, U.S. Treasury yields continued to fall, with monetary policy tilting more accommodative and the U.S.
dollar softening. The Fed cut interest rates for the third time in four months. Municipal bond total returns returned to positive territory for the month. There continued to be strong demand for municipals from mutual fund investors, with
43 consecutive weeks of positive net cash flow as of the end of October. Notably, $75.1 billion of net assets flowed into municipal funds year-to-date through October 31, 2019, the highest level since such data began being reported in 1992.
Supply also picked up, with year-to-date through October 31, 2019 issuance reaching $330.4 billion, nearly matching the
$338.9 billion for all of 2018. This supply phenomenon was affected largely by a surge in taxable municipal offerings, as the highly compressed yield environment made taxable advance refundings of tax-exempt bonds economical.

MANAGER DISCUSSION OF FUND PERFORMANCE
(continued)
Columbia Multi-Sector Municipal Income ETF
6 Strategic Beta ETFs | Annual Report 2019
Index performance driven by hospital and transportation sectors during annual period
Index constituents in the hospital, transportation and water sectors contributed most positively to the Index’s results on an absolute basis during the annual period. Index constituents in the housing and multi-family housing sectors contributed least to the Index’s results on an absolute basis during the annual period.
The Fund had a weighted average duration of 5.47 years, a weighted average maturity of 10.14 years, an average yield to maturity of 2.73% and an average coupon of 4.48% as of October 31, 2019. The 30-day SEC yield of the Fund at the end of the annual period was 1.72%.
Investing involves risks, including the risk of loss of principal. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Fixed-income securities present credit risk, which includes issuer default risk. The Fund is subject to municipal securities risk, which includes the risk that the value of such securities may be affected by state tax, legislative, regulatory, demographic or political conditions/factors, as well as a state’s financial, economic or other conditions/factors. The Fund may invest materially in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. Prepayment and extension risk exists because the timing of payments on a loan, bond or other investment may accelerate when interest rates fall or decelerate when interest rates rise which may reduce investment opportunities and potential returns. A rise in interest rates may result in a price decline of fixed-income instruments held by the Fund, negatively impacting its performance and NAV. Falling rates may result in the Fund investing in lower yielding debt instruments, lowering the Fund’s income and yield. These risks may be heightened for longer maturity and duration securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. The Fund is passively managed and seeks to track the performance of an index. The Fund’s use of a “representative sampling”
approach in seeking to track the performance of its index (investing in only some of the components of the index that collectively are believed to have an investment profile similar to that of the index) may not allow the Fund to track its index with the same degree of accuracy as would an investment vehicle replicating the entire Index. The Fund may not sell a poorly performing security unless it was removed from the index. There is no guarantee that the index and, correspondingly, the Fund will achieve positive returns. Risk exists that the index provider may not follow its methodology for index construction. Errors may result in a negative fund performance. The Fund's net asset value will generally decline when the market value of its targeted index declines. Although the Fund’s shares are listed on an exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained. The Fund’s portfolio turnover, as it seeks to track its index, may cause an adverse expense impact, decreasing the Fund’s returns relative to the index, which does not bear transactions expenses. There may be additional portfolio turnover risk as active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, including if creation and redemptions units are not affected on an in-kind basis, increase the number of portfolio transactions as well as tracking error to the index and as high levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Market or other (e.g., interest rate) environments may adversely affect the liquidity of fund investments, negatively impacting their price. Generally, the less liquid the market at the time the Fund sells a holding, the greater the risk of loss or decline of value to the Fund. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2019 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2019.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2019 — October 31, 2019
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 1,039.50 1,024.00 1.23 1.22 0.24

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
8 Strategic Beta ETFs | Annual Report 2019
The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will ﬂuctuate in accordance with changes in its
NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for the Fund.
The information shown for the Fund is for the period from inception date of such Fund through October 31, 2019.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Multi-Sector Municipal Income ETF
October 10, 2018 – October 31, 2019
0 – 49.9 197 33
50 -99.9 37 0
100 – 199.9 0 0
>200 0 0
Total 234 33

PORTFOLIO OF INVESTMENTS
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 9
Municipal Bonds   96.6%
Issue
Description
Principal
Amount ($) Value ($)
Alaska 0.4%
Alaska Housing Finance Corp.
Series D
Revenue Bonds
5.000%, 12/01/26 100,000 116,839
Colorado 3.3%
City & County of Denver Co.
Revenue Bonds
5.000%, 10/01/32 100,000 109,197
City & County of Denver Co. Airport System
Revenue, Series A
Revenue Bonds
5.000%, 11/15/27 250,000 275,330
5.000%, 12/01/27 160,000 197,237
Denver City & County School District No 1
4.000%, 12/01/26 100,000 105,723
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 160,000 191,158
Total Colorado 878,645
Connecticut 1.0%
State of Connecticut Special Tax Revenue,
Series A
Revenue Bonds
5.000%, 08/01/28 150,000 177,316
5.000%, 01/01/29 75,000 93,774
Total Connecticut 271,090
District of Columbia 1.8%
Metropolitan Washington Airports Authority
Revenue Bonds
5.000%, 10/01/29, Series A 125,000 144,145
5.000%, 10/01/30 200,000 243,672
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Series B
Revenue Bonds
0.000%, 10/01/30
(a)
130,000 98,253
Total District of Columbia 486,070
Florida 5.7%
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 149,093
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 159,399
City of Gainesville FL Utilities System Revenue
Series A
Revenue Bonds
5.000%, 10/01/25 100,000 120,742
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
County of Miami-Dade FL Water & Sewer
System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22 210,000 233,472
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 125,000 151,512
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 100,000 117,488
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28 170,000 217,608
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 135,000 156,753
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 231,496
Total Florida 1,537,563
Georgia 1.8%
State of Georgia
4.000%, 02/01/26, Series A-2 215,000 239,284
5.000%, 07/01/28, Series F 200,000 249,406
Total Georgia 488,690
Hawaii 0.9%
State of Hawaii
Series EO
5.000%, 08/01/26 200,000 233,936
Illinois 7.4%
Chicago Board of Education
0.000%, 12/01/29, Series A
(a)
185,000 136,469
5.250%, 12/01/39, Series C 235,000 258,159
Chicago O'Hare International Airport
Revenue Bonds
5.000%, 01/01/28, Series B 160,000 186,565
5.000%, 01/01/29, Series C 200,000 237,426
City of Chicago IL Wastewater Transmission
Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 260,510

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Strategic Beta ETFs | Annual Report 2019
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25 200,000 226,182
4.125%, 11/15/37, Series A 235,000 250,040
Illinois State Toll Highway Authority
Series A
Revenue Bonds
4.000%, 12/01/31 210,000 231,869
Will County Community High School District No
210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 207,453
Total Illinois 1,994,673
Indiana 1.5%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 159,493
Indiana Finance Authority
Revenue Bonds
5.000%, 06/01/39, Series A 125,000 130,950
1.080%, 11/01/39, Series D 100,000 100,000
Total Indiana 390,443
Kansas 0.9%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 11/15/32 225,000 244,800
Kentucky 4.8%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 193,083
Louisville & Jefferson County Metropolitan
Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28 460,000 494,289
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 344,946
4.000%, 10/01/35 235,000 255,412
Total Kentucky 1,287,730
Louisiana 1.1%
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 160,782
State of Louisiana
Series B
5.000%, 08/01/27 100,000 122,715
Total Louisiana 283,497
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maryland 3.2%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 87,175
County of Howard
Series B
5.000%, 02/15/28 225,000 281,443
Maryland Economic Development Corp.
Series A
Revenue Bonds
5.000%, 03/31/24 105,000 111,741
Maryland Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/41 100,000 111,171
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 122,938
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 157,428
Total Maryland 871,896
Massachusetts 1.7%
Massachusetts Development Finance Agency,
Series I
Revenue Bonds
5.000%, 07/01/36 150,000 175,618
5.000%, 07/01/41 250,000 285,968
Total Massachusetts 461,586
Michigan 3.6%
Michigan Finance Authority
Revenue Bonds
5.000%, 08/01/28 300,000 346,335
3.125%, 12/01/35, Series A 100,000 103,800
5.000%, 12/01/42, Series A-MI 250,000 298,650
Michigan State Housing Development Authority
Series C
Revenue Bonds
3.900%, 12/01/33 200,000 218,788
Total Michigan 967,573
Minnesota 1.9%
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 100,000 109,265
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 108,611

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Duluth Housing & Redevelopment Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 112,721
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 193,217
Total Minnesota 523,814
Missouri 1.5%
Lees Summit Industrial Development Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 170,410
Missouri Joint Municipal Electric Utility
Commission
Series A
Revenue Bonds
4.000%, 12/01/32 100,000 111,175
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 117,021
Total Missouri 398,606
New Jersey 11.8%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN 300,000 330,444
4.000%, 11/01/25, Series B 200,000 220,334
5.000%, 03/01/26, Series NN 260,000 285,966
4.375%, 06/15/27, Series XX 120,000 132,642
5.500%, 09/01/27, Series N-1 120,000 147,990
5.500%, 06/15/29, Series BBB 195,000 232,522
6.000%, 07/01/32, Series A 200,000 205,194
New Jersey Health Care Facilities Financing
Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 250,117
New Jersey Housing & Mortgage Finance
Agency
Series D
Revenue Bonds
4.000%, 04/01/25 225,000 247,439
New Jersey Transportation Trust Fund Authority
Revenue Bonds
0.000%, 12/15/27, Series A
(a)
300,000 241,389
5.250%, 06/15/32, Series C 100,000 112,651
5.000%, 12/15/32, Series A 200,000 234,810
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A 170,000 228,169
5.000%, 01/01/31, Series E 260,000 314,538
Total New Jersey 3,184,205
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New York 8.3%
City of New York
5.000%, 08/01/22, Series C 200,000 220,490
5.000%, 08/01/25, Series J 115,000 130,761
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/24, Series C 200,000 234,688
5.000%, 11/15/26, Series A2 275,000 337,133
5.000%, 11/15/31, Series C-1 365,000 450,527
New York City Housing Development Corp.
Series G-2-A (Mandatory Put 12/31/21)
Revenue Bonds
2.000%, 11/01/57 100,000 100,440
New York State Dormitory Authority, Series A
Revenue Bonds
5.000%, 07/01/26 300,000 341,784
5.000%, 07/01/33 100,000 121,417
New York State Environmental Facilities Corp.
Revenue Bonds
5.000%, 06/15/29 150,000 174,908
Port Authority of New York & New Jersey
Series 207
Revenue Bonds
5.000%, 09/15/25 115,000 136,753
Total New York 2,248,901
North Carolina 2.7%
Charlotte-Mecklenburg Hospital Authority (The)
Series A
Revenue Bonds
5.000%, 01/15/30 180,000 193,833
County of New Hanover
Revenue Bonds
5.000%, 10/01/29 230,000 278,305
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 251,031
Total North Carolina 723,169
Ohio 1.9%
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23 200,000 226,632
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 146,657
State of Ohio
Series A
Revenue Bonds
3.250%, 01/01/35 130,000 138,264
Total Ohio 511,553

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Strategic Beta ETFs | Annual Report 2019
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oklahoma 1.3%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30 200,000 242,414
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 111,401
Total Oklahoma 353,815
Pennsylvania 5.8%
Berks County Municipal Authority
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 106,218
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 161,153
Chester County Health & Education Facilities
Authority
Revenue Bonds
4.250%, 11/01/32 100,000 104,017
Commonwealth of Pennsylvania
Series 1
5.000%, 03/15/29 100,000 117,186
Delaware Valley Regional Finance Authority
Revenue Bonds
5.750%, 07/01/32 100,000 137,583
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 150,000 176,799
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 116,654
Pennsylvania Turnpike Commission
Revenue Bonds
5.000%, 06/01/28, Series B-2 200,000 244,556
6.000%, 12/01/30, Series E 100,000 129,523
Philadelphia Authority For Industrial
Development
Series 2015
Revenue Bonds
5.000%, 04/01/33 225,000 260,048
Total Pennsylvania 1,553,737
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 100,000 119,323
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina 1.4%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 286,120
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 98,335
Total South Carolina 384,455
Tennessee 1.1%
Chattanooga Health Educational & Housing
Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 115,169
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 181,415
Total Tennessee 296,584
Texas 12.0%
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 232,138
City of Dallas
5.000%, 02/15/23 100,000 111,831
City of Houston
Series A
5.000%, 03/01/26 200,000 242,772
City of Houston TX Combined Utility System
Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 130,000 160,367
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/26 200,000 243,542
New Hope Cultural Education Facilities Finance
Corp.
Series A
Revenue Bonds
4.000%, 08/15/40 225,000 247,950
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 296,323

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 13
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/24, Series B 235,000 261,900
5.000%, 01/01/27, Series A 530,000 625,525
San Antonio Water System
Series A (Mandatory Put 05/01/24)
Revenue Bonds
2.625%, 05/01/49 300,000 316,965
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29, Series A 110,000 130,913
5.000%, 05/15/37 100,000 109,418
Texas Water Development Board
Series A
Revenue Bonds
5.000%, 04/15/27 200,000 250,138
Total Texas 3,229,782
Utah 0.5%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 123,170
Virginia 1.8%
City of Richmond VA Public Utility Revenue
Revenue Bonds
5.000%, 01/15/27 220,000 268,800
Virginia Resources Authority
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 207,032
Total Virginia 475,832
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington 3.8%
State of Washington
Series R-2012C
5.000%, 07/01/23 225,000 247,518
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 10/01/29, Series B 250,000 316,655
5.000%, 08/01/38, Series A-2 150,000 179,627
5.000%, 10/01/38, Series D 150,000 171,415
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 112,392
Total Washington 1,027,607
West Virginia 0.6%
West Virginia Economic Development Authority
Series A
Revenue Bonds
5.000%, 06/01/29 150,000 162,767
Wisconsin 0.7%
State of Wisconsin
Series 3
5.000%, 11/01/23 170,000 188,972
Total Municipal Bonds
(Cost $24,647,068) 26,021,323
Money Market Funds 4.0%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
1.068%
(c)
1,083,713 1,083,821
Total Money Market Funds
(Cost $1,083,821) 1,083,821
Total Investments in Securities
(Cost $25,730,889) 27,105,144
Other Assets & Liabilities, Net (159,055)
Net Assets 26,946,089
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the net value of these securities amounted to $358,966 which represents 1.33% of net assets.
(c) The rate shown is the seven-day current annualized yield at October 31, 2019.

PORTFOLIO OF INVESTMENTS
(continued)
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Annual Report 2019
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 26,021,323 – 26,021,323
Money Market Funds 1,083,821 – – 1,083,821
Total Investments in Securities 1,083,821 26,021,323 – 27,105,144
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 15
Assets
Investments in securities, at value
Unaffiliated issuers (cost $25,730,889 ) $27,105,144
Receivable for:
Interest 319,353
Total assets 27,424,497
Liabilities
Payable for:
Investments purchased 473,304
Investment management fees 5,104
Total liabilities 478,408
Net assets applicable to outstanding capital stock $26,946,089
Represented by:
Paid-in capital $25,471,875
Total distributable earnings (loss) 1,474,214
Total - representing net assets applicable to outstanding capital stock $26,946,089
Shares outstanding 1,250,050
Net asset value per share $21.56

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Annual Report 2019
Investment Income:
Interest $632,851
Total income 632,851
Expenses:
Investment management fees 55,327
Net investment income 577,524
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 37,739
Net realized gain 37,739
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,385,349
Net change in unrealized appreciation 1,385,349
Net realized and unrealized gain 1,423,088
Net increase in net assets resulting from operations $2,000,612

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 17
Year Ended
October 31, 2019
Year Ended
October 31,
2018
(a)
Operations
Net investment income $577,524 $21,205
Net realized gain 37,739 –
Net change in unrealized appreciation (depreciation) 1,385,349 (11,094)
Net increase in net assets resulting from operations 2,000,612 10,111
Distributions to shareholders
Net investment income and net realized gains (536,509) –
Shareholder transactions
Proceeds from shares sold 9,467,543 1,003,332
Net increase in net assets resulting from shareholder transactions 9,467,543 1,003,332
Increase in net assets 10,931,646 1,013,443
Net Assets:
Net assets beginning of year 16,014,443 15,001,000
Net assets at end of year $26,946,089 $16,014,443
Capital stock activity
Shares outstanding, beginning of year 800,050 750,050
Subscriptions 450,000 50,000
Shares outstanding, end of year 1,250,050 800,050
(a) Based on operations from October 10, 2018 (commencement of operations) through the stated period end.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Annual Report 2019
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total
Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the NYSE and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31 ,
2019 2018
(a)
Per share data
Net asset value, beginning of year $20 .02 $20.00
Income (loss) from investment operations:
Net investment income 0.56 0.03
Net realized and unrealized gain (loss) 1.51 (0.01)
Total from investment operations 2.07 0.02
Less distributions to shareholders:
Net investment income (0.53) –
Total distribution to shareholders (0.53) –
Net asset value, end of year $21.56 $20.02
Total Return at NAV 10.42% 0.10%
Total Return at Market 10.24% 0.45%
Ratios to average net assets:
Total gross expenses
(b)
0.26% 0.28%
(c)
Total net expenses
(b)(d)
0.26% 0.28%
(c)
Net investment income 2.67% 2.34%
(c)
Supplemental data
Net assets, end of year (in thousands) $26,946 $16,014
Portfolio turnover 20% 48%
(a) The Fund commenced operations on October 10, 2018. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 19
Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
20 Strategic Beta ETFs | Annual Report 2019
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The NAV per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, the Fund is treated as a separate entity. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08
Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 21
shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value
Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions and any other portfolio transaction expenses; interest and fee expense related to the Fund’s participation in inverse floater structures; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. Effective June 1, 2019, the investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets. Prior to such date the investment management fee was equal to 0.28% of the Fund’s average daily net assets. The investment management fee for the year ended October 31, 2019 was equal to 0.26% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
22 Strategic Beta ETFs | Annual Report 2019
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees, however, there are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets.
Temporary differences do not require reclassifications. The Fund did not have any permanent differences; therefore no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At October 31, 2019, the components of distributable earnings on a tax basis were as follows:
At October 31, 2019, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $14,262,723 and $4,213,610, respectively, for the year ended October 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Year Ended October 31, 2019 Year Ended October 31, 2018
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Tax-exempt
income ($)
Long-term
capital gain ($) Total ($)
72 536,437 - 536,509 - - - -
Undistributed
ordinary income ($)
Undistributed
tax-exempt
income ($)
Undistributed
long-term capital
gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
39,168 60,791 - - 1,374,255
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
25,730,889 1,375,816 (1,561) 1,374,255

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 23
Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A.
and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund will pay a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.
The Fund had no borrowings during the year ended October 31, 2019.
Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instrument.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Municipal securities risk
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
24 Strategic Beta ETFs | Annual Report 2019
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2019 25
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Multi-Sector Municipal Income ETF
Opinions on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia
Multi-Sector Municipal Income ETF (one of the funds constituting Columbia ETF Trust I, hereafter referred to as the
"Fund") as of October 31, 2019, the related statement of operations for the year ended October 31, 2019 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2019 and for the period
October 10, 2018 (commencement of operations) through October 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year ended October
31, 2019, and the changes in its net assets and the financial highlights for the year ended October 31, 2019 and for the period October 10, 2018 (commencement of operations) through October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2019
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
26 Strategic Beta ETFs | Annual Report 2019
The Fund hereby designates the following tax attributes for the ﬁscal year ended October 31, 2019 . Shareholders will be notiﬁed in early 2020 of the amounts for use in preparing 2019 income tax returns.
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
Exempt-
interest
dividends
99.99%

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2019 27
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
121 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
121 Trustee, BlueCross
BlueShield of Minnesota
since 2009
(Chair of the Business
Development Committee
2014-2017; Chair of the
Governance Committee
since 2017); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
28 Strategic Beta ETFs | Annual Report 2019
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Edward J. Boudreau, Jr.
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1944
Chair of the Board
since January
2018; Trustee
since
April 2016 for CET
I and September
2016 for CET II
Managing Director, E.J. Boudreau &
Associates
(consulting) since 2000; FINRA Industry
Arbitrator, 2002 – present; Chairman and
Chief Executive Officer, John Hancock
Investments (asset management), Chairman
and Interested Trustee for open-end and
closed-end funds offered by John Hancock,
1989-2000; John Hancock Mutual Life
Insurance Company, including Senior
Vice President and Treasurer and Senior
Vice President Information Technology,
1968-1988
121 Former Trustee, Boston
Museum of Science
(Chair of Finance
Committee), 1985-2013;
former Trustee, BofA
Funds Series Trust (11
funds), 2005-2011
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
121 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, Laurel Road
Bank (Audit Committee)
since 2017
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
121 Trustee, MA Taxpayers
Foundation since 1997;
Board of Directors, The
MA Business Roundtable
since 2003; Board of
Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
119 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
121 Director, Enterprise Asset
Management, Inc. (private
real estate and asset
management company)
since September 1998;
Managing Director
and Partner, Interlaken
Capital, Inc., 1989-1997;
Managing Director,
Morgan Stanley, 1982-
1989; Vice President,
Investment Banking,
1980-1982, Associate,
Investment Banking,
1976-1980, Dean Witter
Reynolds, Inc.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 29
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
121 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
Renaissance Reinsurance
Ltd. since May 2008;
former Trustee, BofA
Funds Series Trust (11
funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
121 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Board Chair,
Hollingsworth Funds since
2016; Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
119 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
30 Strategic Beta ETFs | Annual Report 2019
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chairman of the Board and President,
Columbia Management Investment Advisers,
LLC since May 2010 and February 2012,
respectively; Chief Executive Officer, Global
Asset Management, Ameriprise Financial,
Inc. since September 2012
previously Chief Executive Officer, U.S. Asset
Management & President, Annuities, May
2010 - September 2012); Director and Chief
Executive Officer, Columbia Management
Investment Distributors, Inc. since May
2010 and
February 2012, respectively; Chairman
of the Board and Chief Executive Officer,
RiverSource Distributors, Inc. since 2006;
Director, Threadneedle Asset Management
Holdings, SARL since 2014; President and
Chief Executive Officer, Ameriprise Certificate
Company, 2006 - August 2012.
192
Chairman of the Board,
Columbia Management
Investment Advisers, LLC
since May 2010; Director,
Columbia Management
Investment Distributors,
Inc. since
May 2010; former
Director, Ameriprise
Certificate Company,
August 2006 - January
2013

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 31
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer
(Principal Financial
Officer)(2009) and
Senior Vice President
(2019)
Vice President — Accounting and Tax, Columbia Management Investment
Advisers, LLC, since May 2010; senior officer of Columbia Funds and affiliated funds since 2002 (previously, Treasurer and Chief Accounting Officer,
January 2009-January 2019 and December 2015-January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart -Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN303_10_J01_(12/19)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Annual Report
October 31, 2019
Not FDIC Insured • No bank guarantee • May lose value
STRATEGIC BETA ETFs
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.
com/etfs), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank).
You may elect to receive all future reports in paper free of charge. You can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all
Columbia Funds held in your account.

Strategic Beta ETFs | Annual Report 2019

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Columbia Research Enhanced Value ETF
Fund at a Glance 4
Understanding Your Fund’s Expenses 5
Frequency Distribution of Premiums and Discounts 6
Portfolio of Investments 7
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 24
Report of Independent Registered Public Accounting Firm 31
Federal Income Tax Information 32
Trustees and Officers 33
Approval of Investment Management Services Agreement 38
Additional Information 40

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
Strategic Beta ETFs | Annual Report 2019 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since August 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since August 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced
U.S. Equity Index.
Top ten holdings (%) (at October 31, 2019)
Apple, Inc. 5 .6
Microsoft Corp. 5 .5
Amazon.com, Inc. 4 .4
JPMorgan Chase & Co. 3 .3
Johnson & Johnson 2 .4
Facebook, Inc. Class A 2 .3
Bank of America Corp. 2 .2
Chevron Corp. 2 .1
Alphabet, Inc. Class C 2 .0
Alphabet, Inc. Class A 2 .0
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at October 31, 2019)
Information Technology 22 .4
Health Care 13 .7
Financials 13 .1
Communication Services 10 .4
Consumer Discretionary 10 .0
Industrials 9 .2
Consumer Staples 6 .9
Energy 4 .3
Real Estate 4 .0
Utilities 3 .2
Materials 2 .8
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
4 Strategic Beta ETFs | Annual Report 2019
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since August 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since August 2019
Investment objective
The Fund seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage® Research Enhanced
U.S. Value Index.
Top ten holdings (%) (at October 31, 2019)
JPMorgan Chase & Co. 4 .8
Chevron Corp. 4 .0
Bank of America Corp. 4 .0
Johnson & Johnson 3 .5
Home Depot, Inc. (The) 3 .2
AT&T, Inc. 2 .8
Verizon Communications, Inc. 2 .6
Citigroup, Inc. 2 .5
Procter & Gamble Co. (The) 2 .4
Merck & Co., Inc. 2 .2
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at October 31, 2019)
Financials 22 .6
Health Care 12 .9
Industrials 9 .4
Consumer Staples 9 .3
Communication Services 8 .6
Energy 8 .5
Utilities 6 .7
Consumer Discretionary 6 .2
Information Technology 5 .7
Real Estate 5 .6
Materials 4 .5
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Annual Report 2019 5
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2019.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(a) Based on operations from September 25, 2019 (commencement of operations) through the stated period end.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
May 1, 2019 — October 31, 2019
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,025.20
(a)
1,024.45 0.15
(a)
0.77 0.15
(a)
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 1,020.20
(a)
1,024.25 0.19
(a)
0.97 0.19
(a)

FREQUENCY DISTRIBUTION OF PREMIUMS AND
DISCOUNTS
(Unaudited)
6 Strategic Beta ETFs | Annual Report 2019
The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each
Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The
“Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will ﬂuctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will ﬂuctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported
NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.
The information shown for each Fund is for the period from inception date of such Fund through October 31, 2019.
Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. All data presented here represents past performance, which cannot be used to predict future results.
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Research Enhanced Core ETF
September 25, 2019 – October 31, 2019
0 – 49.9 27 0
50 -99.9 0 0
100 – 199.9 0 0
>200 0 0
Total 27 0
Basis Point Differential
Market Price Above or
Equal to NAV
Number of Days
Market Price Below NAV
Number of Days
Columbia Research Enhanced Value ETF
September 25, 2019 – October 31, 2019
0 – 49.9 26 1
50 -99.9 0 0
100 -199.9 0 0
> 200 0 0
Total 26 1

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 7
+
Common Stocks 99 .8%
Issuer Shares Value ($)
Communication Services  10.4%
Diversified Telecommunication Services 2.7%
AT&T, Inc. 1,790 68,897
CenturyLink, Inc. 265 3,429
Verizon Communications, Inc. 1,060 64,098
Total 136,424
Entertainment 0.1%
Electronic Arts, Inc.
(a)
70 6,748
Interactive Media & Services 6.3%
Alphabet, Inc. Class A
(a)
79 99,445
Alphabet, Inc. Class C
(a)
80 100,809
Facebook, Inc. Class A
(a)
600 114,990
Match Group, Inc. 15 1,095
TripAdvisor, Inc.
(a)
25 1,010
Total 317,349
Media 1.3%
AMC Networks, Inc. Class A
(a)
10 435
Comcast Corp. Class A 1,175 52,664
Discovery, Inc. Class A
(a)
40 1,078
Discovery, Inc. Class C
(a)
90 2,272
Interpublic Group of Cos., Inc. (The) 95 2,066
Nexstar Media Group, Inc. Class A 10 973
Omnicom Group, Inc. 55 4,245
Sinclair Broadcast Group, Inc. Class A 15 598
Total 64,331
Wireless Telecommunication Services 0.0%
Sprint Corp.
(a)
150 932
Telephone & Data Systems, Inc. 25 652
Total 1,584
Total Communication Services 526,436
Consumer Discretionary  10.0%
Auto Components 0.1%
Gentex Corp. 75 2,104
Lear Corp. 20 2,355
Total 4,459
Automobiles 0.2%
Ford Motor Co. 1,160 9,964
Distributors 0.1%
Genuine Parts Co. 45 4,616
Diversified Consumer Services 0.1%
frontdoor, Inc.
(a)
25 1,206
H&R Block, Inc. 60 1,500
Service Corp. International 55 2,501
Total 5,207
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc. 35 3,929
Hilton Worldwide Holdings, Inc. 85 8,242
Las Vegas Sands Corp. 105 6,493
Norwegian Cruise Line Holdings Ltd.
(a)
60 3,046
Royal Caribbean Cruises Ltd. 50 5,442
Starbucks Corp. 365 30,864
Wyndham Destinations, Inc. 25 1,160
Yum China Holdings, Inc. 110 4,675
Total 63,851
Household Durables 0.3%
Garmin Ltd. 45 4,219
NVR, Inc.
(a)
1 3,637
Common Stocks (continued)
Issuer Shares Value ($)
PulteGroup, Inc. 80 3,139
Toll Brothers, Inc. 40 1,591
Whirlpool Corp. 20 3,042
Total 15,628
Internet & Direct Marketing Retail 4.7%
Amazon.com, Inc.
(a)
126 223,859
eBay, Inc. 245 8,636
Etsy, Inc.
(a)
40 1,780
Expedia Group, Inc. 40 5,466
Qurate Retail, Inc. Series A
(a)
115 1,097
Total 240,838
Multiline Retail 0.0%
Kohl's Corp. 50 2,563
Specialty Retail 2.3%
Advance Auto Parts, Inc. 20 3,250
AutoZone, Inc.
(a)
8 9,155
Home Depot, Inc. (The) 335 78,584
L Brands, Inc. 65 1,108
O'Reilly Automotive, Inc.
(a)
24 10,452
Ross Stores, Inc. 115 12,612
Total 115,161
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. Class B 380 34,029
Ralph Lauren Corp. 15 1,441
Skechers U.S.A., Inc. Class A
(a)
40 1,495
Under Armour, Inc. Class A
(a)
60 1,239
Under Armour, Inc. Class C
(a)
60 1,110
VF Corp. 95 7,817
Total 47,131
Total Consumer Discretionary 509,418
Consumer Staples  6.9%
Beverages 1.1%
PepsiCo, Inc. 405 55,554
Food & Staples Retailing 1.5%
Kroger Co. (The) 230 5,667
Sprouts Farmers Market, Inc.
(a)
35 679
Sysco Corp. 135 10,783
Walgreens Boots Alliance, Inc. 210 11,504
Walmart, Inc. 400 46,904
Total 75,537
Food Products 0.8%
Campbell Soup Co. 50 2,315
General Mills, Inc. 175 8,900
Ingredion, Inc. 20 1,580
JM Smucker Co. (The) 35 3,699
Mondelez International, Inc. Class A 415 21,767
Total 38,261
Household Products 2.3%
Colgate-Palmolive Co. 245 16,807
Kimberly-Clark Corp. 100 13,288
Procter & Gamble Co. (The) 715 89,025
Total 119,120
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
30 1,340
Nu Skin Enterprises, Inc. Class A 15 669
Total 2,009
Tobacco 1.2%
Altria Group, Inc. 540 24,186

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
8 Strategic Beta ETFs | Annual Report 2019
Common Stocks (continued)
Issuer Shares Value ($)
Philip Morris International, Inc. 445 36,241
Total 60,427
Total Consumer Staples 350,908
Energy  4.3%
Energy Equipment & Services 0.1%
National Oilwell Varco, Inc. 170 3,846
Patterson-UTI Energy, Inc. 95 790
Total 4,636
Oil, Gas & Consumable Fuels 4.2%
Apache Corp. 180 3,899
Cabot Oil & Gas Corp. 195 3,635
Chevron Corp. 895 103,945
ConocoPhillips 515 28,428
Continental Resources, Inc.
(a)
40 1,179
Devon Energy Corp. 185 3,752
EOG Resources, Inc. 270 18,714
EQT Corp. 115 1,235
HollyFrontier Corp. 70 3,846
Marathon Oil Corp. 370 4,266
Marathon Petroleum Corp. 290 18,545
PBF Energy, Inc. Class A 50 1,614
Range Resources Corp. 95 383
Valero Energy Corp. 185 17,941
Total 211,382
Total Energy 216,018
Financials  13.1%
Banks 7.5%
Bank of America Corp. 3,490 109,132
CIT Group, Inc. 40 1,716
Citigroup, Inc. 935 67,189
Citizens Financial Group, Inc. 190 6,680
Comerica, Inc. 60 3,925
Fifth Third Bancorp 305 8,869
First Horizon National Corp. 130 2,076
JPMorgan Chase & Co. 1,330 166,144
Popular, Inc. 40 2,178
Regions Financial Corp. 415 6,682
SVB Financial Group
(a)
20 4,430
Zions Bancorp NA 70 3,393
Total 382,414
Capital Markets 1.9%
Ameriprise Financial, Inc.
(b)
55 8,299
Bank of New York Mellon Corp. (The) 350 16,363
Eaton Vance Corp. 45 2,052
FactSet Research Systems, Inc. 15 3,803
Franklin Resources, Inc. 120 3,306
Intercontinental Exchange, Inc. 240 22,637
Invesco Ltd. 170 2,859
Janus Henderson Group PLC 70 1,619
LPL Financial Holdings, Inc. 35 2,829
Morgan Stanley 505 23,255
MSCI, Inc. 35 8,210
Total 95,232
Consumer Finance 1.0%
Ally Financial, Inc. 160 4,901
Capital One Financial Corp. 200 18,650
Discover Financial Services 135 10,835
Navient Corp. 85 1,170
OneMain Holdings, Inc. 25 1,000
Common Stocks (continued)
Issuer Shares Value ($)
Santander Consumer USA Holdings, Inc. 45 1,129
SLM Corp. 175 1,477
Synchrony Financial 280 9,904
Total 49,066
Diversified Financial Services 0.2%
AXA Equitable Holdings, Inc. 125 2,700
Jefferies Financial Group, Inc. 110 2,054
Voya Financial, Inc. 60 3,237
Total 7,991
Insurance 2.5%
Allstate Corp. (The) 140 14,899
American National Insurance Co. 5 600
Aon PLC 100 19,316
Brighthouse Financial, Inc.
(a)
50 1,888
Brown & Brown, Inc. 100 3,768
CNA Financial Corp. 10 448
First American Financial Corp. 50 3,089
Hartford Financial Services Group, Inc. (The) 155 8,847
Lincoln National Corp. 85 4,801
Marsh & McLennan Cos., Inc. 210 21,760
MetLife, Inc. 335 15,674
Old Republic International Corp. 120 2,681
Principal Financial Group, Inc. 115 6,139
Prudential Financial, Inc. 170 15,494
Reinsurance Group of America, Inc. 25 4,062
Unum Group 85 2,341
Total 125,807
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 155 2,125
Total Financials 662,635
Health Care  13.6%
Biotechnology 2.4%
AbbVie, Inc. 290 23,069
Agios Pharmaceuticals, Inc.
(a)
10 301
Alexion Pharmaceuticals, Inc.
(a)
40 4,216
Alkermes PLC
(a)
30 586
Alnylam Pharmaceuticals, Inc.
(a)
20 1,735
Amgen, Inc. 110 23,458
Biogen, Inc.
(a)
35 10,455
BioMarin Pharmaceutical, Inc.
(a)
35 2,562
Bluebird Bio, Inc.
(a)
10 810
Celgene Corp.
(a)
135 14,584
Exact Sciences Corp.
(a)
25 2,175
Exelixis, Inc.
(a)
55 850
Gilead Sciences, Inc. 235 14,972
Incyte Corp.
(a)
35 2,937
Ionis Pharmaceuticals, Inc.
(a)
25 1,393
Moderna, Inc.
(a)
35 586
Neurocrine Biosciences, Inc.
(a)
15 1,492
Regeneron Pharmaceuticals, Inc.
(a)
15 4,594
Sage Therapeutics, Inc.
(a)
10 1,357
Sarepta Therapeutics, Inc.
(a)
10 831
Seattle Genetics, Inc.
(a)
20 2,148
United Therapeutics Corp.
(a)
10 898
Vertex Pharmaceuticals, Inc.
(a)
45 8,797
Total 124,806
Health Care Equipment & Supplies 2.7%
Abbott Laboratories 585 48,912
Baxter International, Inc. 160 12,272
DENTSPLY SIRONA, Inc. 75 4,108

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 9
Common Stocks (continued)
Issuer Shares Value ($)
Hill-Rom Holdings, Inc. 20 2,094
Hologic, Inc.
(a)
90 4,348
Medtronic PLC 460 50,094
STERIS PLC 25 3,539
Zimmer Biomet Holdings, Inc. 70 9,676
Total 135,043
Health Care Providers & Services 1.1%
AmerisourceBergen Corp. 50 4,269
Anthem, Inc. 90 24,217
Cardinal Health, Inc. 95 4,698
HCA Healthcare, Inc. 85 11,351
Henry Schein, Inc.
(a)
50 3,129
McKesson Corp. 60 7,980
MEDNAX, Inc.
(a)
25 549
Premier, Inc. Class A
(a)
15 489
Total 56,682
Health Care Technology 0.1%
Veeva Systems, Inc. Class A
(a)
45 6,382
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.
(a)
60 8,665
PRA Health Sciences, Inc.
(a)
20 1,954
Total 10,619
Pharmaceuticals 7.1%
Allergan PLC 85 14,969
Bristol-Myers Squibb Co. 595 34,135
Eli Lilly & Co. 300 34,185
Horizon Therapeutics PLC
(a)
35 1,012
Jazz Pharmaceuticals PLC
(a)
18 2,261
Johnson & Johnson 905 119,496
Merck & Co., Inc. 870 75,394
Mylan NV
(a)
165 3,160
Nektar Therapeutics
(a)
30 514
Perrigo Co. PLC 40 2,121
Pfizer, Inc. 1,875 71,944
Total 359,191
Total Health Care 692,723
Industrials  9.1%
Aerospace & Defense 1.8%
Boeing Co. (The) 195 66,282
HEICO Corp. 15 1,850
HEICO Corp. Class A 25 2,382
L3Harris Technologies, Inc. 85 17,536
Spirit AeroSystems Holdings, Inc. Class A 35 2,864
Total 90,914
Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc. 50 3,782
Airlines 0.6%
Delta Air Lines, Inc. 210 11,567
Southwest Airlines Co. 175 9,823
United Airlines Holdings, Inc.
(a)
85 7,721
Total 29,111
Building Products 0.1%
Masco Corp. 100 4,625
Resideo Technologies, Inc.
(a)
45 429
Total 5,054
Commercial Services & Supplies 0.3%
ADT, Inc. 40 310
Common Stocks (continued)
Issuer Shares Value ($)
Waste Management, Inc. 155 17,392
Total 17,702
Electrical Equipment 0.6%
Eaton Corp. PLC 155 13,502
Emerson Electric Co. 220 15,433
GrafTech International Ltd. 25 302
Hubbell, Inc. 20 2,834
Regal Beloit Corp. 15 1,111
Total 33,182
Industrial Conglomerates 1.8%
3M Co. 205 33,823
Honeywell International, Inc. 260 44,910
Roper Technologies, Inc. 35 11,793
Total 90,526
Machinery 1.9%
AGCO Corp. 20 1,534
Allison Transmission Holdings, Inc. 40 1,744
Caterpillar, Inc. 195 26,871
Cummins, Inc. 55 9,486
Dover Corp. 50 5,195
Flowserve Corp. 45 2,198
Fortive Corp. 105 7,245
Gardner Denver Holdings, Inc.
(a)
45 1,432
Illinois Tool Works, Inc. 120 20,230
ITT, Inc. 30 1,784
Oshkosh Corp. 25 2,135
Parker-Hannifin Corp. 45 8,257
Snap-on, Inc. 20 3,253
Timken Co. (The) 25 1,225
Woodward, Inc. 20 2,133
Total 94,722
Professional Services 0.3%
ManpowerGroup, Inc. 20 1,818
Nielsen Holdings PLC 135 2,722
Robert Half International, Inc. 40 2,291
Verisk Analytics, Inc. 55 7,958
Total 14,789
Road & Rail 1.6%
CSX Corp. 280 19,676
Landstar System, Inc. 15 1,697
Norfolk Southern Corp. 95 17,290
Union Pacific Corp. 255 42,192
Total 80,855
Trading Companies & Distributors 0.0%
HD Supply Holdings, Inc.
(a)
60 2,373
WESCO International, Inc.
(a)
15 752
Total 3,125
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp. 25 1,079
Total Industrials 464,841
Information Technology  22.4%
Communications Equipment 1.3%
Arista Networks, Inc.
(a)
15 3,669
Cisco Systems, Inc. 1,120 53,211
F5 Networks, Inc.
(a)
15 2,161
Motorola Solutions, Inc. 40 6,653
Total 65,694

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
10 Strategic Beta ETFs | Annual Report 2019
Common Stocks (continued)
Issuer Shares Value ($)
Electronic Equipment, Instruments & Components 0.1%
FLIR Systems, Inc. 35 1,805
Zebra Technologies Corp. Class A
(a)
13 3,092
Total 4,897
IT Services 4.6%
Accenture PLC Class A 160 29,667
Automatic Data Processing, Inc. 110 17,845
CACI International, Inc. Class A
(a)
5 1,119
GoDaddy, Inc. Class A
(a)
45 2,926
Mastercard, Inc. Class A 225 62,282
Paychex, Inc. 85 7,110
PayPal Holdings, Inc.
(a)
300 31,230
VeriSign, Inc.
(a)
25 4,751
Visa, Inc. Class A 435 77,804
Total 234,734
Semiconductors & Semiconductor Equipment 1.8%
Analog Devices, Inc. 95 10,130
Broadcom, Inc. 90 26,356
Lam Research Corp. 35 9,486
Micron Technology, Inc.
(a)
240 11,412
ON Semiconductor Corp.
(a)
100 2,040
Qorvo, Inc.
(a)
30 2,426
Teradyne, Inc. 40 2,449
Texas Instruments, Inc. 230 27,138
Total 91,437
Software 8.8%
Adobe, Inc.
(a)
125 34,741
ANSYS, Inc.
(a)
20 4,403
Aspen Technology, Inc.
(a)
15 1,727
Atlassian Corp. PLC Class A
(a)
25 3,020
Autodesk, Inc.
(a)
60 8,842
Cadence Design Systems, Inc.
(a)
70 4,574
Fortinet, Inc.
(a)
35 2,855
HubSpot, Inc.
(a)
10 1,551
Intuit, Inc. 60 15,450
LogMeIn, Inc. 10 657
Microsoft Corp. 1,935 277,421
NortonLifeLock, Inc.
(a)
140 3,203
Oracle Corp. 555 30,242
Palo Alto Networks, Inc.
(a)
25 5,685
Paycom Software, Inc.
(a)
10 2,115
Paylocity Holding Corp.
(a)
10 1,026
Proofpoint, Inc.
(a)
15 1,730
salesforce.com, Inc.
(a)
210 32,863
ServiceNow, Inc.
(a)
49 12,116
SolarWinds Corp.
(a)
10 189
VMware, Inc. Class A 20 3,165
Total 447,575
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc. 1,135 282,342
HP, Inc. 375 6,514
NetApp, Inc. 60 3,353
Xerox Holdings Corp. 45 1,527
Total 293,736
Total Information Technology 1,138,073
Materials  2.8%
Chemicals 1.8%
Celanese Corp. 85 10,298
CF Industries Holdings, Inc. 150 6,802
Chemours Co. (The) 115 1,887
Common Stocks (continued)
Issuer Shares Value ($)
Dow, Inc. 510 25,750
Huntsman Corp. 145 3,209
LyondellBasell Industries NV Class A 185 16,595
Olin Corp. 110 2,017
PPG Industries, Inc. 165 20,645
Valvoline, Inc. 125 2,667
Total 89,870
Containers & Packaging 0.6%
International Paper Co. 275 12,012
Packaging Corp. of America 65 7,115
Sealed Air Corp. 105 4,386
Silgan Holdings, Inc. 50 1,538
Sonoco Products Co. 70 4,039
Total 29,090
Metals & Mining 0.4%
Nucor Corp. 205 11,039
Reliance Steel & Aluminum Co. 45 5,222
Steel Dynamics, Inc. 140 4,250
United States Steel Corp. 115 1,324
Total 21,835
Paper & Forest Products 0.0%
Domtar Corp. 45 1,638
Total Materials 142,433
Real Estate  4.0%
Equity Real Estate Investment Trusts (REITs) 3.8%
American Tower Corp. 225 49,068
Apartment Investment & Management Co.
Class A 75 4,116
AvalonBay Communities, Inc. 70 15,236
Boston Properties, Inc. 80 10,976
Brandywine Realty Trust 90 1,375
Brixmor Property Group, Inc. 150 3,303
Brookfield Property REIT, Inc. Class A 35 662
Douglas Emmett, Inc. 80 3,466
Empire State Realty Trust, Inc. Class A 75 1,085
EPR Properties 40 3,112
Equity LifeStyle Properties, Inc. 80 5,595
Essex Property Trust, Inc. 33 10,795
Healthpeak Properties, Inc.
(a)
245 9,217
Host Hotels & Resorts, Inc. 350 5,737
Kimco Realty Corp. 200 4,312
Lamar Advertising Co. Class A 45 3,601
Medical Properties Trust, Inc. 225 4,664
Mid-America Apartment Communities, Inc. 55 7,644
Omega Healthcare Investors, Inc. 105 4,624
Park Hotels & Resorts, Inc. 120 2,790
Retail Properties of America, Inc. Class A 105 1,445
Service Properties Trust 80 2,024
Simon Property Group, Inc. 155 23,355
SITE Centers Corp. 70 1,087
Spirit Realty Capital, Inc. 45 2,243
Taubman Centers, Inc. 30 1,073
Ventas, Inc. 185 12,044
Total 194,649
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
160 8,568
Total Real Estate 203,217

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 11
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:
(c) The rate shown is the seven-day current annualized yield at October 31, 2019.
Common Stocks (continued)
Issuer Shares Value ($)
Utilities  3.2%
Electric Utilities 1.9%
American Electric Power Co., Inc. 325 30,677
Edison International 215 13,523
Exelon Corp. 650 29,569
PG&E Corp.
(a)
335 2,067
Pinnacle West Capital Corp. 75 7,059
PPL Corp. 470 15,740
Total 98,635
Gas Utilities 0.2%
National Fuel Gas Co. 55 2,492
UGI Corp. 135 6,435
Total 8,927
Independent Power and Renewable Electricity Producers
0.4%
AES Corp. (The) 420 7,161
NRG Energy, Inc. 160 6,419
Vistra Energy Corp. 285 7,704
Total 21,284
Common Stocks (continued)
Issuer Shares Value ($)
Multi-Utilities 0.7%
Ameren Corp. 160 12,432
Public Service Enterprise Group, Inc. 335 21,209
Total 33,641
Total Utilities 162,487
Total Common Stocks
(Cost $4,952,428) 5,069,189
Money Market Funds 0 .1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.618%
(c)
(Cost $5,676) 5,676 5,676
Total Money Market Funds
(Cost $5,676) 5,676
Total Investments in Securities
(Cost $4,958,104) 5,074,865
Other Assets & Liabilities, Net 4,226
Net Assets 5,079,091
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. – 55 – 55 – 329 – 8,299
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
12 Strategic Beta ETFs | Annual Report 2019
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 526,436 – – 526,436
Consumer Discretionary 509,418 – – 509,418
Consumer Staples 350,908 – – 350,908
Energy 216,018 – – 216,018
Financials 662,635 – – 662,635
Health Care 692,723 – – 692,723
Industrials 464,841 – – 464,841
Information Technology 1,138,073 – – 1,138,073
Materials 142,433 – – 142,433
Real Estate 203,217 – – 203,217
Utilities 162,487 – – 162,487
Total Common Stocks 5,069,189 – – 5,069,189
Money Market Funds 5,676 – – 5,676
Total Investments in Securities 5,074,865 – – 5,074,865
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
October 31, 2019
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 13
Common Stocks 98.4%
Issuer Shares Value ($)
Communication Services  8.5%
Diversified Telecommunication Services 5.5%
AT&T, Inc. 3,655 140,681
CenturyLink, Inc. 540 6,988
Verizon Communications, Inc. 2,165 130,917
Total 278,586
Entertainment 0.3%
Electronic Arts, Inc.
(a)
140 13,496
Interactive Media & Services 0.0%
TripAdvisor, Inc.
(a)
55 2,222
Media 2.6%
Comcast Corp. Class A 2,400 107,568
Discovery, Inc. Class A
(a)
80 2,157
Discovery, Inc. Class C
(a)
180 4,543
Interpublic Group of Cos., Inc. (The) 200 4,350
Nexstar Media Group, Inc. Class A 25 2,432
Omnicom Group, Inc. 110 8,491
Sinclair Broadcast Group, Inc. Class A 30 1,195
Total 130,736
Wireless Telecommunication Services 0.1%
Sprint Corp.
(a)
305 1,894
Telephone & Data Systems, Inc. 55 1,435
Total 3,329
Total Communication Services 428,369
Consumer Discretionary  6.1%
Auto Components 0.2%
Gentex Corp. 160 4,488
Lear Corp. 40 4,711
Total 9,199
Automobiles 0.4%
Ford Motor Co. 2,410 20,702
Distributors 0.2%
Genuine Parts Co. 90 9,232
Diversified Consumer Services 0.3%
frontdoor, Inc.
(a)
50 2,411
H&R Block, Inc. 120 2,999
Service Corp. International 110 5,003
ServiceMaster Global Holdings, Inc.
(a)
90 3,634
Total 14,047
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp. 215 13,296
Norwegian Cruise Line Holdings Ltd.
(a)
130 6,599
Vail Resorts, Inc. 25 5,809
Wyndham Destinations, Inc. 55 2,552
Yum China Holdings, Inc. 230 9,775
Total 38,031
Household Durables 0.5%
Garmin Ltd. 95 8,906
PulteGroup, Inc. 160 6,278
Toll Brothers, Inc. 85 3,381
Whirlpool Corp. 40 6,085
Total 24,650
Internet & Direct Marketing Retail 0.0%
Qurate Retail, Inc. Series A
(a)
240 2,290
Multiline Retail 0.1%
Kohl's Corp. 105 5,382
Common Stocks (continued)
Issuer Shares Value ($)
Specialty Retail 3.4%
Advance Auto Parts, Inc. 45 7,312
Home Depot, Inc. (The) 700 164,206
L Brands, Inc. 135 2,300
Total 173,818
Textiles, Apparel & Luxury Goods 0.2%
Ralph Lauren Corp. 35 3,362
Skechers U.S.A., Inc. Class A
(a)
85 3,176
Under Armour, Inc. Class A
(a)
120 2,478
Under Armour, Inc. Class C
(a)
125 2,313
Total 11,329
Total Consumer Discretionary 308,680
Consumer Staples  9.1%
Beverages 1.5%
PepsiCo, Inc. 555 76,129
Food & Staples Retailing 1.7%
Kroger Co. (The) 315 7,762
Sprouts Farmers Market, Inc.
(a)
45 873
Walgreens Boots Alliance, Inc. 285 15,612
Walmart, Inc. 545 63,907
Total 88,154
Food Products 1.0%
Campbell Soup Co. 65 3,010
General Mills, Inc. 235 11,952
Ingredion, Inc. 25 1,975
JM Smucker Co. (The) 45 4,756
Mondelez International, Inc. Class A 565 29,634
Total 51,327
Household Products 3.2%
Colgate-Palmolive Co. 330 22,638
Kimberly-Clark Corp. 135 17,939
Procter & Gamble Co. (The) 970 120,775
Total 161,352
Personal Products 0.1%
Herbalife Nutrition Ltd.
(a)
40 1,787
Nu Skin Enterprises, Inc. Class A 20 891
Total 2,678
Tobacco 1.6%
Altria Group, Inc. 735 32,921
Philip Morris International, Inc. 605 49,271
Total 82,192
Total Consumer Staples 461,832
Energy  8.4%
Energy Equipment & Services 0.2%
National Oilwell Varco, Inc. 340 7,691
Patterson-UTI Energy, Inc. 190 1,581
Total 9,272
Oil, Gas & Consumable Fuels 8.2%
Apache Corp. 355 7,689
Cabot Oil & Gas Corp. 385 7,176
Chevron Corp. 1,760 204,406
ConocoPhillips 1,010 55,752
Continental Resources, Inc.
(a)
75 2,210
Devon Energy Corp. 365 7,402
EOG Resources, Inc. 530 36,734
EQT Corp. 225 2,417
HollyFrontier Corp. 135 7,417
Marathon Oil Corp. 730 8,417

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
14 Strategic Beta ETFs | Annual Report 2019
Common Stocks (continued)
Issuer Shares Value ($)
Marathon Petroleum Corp. 570 36,452
PBF Energy, Inc. Class A 100 3,228
Range Resources Corp. 190 766
Valero Energy Corp. 365 35,398
Total 415,464
Total Energy 424,736
Financials  22.2%
Banks 12.8%
Bank of America Corp. 6,535 204,350
CIT Group, Inc. 70 3,002
Citigroup, Inc. 1,755 126,114
Citizens Financial Group, Inc. 350 12,306
Comerica, Inc. 115 7,523
Fifth Third Bancorp 575 16,721
First Horizon National Corp. 240 3,833
JPMorgan Chase & Co. 1,941 242,470
Popular, Inc. 75 4,085
Regions Financial Corp. 780 12,558
SVB Financial Group
(a)
40 8,859
Zions Bancorp NA 135 6,543
Total 648,364
Capital Markets 3.0%
Ameriprise Financial, Inc.
(b)
105 15,843
Bank of New York Mellon Corp. (The) 660 30,855
Eaton Vance Corp. 85 3,876
Franklin Resources, Inc. 220 6,061
Intercontinental Exchange, Inc. 450 42,444
Invesco Ltd. 315 5,299
Morgan Stanley 945 43,517
SEI Investments Co. 100 5,992
Total 153,887
Consumer Finance 1.8%
Ally Financial, Inc. 300 9,189
Capital One Financial Corp. 375 34,969
Discover Financial Services 255 20,466
Navient Corp. 160 2,203
OneMain Holdings, Inc. 50 2,000
Santander Consumer USA Holdings, Inc. 80 2,007
SLM Corp. 320 2,701
Synchrony Financial 525 18,569
Total 92,104
Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc. 235 5,076
Jefferies Financial Group, Inc. 205 3,827
Voya Financial, Inc. 110 5,936
Total 14,839
Insurance 4.2%
Allstate Corp. (The) 260 27,669
American National Insurance Co. 5 600
Brighthouse Financial, Inc.
(a)
90 3,398
Brown & Brown, Inc. 185 6,971
CNA Financial Corp. 25 1,121
Hartford Financial Services Group, Inc. (The) 290 16,553
Lincoln National Corp. 155 8,754
Marsh & McLennan Cos., Inc. 395 40,930
MetLife, Inc. 625 29,244
Old Republic International Corp. 230 5,138
Principal Financial Group, Inc. 220 11,744
Prudential Financial, Inc. 320 29,165
Reinsurance Group of America, Inc. 50 8,123
Common Stocks (continued)
Issuer Shares Value ($)
Unum Group 160 4,406
Willis Towers Watson PLC 105 19,625
Total 213,441
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 290 3,976
Total Financials 1,126,611
Health Care  12.7%
Biotechnology 1.3%
Agios Pharmaceuticals, Inc.
(a)
10 301
Alexion Pharmaceuticals, Inc.
(a)
40 4,216
Alkermes PLC
(a)
30 586
Alnylam Pharmaceuticals, Inc.
(a)
20 1,735
Amgen, Inc. 115 24,523
Biogen, Inc.
(a)
35 10,455
Bluebird Bio, Inc.
(a)
10 810
Exelixis, Inc.
(a)
55 850
Gilead Sciences, Inc. 245 15,609
Moderna, Inc.
(a)
40 670
Regeneron Pharmaceuticals, Inc.
(a)
15 4,594
United Therapeutics Corp.
(a)
10 898
Total 65,247
Health Care Equipment & Supplies 0.5%
Hill-Rom Holdings, Inc. 35 3,664
Hologic, Inc.
(a)
135 6,522
Zimmer Biomet Holdings, Inc. 100 13,823
Total 24,009
Health Care Providers & Services 1.5%
Anthem, Inc. 130 34,980
Cardinal Health, Inc. 140 6,923
HCA Healthcare, Inc. 125 16,693
Henry Schein, Inc.
(a)
75 4,694
McKesson Corp. 90 11,970
MEDNAX, Inc.
(a)
40 878
Premier, Inc. Class A
(a)
25 815
Total 76,953
Pharmaceuticals 9.4%
Allergan PLC 125 22,014
Bristol-Myers Squibb Co. 870 49,912
Horizon Therapeutics PLC
(a)
35 1,012
Jazz Pharmaceuticals PLC
(a)
25 3,141
Johnson & Johnson 1,325 174,953
Merck & Co., Inc. 1,270 110,058
Mylan NV
(a)
240 4,596
Nektar Therapeutics
(a)
30 514
Perrigo Co. PLC 60 3,181
Pfizer, Inc. 2,745 105,325
Total 474,706
Total Health Care 640,915
Industrials  9.2%
Aerospace & Defense 0.6%
L3Harris Technologies, Inc. 135 27,852
Spirit AeroSystems Holdings, Inc. Class A 60 4,909
Total 32,761
Air Freight & Logistics 0.1%
CH Robinson Worldwide, Inc. 80 6,051
Airlines 0.9%
Delta Air Lines, Inc. 340 18,727
Southwest Airlines Co. 290 16,278

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 15
Common Stocks (continued)
Issuer Shares Value ($)
United Airlines Holdings, Inc.
(a)
140 12,717
Total 47,722
Building Products 0.2%
Masco Corp. 165 7,631
Resideo Technologies, Inc.
(a)
70 667
Total 8,298
Commercial Services & Supplies 0.6%
Waste Management, Inc. 255 28,614
Electrical Equipment 1.1%
Eaton Corp. PLC 250 21,778
Emerson Electric Co. 360 25,254
GrafTech International Ltd. 35 423
Hubbell, Inc. 30 4,251
Regal Beloit Corp. 25 1,851
Total 53,557
Industrial Conglomerates 3.0%
3M Co. 335 55,272
Honeywell International, Inc. 430 74,274
Roper Technologies, Inc. 60 20,217
Total 149,763
Machinery 1.2%
AGCO Corp. 35 2,684
Cummins, Inc. 90 15,523
Dover Corp. 85 8,831
Flowserve Corp. 75 3,663
Gardner Denver Holdings, Inc.
(a)
75 2,387
ITT, Inc. 50 2,973
Oshkosh Corp. 40 3,415
Parker-Hannifin Corp. 75 13,762
Snap-on, Inc. 30 4,880
Timken Co. (The) 40 1,960
Woodward, Inc. 30 3,200
Total 63,278
Professional Services 0.1%
ManpowerGroup, Inc. 35 3,182
Nielsen Holdings PLC 220 4,435
Total 7,617
Road & Rail 1.3%
CSX Corp. 460 32,324
Landstar System, Inc. 25 2,829
Norfolk Southern Corp. 155 28,210
Total 63,363
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.
(a)
100 3,954
WESCO International, Inc.
(a)
25 1,254
Total 5,208
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp. 45 1,941
Total Industrials 468,173
Information Technology  5.7%
Communications Equipment 1.0%
F5 Networks, Inc.
(a)
65 9,365
Juniper Networks, Inc. 395 9,804
Motorola Solutions, Inc. 185 30,769
Total 49,938
Electronic Equipment, Instruments & Components 0.3%
FLIR Systems, Inc. 155 7,992
Common Stocks (continued)
Issuer Shares Value ($)
National Instruments Corp. 140 5,794
Total 13,786
IT Services 1.0%
CACI International, Inc. Class A
(a)
30 6,712
DXC Technology Co. 295 8,163
Leidos Holdings, Inc. 155 13,366
VeriSign, Inc.
(a)
120 22,802
Total 51,043
Semiconductors & Semiconductor Equipment 1.3%
Lam Research Corp. 160 43,366
ON Semiconductor Corp.
(a)
450 9,180
Qorvo, Inc.
(a)
130 10,512
Total 63,058
Software 1.4%
Autodesk, Inc.
(a)
265 39,051
LogMeIn, Inc. 55 3,612
NortonLifeLock, Inc.
(a)
635 14,529
SolarWinds Corp.
(a)
55 1,042
SS&C Technologies Holdings, Inc. 260 13,523
Total 71,757
Technology Hardware, Storage & Peripherals 0.7%
HP, Inc. 1,715 29,790
Xerox Holdings Corp. 210 7,125
Total 36,915
Total Information Technology 286,497
Materials  4.4%
Chemicals 2.6%
Celanese Corp. 125 15,144
CF Industries Holdings, Inc. 225 10,204
Chemours Co. (The) 175 2,872
Dow, Inc. 760 38,372
Huntsman Corp. 215 4,758
LyondellBasell Industries NV Class A 275 24,667
Olin Corp. 165 3,026
PPG Industries, Inc. 240 30,029
Valvoline, Inc. 190 4,055
Total 133,127
Containers & Packaging 1.1%
Avery Dennison Corp. 85 10,868
International Paper Co. 410 17,909
Packaging Corp. of America 95 10,399
Sealed Air Corp. 155 6,474
Silgan Holdings, Inc. 80 2,462
Sonoco Products Co. 100 5,770
Total 53,882
Metals & Mining 0.6%
Nucor Corp. 310 16,693
Reliance Steel & Aluminum Co. 65 7,542
Steel Dynamics, Inc. 210 6,376
United States Steel Corp. 170 1,957
Total 32,568
Paper & Forest Products 0.1%
Domtar Corp. 65 2,365
Total Materials 221,942
Real Estate  5.5%
Equity Real Estate Investment Trusts (REITs) 5.2%
Apartment Investment & Management Co.
Class A 140 7,683

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
16 Strategic Beta ETFs | Annual Report 2019
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:
(c) The rate shown is the seven-day current annualized yield at October 31, 2019.
Common Stocks (continued)
Issuer Shares Value ($)
AvalonBay Communities, Inc. 130 28,296
Boston Properties, Inc. 150 20,580
Brandywine Realty Trust 165 2,521
Brixmor Property Group, Inc. 280 6,166
Douglas Emmett, Inc. 155 6,715
Empire State Realty Trust, Inc. Class A 140 2,026
EPR Properties 75 5,834
Essex Property Trust, Inc. 60 19,628
Healthpeak Properties, Inc.
(a)
460 17,305
Host Hotels & Resorts, Inc. 660 10,817
Kimco Realty Corp. 380 8,193
Medical Properties Trust, Inc. 425 8,810
Mid-America Apartment Communities, Inc. 105 14,594
Omega Healthcare Investors, Inc. 200 8,808
Park Hotels & Resorts, Inc. 225 5,231
Retail Properties of America, Inc. Class A 200 2,752
Service Properties Trust 150 3,795
Simon Property Group, Inc. 290 43,697
SITE Centers Corp. 130 2,019
Spirit Realty Capital, Inc. 85 4,236
STORE Capital Corp. 205 8,303
Taubman Centers, Inc. 55 1,968
Ventas, Inc. 350 22,785
Total 262,762
Real Estate Management & Development 0.3%
CBRE Group, Inc. Class A
(a)
305 16,333
Total Real Estate 279,095
Utilities  6.6%
Electric Utilities 4.0%
American Electric Power Co., Inc. 670 63,241
Edison International 445 27,991
Exelon Corp. 1,330 60,502
PG&E Corp.
(a)
690 4,257
Pinnacle West Capital Corp. 150 14,118
PPL Corp. 965 32,318
Total 202,427
Common Stocks (continued)
Issuer Shares Value ($)
Gas Utilities 0.3%
National Fuel Gas Co. 110 4,984
UGI Corp. 275 13,109
Total 18,093
Independent Power and Renewable Electricity Producers
0.9%
AES Corp. (The) 865 14,748
NRG Energy, Inc. 330 13,240
Vistra Energy Corp. 590 15,948
Total 43,936
Multi-Utilities 1.4%
Ameren Corp. 330 25,641
Public Service Enterprise Group, Inc. 685 43,367
Total 69,008
Total Utilities 333,464
Total Common Stocks
(Cost $4,896,174) 4,980,314
Exchange-Traded Equity Funds 1.4%
Issuer Shares Value ($)
Financials  1.4%
Financial Select Sector SPDR Fund 2,322 66,642
Total Exchange-Traded Equity Funds
(Cost $65,347) 66,642
Money Market Funds 0.1%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.618%
(c)
(Cost $6,967) 6,967 6,967
Total Money Market Funds
(Cost $6,967) 6,967
Total Investments in Securities
(Cost $4,968,488) 5,053,923
Other Assets & Liabilities, Net 5,987
Net Assets 5,059,910
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. – 105 – 105 – 628 – 15,843

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 17
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the
Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 428,369 – – 428,369
Consumer Discretionary 308,680 – – 308,680
Consumer Staples 461,832 – – 461,832
Energy 424,736 – – 424,736
Financials 1,126,611 – – 1,126,611
Health Care 640,915 – – 640,915
Industrials 468,173 – – 468,173
Information Technology 286,497 – – 286,497
Materials 221,942 – – 221,942
Real Estate 279,095 – – 279,095

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
18 Strategic Beta ETFs | Annual Report 2019
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Utilities 333,464 – – 333,464
Total Common Stocks 4,980,314 – – 4,980,314
Exchange-Traded Equity Funds 66,642 – – 66,642
Money Market Funds 6,967 – – 6,967
Total Investments in Securities 5,053,923 – – 5,053,923
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 19
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,950,134 and $4,953,273, respectively) $5,066,566 $5,038,080
Affiliated issuers (cost $7,970 and $15,215, respectively) 8,299 15,843
Receivable for:
Dividends 4,859 6,785
Total assets 5,079,724 5,060,708
Liabilities
Payable for:
Investment management fees 633 798
Total liabilities 633 798
Net assets applicable to outstanding capital stock $5,079,091 $5,059,910
Represented by:
Paid-in capital $4,953,473 $4,961,596
Total distributable earnings (loss) 125,618 98,314
Total - representing net assets applicable to outstanding capital stock $5,079,091 $5,059,910
Shares outstanding 250,050 250,050
Net asset value per share $20.31 $20.24

STATEMENT OF OPERATIONS
For the period from September 25, 2019 (commencement of operations) through October 31, 2019
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
20 Strategic Beta ETFs | Annual Report 2019
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $9,687 $13,062
Total income 9,687 13,062
Expenses:
Investment management fees 755 953
Net investment income 8,932 12,109
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (75) 770
Net realized gain (loss) (75) 770
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 116,432 84,807
Investments - affiliated issuers 329 628
Net change in unrealized appreciation 116,761 85,435
Net realized and unrealized gain 116,686 86,205
Net increase in net assets resulting from operations $125,618 $98,314

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 21
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value
ETF
Year Ended
October 31,
2019
(a)
Year Ended
October 31,
2019
(a)
Operations
Net investment income $8,932 $12,109
Net realized gain (loss) (75) 770
Net change in unrealized appreciation 116,761 85,435
Net increase in net assets resulting from operations 125,618 98,314
Increase in net assets 125,618 98,314
Net Assets:
Net assets beginning of period 4,953,473
(b)
4,961,596
(c)
Net assets at end of period $5,079,091 $5,059,910
Capital stock activity
Shares outstanding, beginning of period 250,050 250,050
Shares outstanding, end of period 250,050 250,050
(a) Based on operations from September 25, 2019 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 and securities of $5,000,000 were contributed on September 24, 2019. Prior to September 25, 2019 commencement of operations), the Fund had an decrease in net assets of $47,527 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.
(c) Initial cash of $1,000 and securities of $5,000,000 were contributed on September 24, 2019. Prior to September 25, 2019 (commencement of operations), the Fund had a decrease in net assets of $39,404 resulting from change in unrealized depreciation due to market fluctuation of the initial securities contributed.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
22 Strategic Beta ETFs | Annual Report 2019
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. The price used to calculate Total Return at Market is based on the midpoint of the 4:00 PM Eastern (U.S.) bid/ask spread on the New York Stock Exchange
(NYSE) and does not represent returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Columbia Research Enhanced Core ETF
Year Ended
October 31,
2019
(a)
Per share data
Net asset value, beginning of period $19.81
Income (loss) from investment operations:
Net investment income 0.04
Net realized and unrealized gain 0.46
Total from investment operations 0 .50
Net asset value, end of year $20.31
Total Return at NAV 2.52%
Total Return at Market 2.63%
Ratios to average net assets:
Total gross expenses
(b)
0.15%
(c)
Total net expenses
(b)(d)
0.15%
(c)
Net investment income 1.77%
(c)
Supplemental data
Net assets, end of period (in thousands) $5,079
Portfolio turnover 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of these ﬁnancial statements.
Strategic Beta ETFs | Annual Report 2019 23
Columbia Research Enhanced Value ETF
Year Ended
October 31,
2019
(a)
Per share data
Net asset value, beginning of period $ 19 .84
Income (loss) from investment operations:
Net investment income 0 .05
Net realized and unrealized gain 0 .35
Total from investment operations 0 .40
Net asset value, end of year $ 20 .24
Total Return at NAV 2 .02%
Total Return at Market 2 .02%
Ratios to average net assets:
Total gross expenses
(b)
0 .19%
(c)
Total net expenses
(b)(d)
0 .19%
(c)
Net investment income 2 .41%
(c)
Supplemental data
Net assets, end of period (in thousands) $ 5,060
Portfolio turnover 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Annualized
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
October 31, 2019
24 Strategic Beta ETFs | Annual Report 2019
Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
currently operates as a diversified fund.
On September 20, 2019, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in each Columbia Research
Enhanced Core ETF and Columbia Research Enhanced Value ETF, which represented the initial capital for the Fund at
$20 per share. On September 24, 2019, Wells Fargo invested $5,000,000 of securities in each of Columbia Research
Enhanced Core ETF and Columbia Research Enhanced Value ETF at $20 per share. Shares of the Fund were first offered to the public on September 25, 2019.
These financial statements cover the period from September 25, 2019 (commencement of operations) through October
31, 2019.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Funds in the preparation of their ﬁnancial statements.
Security valuation
Equity securities (including common stocks, preferred stocks, and exchange traded funds) listed on an exchange are valued at the last closing price on their primary exchange (which, in the case of foreign securities, may be a foreign exchange) or, if a closing price is not readily available, at the mean of the closing bid and asked prices. Over-the-counter equity securities not listed on any national exchange are valued at the mean between the closing bid and asked prices.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 25
mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translation
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
26 Strategic Beta ETFs | Annual Report 2019
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The NAV per share of each Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern
Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08
Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 27
periods within those fiscal years. Management does not expect the implementation of this guidance to have a material impact on the financial statement amounts and footnote disclosures.
Accounting Standards Update 2018-13 Disclosure Framework — Changes to the Disclosure Requirements for Fair Value
Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any; brokerage fees and commissions, interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a
Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Fund are payable by the Investment
Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
28 Strategic Beta ETFs | Annual Report 2019
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25%
of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees, however, there are no current plans to impose these fees.
Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, these differences are primarily due to differing treatments for re-characterization of distributions for investments. To the extent these differences are permanent, reclassifications are made among the components of the applicable Fund’s net assets.
Temporary differences do not require reclassifications. The following reclassifications were made.
For the year ended October 31, 2019, there were no distributions.
At October 31, 2019, the components of distributable earnings on a tax basis were as follows:
At October 31, 2019, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended October 31, 2019, were as follows:
Fund
Undistributed
net investment
income ($)
Accumulated
net realized
gain (loss) ($)
Paid-in
capital ($)
Columbia Research Enhanced Core ETF (124) 124 -
Columbia Research Enhanced Value ETF (240) 240 -
Fund
Undistributed ordinary
income ($)
Undistributed long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 8,743 49 - 116,826
Columbia Research Enhanced Value ETF 12,640 115 - 85,559
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 4,958,039 182,491 (65,665) 116,826
Columbia Research Enhanced Value ETF 4,968,364 165,049 (79,490) 85,559

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
Strategic Beta ETFs | Annual Report 2019 29
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended October 31, 2019, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the year ended October 31, 2019, the in-kind redemptions were as follows:
Line of credit
Effective December 3, 2019, each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank,
N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
Significant risks
Financial concentration risk
Columbia Research Enhanced Value ETF has concentrated investments in the financials sector. Because companies in the financials sector are subject to extensive governmental regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, these factors may adversely affect
Fund performance.
Passive Investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their underlying index. The Funds invest in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Funds do not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 5,490 5,450
Columbia Research Enhanced Value ETF 65,603 65,440
Funds Contributions ($)
Columbia Research Enhanced Core ETF 4,952,463
Columbia Research Enhanced Value ETF 4,960,588
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF - - -
Columbia Research Enhanced Value ETF - - -

NOTES TO FINANCIAL STATEMENTS
(continued)
October 31, 2019
30 Strategic Beta ETFs | Annual Report 2019
Technology and technology-related investment risk
Columbia Research Enhanced Core ETF may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it was invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Strategic Beta ETFs | Annual Report 2019 31
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF (two of the funds constituting
Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of October 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period September 25, 2019 (commencement of operations) through October 31, 2019 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2019, and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period September 25, 2019 (commencement of operations)
through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the
Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and
Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
December 20, 2019
We have served as auditors of one or more investment companies within the Columbia Funds Complex since 1977.

FEDERAL INCOME TAX INFORMATION
(Unaudited)
32 Strategic Beta ETFs | Annual Report 2019
The Funds hereby designate the following tax attributes for the ﬁscal year ended October 31, 2019 . Shareholders will be notiﬁed in early 2020 of the amounts for use in preparing 2019 income tax returns.
The Funds designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Funds
Columbia Research Enhanced Core ETF $51
Columbia Research Enhanced Value ETF $121

TRUSTEES AND OFFICERS
Strategic Beta ETFs | Annual Report 2019 33
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. Certain Trustees may have served as a Trustee to other Funds in the
Columbia Funds Complex prior to the date set forth in the Position Held with the Trusts and Length of Service column.
Under current Board policy, Trustees not affiliated with the Investment Manager generally may serve through the end of the calendar year in which they reach either the mandatory retirement age established by the Board.
Independent trustees
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
George S. Batejan
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1953
Trustee since
January 2017 for
each Trust
Executive Vice President, Global Head of
Technology and Operations, Janus Capital
Group, Inc., 2010-2016
121 Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-2016;
former Director, Intech
Investment Management,
2011-2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board Member,
University of Colorado
Business School,
2015-2018
Kathleen Blatz
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
Attorney, specializing in arbitration and
mediation; Chief Justice, Minnesota
Supreme Court, 1998-2006; Associate
Justice, Minnesota Supreme Court,
1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996;
Attorney in private practice and public
service, 1984-1993; State Representative,
Minnesota House of Representatives,
1979-1993, which included service on the
Tax and Financial Institutions and Insurance
Committees; Member and Interim Chair,
Minnesota Sports Facilities Authority,
January - July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue
Shield of Minnesota (health care insurance),
February - July 2018
121 Trustee, BlueCross
BlueShield of Minnesota
since 2009
(Chair of the Business
Development Committee
2014-2017; Chair of the
Governance Committee
since 2017); Chair of the
Robina Foundation since
August 2013; former
Member and Chair of
the Board, Minnesota
Sports Facilities Authority,
January 2017 – July 2017

TRUSTEES AND OFFICERS
(continued)
34 Strategic Beta ETFs | Annual Report 2019
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Edward J. Boudreau, Jr.
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1944
Chair of the Board
since January
2018; Trustee
since
April 2016 for CET
I and September
2016 for CET II
Managing Director, E.J. Boudreau &
Associates
(consulting) since 2000; FINRA Industry
Arbitrator, 2002 – present; Chairman and
Chief Executive Officer, John Hancock
Investments (asset management), Chairman
and Interested Trustee for open-end and
closed-end funds offered by John Hancock,
1989-2000; John Hancock Mutual Life
Insurance Company, including Senior
Vice President and Treasurer and Senior
Vice President Information Technology,
1968-1988
121 Former Trustee, Boston
Museum of Science
(Chair of Finance
Committee), 1985-2013;
former Trustee, BofA
Funds Series Trust (11
funds), 2005-2011
Pamela G. Carlton
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Springboard- Partners in Cross
Cultural Leadership (consulting company)
since 2003; Managing Director of US Equity
Research, JP Morgan Chase, 1999-2003;
Director of US Equity Research, Chase Asset
Management, 1996- 1999; Co-Director Latin
America Research, 1993-1996, COO Global
Research, 1992-1996, Co-Director of US
Research, 1991-1992, Investment Banker,
Morgan Stanley, 1982-1991
121 Trustee, New York
Presbyterian Hospital
Board (Executive
Committee and Chair
of Human Resources
Committee) since 1996;
Director, Laurel Road
Bank (Audit Committee)
since 2017
Patricia M. Flynn
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1950
Trustee since
April 2016
for CET I and
September 2016
for CET II
Trustee Professor of Economics and
Management, Bentley University since 1976
(also teaches and conducts research on
corporate governance); Dean, McCallum
Graduate School of Business, Bentley
University, 1992-2002
121 Trustee, MA Taxpayers
Foundation since 1997;
Board of Directors, The
MA Business Roundtable
since 2003; Board of
Governors, Innovation
Institute, MA Technology
Collaborative since 2010
Brian J. Gallagher
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1954
Trustee since
December 2017 for
each Trust
Retired; Partner with Deloitte & Touche LLP
and its predecessors, 1977 - 2016
119 Trustee, Catholic Schools
Foundation since 2004
Catherine James Paglia
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1952
Trustee since
April 2016
for CET I and
September 2016
for CET II
Director, Enterprise Asset Management, Inc.
(private real estate and asset management
company) since September 1998; Managing
Director and Partner, Interlaken Capital,
Inc., 1989-1997; Managing Director,
Morgan Stanley, 1982-1989; Vice President,
Investment Banking, 1980-1982, Associate,
Investment Banking, 1976-1980, Dean
Witter Reynolds, Inc.
121 Director, Enterprise Asset
Management, Inc. (private
real estate and asset
management company)
since September 1998;
Managing Director
and Partner, Interlaken
Capital, Inc., 1989-1997;
Managing Director,
Morgan Stanley, 1982-
1989; Vice President,
Investment Banking,
1980-1982, Associate,
Investment Banking,
1976-1980, Dean Witter
Reynolds, Inc.

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 35
Independent trustees (continued)
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
Anthony M. Santomero
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1946
Trustee since
April 2016
for CET I and
September 2016
for CET II
Richard K. Mellon Professor Emeritus of
Finance, The Wharton School, University of
Pennsylvania, since 2002; Senior Advisor,
McKinsey & Company
(consulting), 2006-2008; President, Federal
Reserve Bank of Philadelphia, 2000-2006;
Professor of Finance, The Wharton School,
University of Pennsylvania, 1972-2002
121 Trustee, Penn Mutual Life
Insurance Company since
March 2008; Director,
Renaissance Reinsurance
Ltd. since May 2008;
former Trustee, BofA
Funds Series Trust (11
funds), 2008-2011;
former Director, Citigroup
Inc. and Citibank, N.A.,
2009-2019
Minor M. Shaw
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street,
Mail Drop BX32 05228,
Boston, MA 02110
1947
Trustee since
April 2016
for CET I and
September 2016
for CET II
President, Micco LLC (private investments)
since 2011; President, Micco Corp. (family
investment business), 1998-2011
121 Director, BlueCross
BlueShield of South
Carolina since
April 2008; Board Chair,
Hollingsworth Funds since
2016; Advisory Board
member, Duke Energy
Corp. since October
2016; Chair of the Duke
Endowment; Chair of
Greenville – Spartanburg
Airport Commission;
former Trustee, BofA
Funds Series Trust (11
funds), 2003-2011;
former Director, Piedmont
Natural Gas, 2004-2016;
former Director, National
Association of Corporate
Directors, Carolinas
Chapter, 2013-2018
Sandra Yeager
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin Street
Mail Drop BX32 05228,
Boston, MA 02110
1964
Trustee since
12/17
Retired; President and founder, Hanoverian
Capital, LLC (SEC registered investment
advisor firm), 2008-2016; Managing Director,
DuPont Capital, 2006-2008; Managing
Director, Morgan Stanley Investment
Management, 2004-2006; Senior Vice
President, Alliance Bernstein, 1990-2004
119 Director, NAPE Education
Foundation since October
2016

TRUSTEES AND OFFICERS
(continued)
36 Strategic Beta ETFs | Annual Report 2019
* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available without charge, upon request by calling 888.800.4347 or visiting columbiathreadneedleus.com/etfs.
Interested trustee affiliated with Investment Manager*
Name,
address,
year of birth
Position held
with the Trusts
and
length of service
Principal occupation(s)
during the past five years
and other relevant
professional experience
Number of
Funds in the
Columbia
Funds
complex
overseen
Other directorships
held by Trustee
during the past
five years
William F. Truscott
c/o Columbia Management
Investment Advisers, LLC,
225 Franklin St.
Boston, MA 02110
1960
Trustee and Senior
Vice President
since April 2016
for CET I and
September 2016
for CET II
Chairman of the Board and President,
Columbia Management Investment Advisers,
LLC since May 2010 and February 2012,
respectively; Chief Executive Officer, Global
Asset Management, Ameriprise Financial,
Inc. since September 2012
previously Chief Executive Officer, U.S. Asset
Management & President, Annuities, May
2010 - September 2012); Director and Chief
Executive Officer, Columbia Management
Investment Distributors, Inc. since May
2010 and
February 2012, respectively; Chairman
of the Board and Chief Executive Officer,
RiverSource Distributors, Inc. since 2006;
Director, Threadneedle Asset Management
Holdings, SARL since 2014; President and
Chief Executive Officer, Ameriprise Certificate
Company, 2006 - August 2012.
192
Chairman of the Board,
Columbia Management
Investment Advisers, LLC
since May 2010; Director,
Columbia Management
Investment Distributors,
Inc. since
May 2010; former
Director, Ameriprise
Certificate Company,
August 2006 - January
2013

TRUSTEES AND OFFICERS
(continued)
Strategic Beta ETFs | Annual Report 2019 37
Board has appointed ofﬁcers who are responsible for day-to-day business decisions based on policies it has established.
The ofﬁcers serve at the pleasure of the Board. The following table provides basic information about the Ofﬁcers of the
Funds as of the printing of this report, including principal occupations during the past ﬁve years, although their speciﬁc titles may have varied over the period. In addition to Mr. Truscott, who is Senior Vice President, the Funds’ other ofﬁcers are:
Fund officers
Name,
address, and
year of birth
Position and year
first appointed to
position for any Fund
in the Columbia
Funds complex or a
predecessor thereof Principal occupation(s) during the past five years
Christopher O. Petersen
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1970
President and Principal
Executive Officer (2015)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc. since January
2015 (previously Vice President and Chief Counsel, January 2010 – December
2014); officer of Columbia Funds and affiliated funds since 2007.
Michael G. Clarke
225 Franklin Street
Boston, MA 02110
Born 1969
Chief Financial Officer
(Principal Financial
Officer)(2009) and
Senior Vice President
(2019)
Vice President — Accounting and Tax, Columbia Management Investment
Advisers, LLC, since May 2010; senior officer of Columbia Funds and affiliated funds since 2002 (previously, Treasurer and Chief Accounting Officer,
January 2009-January 2019 and December 2015-January 2019, respectively).
Marybeth Pilat
225 Franklin Street
Boston, MA 02110
Born 1968
Treasurer and Chief
Accounting Officer
(Principal Accounting
Officer) (2019)
Vice President – Product Pricing and Administration, Columbia Management
Investment Advisers, LLC, since May 2017; Director - Fund Administration, Calvert
Investments, August 2015 – March 2017; Vice President - Fund Administration,
Legg Mason, May 2015 - July 2015; Vice President - Fund Administration, Columbia
Management Investment Advisers, LLC, May 2010 - April 2015.
Paul B. Goucher
485 Lexington Avenue
New York, NY 10017
Born 1968
Senior Vice President
(2011), and Assistant
Secretary (2008)
Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc.
since January 2017 (previously Vice President and Lead Chief Counsel, November
2008 – January 2017 and January 2013 – January 2017, respectively); Vice
President, Chief Legal Officer and Assistant Secretary, Columbia Management
Investment Advisers, LLC since March 2015 (previously Vice President and
Assistant Secretary, May 2010 – March 2015).
Thomas P. McGuire
225 Franklin Street
Boston, MA 02110
Born 1972
Senior Vice President
and Chief Compliance
Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc.,
since May 2010; Chief Compliance Officer, Ameriprise Certificate Company since
September 2010.
Colin Moore
225 Franklin Street
Boston, MA 02110
Born 1958
Senior Vice President
(2010)
Executive Vice President and Global Chief Investment Officer, Ameriprise Financial,
Inc., since July 2013; Executive Vice President and Global Chief Investment Officer,
Columbia Management Investment Advisers, LLC since July 2013.
Ryan C. Larrenaga
225 Franklin Street
Boston, MA 02110
Born 1970
Senior Vice President
(2017), Chief Legal
Officer (2017), and
Secretary
(2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since August 2018
(previously Vice President and Group Counsel, August 2011 - August 2018); officer of Columbia Funds and affiliated funds since 2005.
Michael E. DeFao
225 Franklin Street
Boston, MA 02110
Born 1968
Vice President (2011)
and Assistant Secretary
(2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc. since May 2010.
Lyn Kephart-Strong
5228 Ameriprise
Financial Center
Minneapolis, MN 55474
Born 1960
Vice President (2015) President, Columbia Management Investment Services Corp. since October 2014;
Vice President & Resolution Officer, Ameriprise Trust Company since August 2009.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
38 Strategic Beta ETFs | Annual Report 2019
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise
Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Research Enhanced Core ETF and
Columbia Research Enhanced Value ETF (each, an ETF and collectively, the ETFs). Under each investment management services agreement (each, an IMS Agreement, and collectively, the IMS Agreements), Columbia Threadneedle provides investment advice and other services to each ETF and other funds distributed by Columbia Management Investment
Distributors, Inc. (collectively, the Funds).
The ETFs’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), at its
June 17-19, 2019 in-person Board meeting (the June Meeting), considered approval of each IMS Agreement. At the
June Meeting, independent legal counsel to the Independent Trustees (Independent Legal Counsel) reviewed with the
Independent Trustees various factors relevant to the Board’s consideration of each IMS Agreement and the Board’s legal responsibilities related to such consideration. The Board took into account the variety of written materials and oral presentations it and its Contracts Committee received at the June Meeting and at its April 16-18, 2019 Meeting (the
April Meeting) in connection with its evaluation of the services proposed to be provided by Columbia Threadneedle. The
Board also accorded appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee
in determining whether to approve each IMS Agreement. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved each IMS Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia
Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel, including the firm’s experience with the existing ETFs as well as other passively managed funds.
The Board also discussed the compliance program of Columbia Threadneedle, and observed that the program had previously been reviewed by the ETFs’ Chief Compliance Officer (CCO) and the Board. The Board also recalled its review of the financial condition of Columbia Threadneedle both at the April and June Meetings and its ability to carry out its responsibilities under each IMS Agreement.
In connection with the Board's evaluation of the overall package of services to be provided by Columbia Threadneedle to the ETFs, the Board considered the oversight of the administrative and transfer agency services to be provided by The
Bank of New York Mellon (BNY) (which was previously discussed with respect to its services currently being provided to the existing ETFs). It was observed that Columbia Threadneedle currently oversees the relationship with BNY, as BNY also provides administrative and transfer agency services to the other Columbia ETFs overseen by the Board under substantially identical agreements.
The Board also discussed the acceptability of the terms of each IMS Agreement, including the relatively broad scope of services required to be performed by Columbia Threadneedle.
Investment performance
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management services agreements. It was noted that since the ETFs had not yet commenced operations, they do not have their own track records as of yet. The Board observed though the back-tested positive performance of each ETF’s newly constructed index (each, an Index, and collectively, the Indexes) provided at the
April Meeting, the performance of which is sought to be replicated by the ETFs.
The Board also observed the passive nature of the ETFs and the development of the Indexes. The Board further observed that the objective of each of the ETFs is to seek investment results that, before fees and expenses, closely correspond to the performance of its Index, and that there will be full disclosure to the market of the composition of the
Indexes and any changes thereto.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
Strategic Beta ETFs | Annual Report 2019 39
Based on the foregoing, and based on other information received (both oral and written), the Board concluded that
Columbia Threadneedle is in a position to provide a high quality and level of service to the ETFs.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle from its relationship with the ETFs
The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. In considering the proposed level of fees under each IMS Agreement, the Board accorded particular weight to the unified/all-inclusive fee structure proposed for the ETFs. In this regard, the Board observed that many of the potential competitors of the ETFs have adopted similar unified/all-inclusive fee structures. The Board also observed that the proposed fee rates are below category median and directly in line with the corresponding broad beta iShares Russell
ETFs (tracking the starting universes on which the ETFs’ Indexes construction methodology is applied). It was further observed that any 12b-1 fees to be paid by the ETFs would fall outside the unified fee.
The Board considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia
Threadneedle providing investment management services to the ETFs. The Board noted that the fees to be paid by the ETFs should permit Columbia Threadneedle to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board observed Columbia Threadneedle’s representation that it does not expect any meaningful profitability to be generated from the ETFs in the first few years of operations. The
Board also considered its prior review of Columbia Threadneedle’s profitability from other retail Funds and the Board’s conclusion that the profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by Columbia Threadneedle and its affiliates as the ETFs grow and took note of the extent to which shareholders might also benefit from such growth. The Board considered that each IMS Agreement provides for a relatively low, flat unified fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows. Based on these and other considerations, including that the ETFs were newly organized, the Board generally concluded that it was premature to consider any economies of scale for the ETFs.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the proposed investment management services fees were fair and reasonable in light of the extent and quality of services expected to be provided.
In reaching this conclusion, no single factor was determinative. On June 19, 2019, the Board, including all of the
Independent Trustees, approved each IMS Agreement.

ADDITIONAL INFORMATION
40 Strategic Beta ETFs | Annual Report 2019
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Funds ﬁle a complete schedule of portfolio holdings with the SEC for the ﬁrst and third quarters of each ﬁscal year on
Form N-Q or Form N-PORT (available for ﬁlings after March 31, 2020). The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as ﬁled on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 888.800.4347.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 888.800.4347.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
225 Franklin Street
Boston, MA, 02110
ANN305_10_J01_(12/19)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/ etfs . Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
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Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

During the period covered by this report, there were not any amendments to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(c)

During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party that relates to one or more of the items set forth in paragraph (b) of this Item.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Brian J. Gallagher, Pamela G. Carlton, Anthony M. Santomero, and Sandra L. Yeager, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Gallagher, Ms. Carlton, Mr. Santomero, and Ms. Yeager are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the seven series of the registrant whose reports to stockholders are included in this annual filing. Fee information for fiscal year end 2018 includes fees one fund that commenced operations during the period. Fee information for fiscal year end 2019 includes fees two funds that commenced operations during the period

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended October 31, 2019 and October 31, 2018 are approximately as follows:

2019	2018
$77,500	$60,300

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended October 31, 2019 and October 31, 2018 are approximately as follows:

2019	2018
$0	$0

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended October 31, 2019 and October 31, 2018, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2019 and October 31, 2018 are approximately as follows:

2019	2018
$39,600	$32,800

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended October 31, 2019 and October 31, 2018, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended October 31, 2019 and October 31, 2018 are approximately as follows:

2019	2018
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

During the fiscal years ended October 31, 2019 and October 31, 2018, there were no Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

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(e)(2) 100% of the services performed for items (b) through (d) above during 2019 and 2018 were pre-approved by the registrant’s Audit Committee.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended October 31, 2019 and October 31, 2018 are approximately as follows:

2019	2018
$39,625	$32,900

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. The Board’s independent Trustees, Brian J. Gallagher, Pamela G. Carlton, Anthony Santomero, and Sandra L. Yeager are all members of the Audit Committee.

(b) Not Applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(c)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(d)

There was no change in the registrant's internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 20, 2019
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer
Date	December 20, 2019